JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 85.8% (a)
Alabama — 3.9%
Alabama Drinking Water Finance Authority, Revolving Fund Loan Series 2013-A, Rev., 3.00%, 8/15/2023	50,000	50,146
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2023 (b)	90,000	91,670
Series B, Rev., 5.00%, 9/1/2023 (b)	25,000	25,464
Alabama Public School and College Authority, Capital Improvement
Series 2014-A, Rev., 5.00%, 2/1/2023	30,000	30,128
Series 2012B, Rev., 3.00%, 3/1/2023	40,000	40,019
Series 2013A, Rev., 3.25%, 6/1/2024	40,000	40,134
Series 2014-B, Rev., 5.00%, 1/1/2025	75,000	77,767
Auburn University, General Fee Series 2020A, Rev., 5.00%, 6/1/2023	10,000	10,122
Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	30,902
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	40,000,000	39,843,200
Black Belt Energy Gas District, Gas Project Series E, Rev., 5.00%, 6/1/2028 (c)	27,795,000	28,979,631
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	59,398
Black Belt Energy Gas District, Gas Supply Subseries 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.96%, 12/5/2022 (d)	25,575,000	25,232,073
Board of Water and Sewer Commissioners of the City of Mobile Rev., 5.00%, 1/1/2023	160,000	160,316
City of Auburn, Warrant Series 2014A, GO, 5.00%, 12/1/2022	95,000	95,000
City of Birmingham
Series A, GO, 5.00%, 12/1/2022	200,000	200,000
Series 2013A, GO, 5.00%, 3/1/2023 (b)	200,000	201,245
City of Graysville Rev., AGM, 5.38%, 6/1/2023 (b)	25,000	25,340
City of Guntersville, Warrants GO, 5.00%, 12/1/2022	20,000	20,000
City of Homewood, Warrants GO, 2.00%, 3/1/2025	30,000	29,406
City of Huntsville, Warrants
Series 2020B, GO, 5.00%, 9/1/2023	30,000	30,543
Series 2013-C, GO, 5.00%, 11/1/2023 (b)	25,000	25,551
City of Madison, Warrants GO, 4.00%, 4/1/2023 (b)	20,000	20,101
City of Montgomery, Warrants
Series 2021B, GO, 3.00%, 12/1/2022	395,000	395,000
GO, 3.00%, 2/1/2023	15,000	15,015
City of Trussville, Warrants Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	25,503
County of Mobile, Warrants
Series 2020B, GO, 4.00%, 8/1/2023	25,000	25,241
GO, 5.00%, 8/1/2025 (b)	25,000	26,524
County of Montgomery, Warrants GO, 5.00%, 3/1/2023	45,000	45,278
Escambia County Board of Education, Tax Anticipation Warrants Rev., 5.00%, 12/1/2022 (b)	50,000	50,000
Homewood Educational Building Authority, Educational Facilities, Samford University
Series 2013A, Rev., AGM, 4.75%, 12/1/2022 (b)	540,000	540,000
Series 2013A, Rev., AGM, 5.00%, 12/1/2022 (b)	150,000	150,000
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	300,000	300,000
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	94,684
Limestone County Water and Sewer Authority
Rev., 5.00%, 12/1/2022	425,000	425,000
Series 2014B, Rev., 4.00%, 12/1/2023 (b)	30,000	30,421
Lower Alabama Gas District (The), Gas Project Rev., 4.00%, 12/1/2022	135,000	135,000
Madison County Board of Education, Tax Anticipation Warrants Rev., 5.00%, 9/1/2023	20,000	20,343

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Madison Water and Wastewater Board
Rev., 3.00%, 12/1/2022	60,000	60,000
Rev., 5.00%, 12/1/2022	145,000	145,000
Montgomery County Public Education Cooperative District, Public Schools Project Rev., 5.00%, 4/1/2023	200,000	201,532
Muscle Shoals Utilities Board Rev., 5.00%, 12/1/2022	45,000	45,000
Southeast Energy Authority A Cooperative District
Series B-1, Rev., 5.00%, 8/1/2023	500,000	503,463
Series B-1, Rev., 5.00%, 8/1/2024	1,160,000	1,177,408
University of Alabama (The)
Series 2019B, Rev., 4.00%, 7/1/2023	35,000	35,306
Series 2012-A, Rev., 5.00%, 7/1/2023	150,000	150,298
Series 2014B, Rev., 5.00%, 7/1/2023	25,000	25,361
Series 2012-A, Rev., 5.00%, 7/1/2024	310,000	310,592
Series 2014B, Rev., 5.00%, 7/1/2024 (b)	50,000	51,868
Series 2017A, Rev., 5.00%, 7/1/2024	20,000	20,747
Water Works Board of the City of Birmingham (The)
Series 2016A, Rev., 5.00%, 1/1/2023	20,000	20,041
Series 2016B, Rev., 5.00%, 1/1/2023 (b)	25,000	25,051
Total Alabama		100,367,832
Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage
Series 2016A, Rev., 1.55%, 12/1/2022	70,000	70,000
Series 2019A, Rev., 1.50%, 6/1/2024	305,000	297,967
Alaska Housing Finance Corp., State Capital Project
Series 2014D, Rev., 5.00%, 12/1/2022	100,000	100,000
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,000
Series 2017A, Rev., 5.00%, 12/1/2022	20,000	20,000
Series 2018B, Rev., 5.00%, 12/1/2022	25,000	25,000
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2022	85,000	85,000
Series 2017-3, Rev., 5.00%, 12/1/2022	40,000	40,000
Series 3, Rev., 5.00%, 12/1/2022	85,000	85,000
Series 2013-1, Rev., 4.00%, 2/1/2023	95,000	95,224
Series TWO, Rev., 5.00%, 9/1/2024	80,000	80,144
Borough of Matanuska-Susitna Series C, GO, 5.00%, 3/1/2023	40,000	40,242
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2025	40,000	42,117
Rev., 5.25%, 9/1/2026	95,000	100,599
Borough of North Slope
Series B, GO, 5.00%, 10/30/2023	20,000	20,423
Series 2020A, GO, 5.00%, 6/30/2025	35,000	36,997
Borough of North Slope, General Purpose Series 2019A, GO, 5.00%, 6/30/2023	40,000	40,555
Municipality of Anchorage Series D, GO, 5.00%, 9/1/2023	25,000	25,440
State of Alaska
Series 2013B, GO, 5.00%, 8/1/2023	60,000	60,244
Series 2013B, GO, 5.00%, 8/1/2024	145,000	145,583

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Series 2013B, GO, 5.00%, 8/1/2025	20,000	20,082
State of Alaska, Native Tribal Health Consortium Housing Facility Project COP, 5.00%, 6/1/2023	25,000	25,304
Total Alaska		1,480,921
Arizona — 1.0%
Arizona Health Facilities Authority Series 2013-B, Rev., 5.00%, 2/1/2026	1,065,000	1,068,505
Arizona Health Facilities Authority, Banner Health Series 2015B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 2.10%, 12/8/2022 (d)	9,400,000	9,073,914
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2019A, Rev., 5.00%, 11/1/2024	95,000	98,407
Arizona School Facilities Board Series 2015A, COP, 5.00%, 9/1/2023 (b)	20,000	20,365
Arizona State University Series 2016A, Rev., 5.00%, 7/1/2023	25,000	25,366
Arizona State University, Excise Tax, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2025	40,000	42,357
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2023	85,000	86,244
Rev., 5.00%, 7/1/2023	90,000	91,322
City of Buckeye, Excise Tax Rev., 5.00%, 7/1/2023	25,000	25,351
City of Casa Grande Series 2016B, GO, 4.00%, 8/1/2023 (b)	20,000	20,196
City of Flagstaff, Road Repair, Street Improvement Project Rev., 4.00%, 7/1/2023	20,000	20,172
City of Goodyear GO, 5.00%, 7/1/2023	35,000	35,492
City of Mesa, Utility System Rev., 3.00%, 7/1/2023	20,000	20,064
City of Phoenix
GO, 4.00%, 7/1/2023 (b)	5,000	5,038
GO, 4.00%, 7/1/2023	5,000	5,045
City of Phoenix Civic Improvement Corp., Junior Lien
Rev., 5.00%, 7/1/2023	85,000	85,168
Rev., 5.00%, 7/1/2024	230,000	230,435
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2024	515,000	532,457
City of Scottsdale, Preserve Acquisition GO, 3.00%, 7/1/2023	35,000	35,093
County of Maricopa Series 2018A, COP, 5.00%, 7/1/2024	25,000	25,883
County of Navajo Rev., 4.00%, 7/1/2025	20,000	20,586
County of Pima
Series 2019A, COP, 5.00%, 12/1/2022	50,000	50,000
Series 2020A, COP, 5.00%, 12/1/2022	20,000	20,000
Series A, COP, 5.00%, 12/1/2022	45,000	45,000
County of Pima, Sewer System Series 2020A, Rev., 5.00%, 7/1/2023	30,000	30,444
County of Pinal Rev., 5.00%, 8/1/2023	35,000	35,568
Gila County Unified School District No. 10-Payson GO, 5.00%, 7/1/2023	20,000	20,269
Glendale Industrial Development Authority, Midwestern University Rev., 5.00%, 5/15/2023	65,000	65,715
Glendale Union High School District No. 205, Project of 2020 Series 2021A, GO, AGM, 5.00%, 7/1/2023	25,000	25,354
Kyrene Elementary School District No. 28 GO, 4.00%, 7/1/2023	20,000	20,172
Madison Elementary School District No. 38, School Improvement, Project of 2014 Series 2019C, GO, 5.00%, 7/1/2023	25,000	25,364
Maricopa County Elementary School District No. 79, Litchfield Elementary, School Improvement GO, 3.00%, 7/1/2023	25,000	25,058
Maricopa County Industrial Development Authority, Banner Health Series 2016A, Rev., 5.00%, 1/1/2023	575,000	576,130
Maricopa County School District No. 3, Tempe Elementary, School Improvement GO, 4.00%, 7/1/2023	70,000	70,587
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2023	45,000	45,619
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2015 Series 2018-C, GO, 5.00%, 7/1/2023	20,000	20,293

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 97-Deer Valley, School Improvement Series C, GO, 3.00%, 7/1/2023	75,000	75,032
Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011 and 2017 GO, 5.00%, 7/1/2023	30,000	30,435
Maricopa County Union High School District No. 216 Agua Fria, School Improvement Series 2014B, GO, 3.00%, 7/1/2023	30,000	30,087
McAllister Academic Village LLC, Arizona State University Rev., 5.00%, 7/1/2023	20,000	20,275
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2024	60,000	62,166
Series 2014, Rev., 5.00%, 6/1/2025	30,000	30,362
Pima County Unified School District No. 20 Vail, School Improvement GO, AGM, 3.00%, 7/1/2023	20,000	20,046
Pinal County Community College District GO, 5.00%, 7/1/2023	30,000	30,416
Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	20,000	20,269
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.88%, 12/8/2022 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,000
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-2, Rev., 1.13%, 12/1/2026	1,880,000	1,614,056
Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2023	35,000	35,482
Town of Queen Creek, Excise Tax Series 2018A, Rev., 5.00%, 8/1/2023	40,000	40,660
University Medical Center Corp., Hospital Rev., 5.63%, 7/1/2023 (b)	30,000	30,532
Total Arizona		25,707,851
Arkansas — 0.0% ^
Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	73,717
City of Cabot, Sales Tax Series 2021B, Rev., 5.00%, 12/1/2022	25,000	25,000
City of Van Buren, Water and Sewer Rev., AGM, 4.00%, 12/1/2022	25,000	25,000
Pulaski County Public Facilities Board, Baptist Health Rev., 5.00%, 12/1/2022	240,000	240,000
State of Arkansas, Federal Highway
GO, 5.00%, 4/1/2023	20,000	20,170
GO, 5.00%, 10/1/2023	45,000	45,921
State of Arkansas, Waste Disposal and Pollution Abatement Facilities GO, 5.00%, 7/1/2023	30,000	30,441
University of Arkansas, Various Facility Fayetteville Campus Series 2019A, Rev., 5.00%, 9/15/2023	35,000	35,675
University of Arkansas, Various Facility Pine Bluff Campus Rev., 4.00%, 12/1/2022	35,000	35,000
Total Arkansas		530,924
California — 2.8%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2022	165,000	165,000
Antelope Valley Community College District GO, 5.00%, 2/15/2025 (b)	70,000	73,690
Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/2023	30,000	30,372
Bay Area Toll Authority, Toll Bridge
Series 2017S-7, Rev., 5.00%, 4/1/2023	140,000	141,165
Series 2013S-4, Rev., 5.13%, 4/1/2023 (b)	25,000	25,232
Bay Area Water Supply and Conservation Agency Series 2013A, Rev., 3.00%, 10/1/2024	100,000	100,140
Brentwood Infrastructure Financing Authority Series 2012A, AGM, 3.50%, 9/2/2023	50,000	50,024
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2024	40,000	41,557
Burbank Redevelopment Agency Successor Agency Rev., 5.00%, 12/1/2022	75,000	75,000
Burlingame School District, Election of 2012 Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,204
California Communities Local Measurer, Sales Tax Series 2013A, COP, AGM, 5.13%, 6/1/2023 (b)	20,000	20,265

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,137,738
California Educational Facilities Authority, University of Southern California Series 2012A, Rev., 5.00%, 10/1/2023 (b)	35,000	35,713
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	495,000	494,460
Series 2013A, Rev., 5.00%, 3/1/2024	90,000	90,461
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	250,000	261,559
California Health Facilities Financing Authority, Providence St. Joseph Health Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	160,000	163,336
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013A, Rev., 5.00%, 7/1/2023 (b)	25,000	25,351
Rev., 5.00%, 10/1/2025 (c)	420,000	444,382
Series 2013A, Rev., 5.00%, 7/1/2026	60,000	60,603
California Infrastructure & Economic Development Bank, Colburn School (The) Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 2.75%, 12/8/2022 (d)	28,500,000	27,360,895
California Infrastructure and Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 2.20%, 12/8/2022 (d)	5,250,000	5,172,063
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	25,520
California Municipal Finance Authority, Santa Rosa Community Health Centre Rev., 5.00%, 2/1/2023	25,000	25,100
California Municipal Finance Authority, St. John's Well Child and Family Center Rev., 4.00%, 12/1/2022	110,000	110,000
California Municipal Finance Authority, Tuolumne Project Series 2018A, Rev., 4.00%, 12/1/2022	50,000	50,000
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	145,000	142,161
California State Public Works Board
Series 2021A, Rev., 5.00%, 2/1/2023	5,000,000	5,022,286
Series 2019B, Rev., 5.00%, 5/1/2023	35,000	35,390
California State Public Works Board, Judicial Council of California
Series A, Rev., 5.00%, 3/1/2024	275,000	276,704
Series A, Rev., 5.00%, 3/1/2025	50,000	50,305
Series A, Rev., 5.00%, 3/1/2026	30,000	30,181
California State Public Works Board, Various Capital Projects
Series H, Rev., 5.00%, 12/1/2022	40,000	40,000
Series B, Rev., 5.00%, 10/1/2023	45,000	45,947
Series 2013-I, Rev., 5.00%, 11/1/2026	40,000	40,871
California State University, Systemwide Series 2016A, Rev., 5.00%, 11/1/2023	20,000	20,465
California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., 2.63%, 12/1/2023 (c)	290,000	286,871
Camarillo Community Development Commission Successor Agency, Camarillo Corridor Project Rev., AGM, 5.00%, 9/1/2023	25,000	25,428
Campbell Union High School District GO, 5.00%, 8/1/2023 (b)	25,000	25,414
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,207
Chabot-Las Positas Community College District GO, 5.00%, 8/1/2023 (b)	20,000	20,338
Chaffey Joint Union High School District, Election of 2008 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	30,507
Chula Vista Elementary School District
Rev., BAN, Zero Coupon, 8/1/2023	20,000	19,640
COP, AGM, 5.00%, 9/1/2023	30,000	30,523

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Chula Vista Municipal Financing Authority
Series 2015B, 5.00%, 9/1/2023	45,000	45,714
Rev., 5.00%, 5/1/2024	10,000	10,333
City & County of San Francisco, Multi-Family, Eastern Park Apartments Series 2019K, Rev., 1.30%, 1/1/2023 (c)	520,000	519,324
City and County of San Francisco Series 2015A-1, COP, 5.00%, 4/1/2023	30,000	30,258
City of Calabasas COP, 5.00%, 12/1/2022	60,000	60,000
City of Livermore Series 2020B, COP, 4.00%, 10/1/2023	40,000	40,472
City of Long Beach Harbor Series 2014B, Rev., 5.00%, 5/15/2023	70,000	70,804
City of Long Beach Harbor, Private Activity Series 2020A, Rev., 4.00%, 5/15/2024	20,000	20,406
City of Los Angeles Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,964
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018E, Rev., 5.00%, 5/15/2024	15,000	15,519
City of Los Angeles, Solid Waste Resources
Series 2013A, Rev., 2.00%, 2/1/2023	45,000	44,953
Series 2015A, Rev., 5.00%, 2/1/2023	25,000	25,103
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,971
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,643
City of Manhattan Beach, Police and Fire Facility COP, 3.00%, 1/1/2023	25,000	25,011
City of Newark COP, 5.00%, 6/1/2023	45,000	45,520
City of Oakland, Sewer Series 2014A, Rev., 5.00%, 6/15/2023	35,000	35,475
City of Pico Rivera, Sales Tax Series 2018A, COP, AGM, 5.00%, 6/1/2023	35,000	35,443
City of Richmond, Wastewater, Capital Appreciation Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	196,503
City of San Francisco, Public Utilities Commission Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	31,390
City of Santa Cruz Rev., 5.00%, 3/1/2023	45,000	45,286
City of Sausalito, 2016 Financing Project COP, 4.00%, 5/1/2023	50,000	50,319
Clovis Unified School District, Election of 2012 Series B, GO, 5.00%, 8/1/2023 (b)	20,000	20,338
Coast Community College District, Election of 2012 Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,212
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	27,795
Contra Costa Community College District, Election of 2006 GO, 5.00%, 8/1/2023 (b)	20,000	20,338
Contra Costa Community College District, Election of 2014 Series C, GO, 4.00%, 8/1/2023	25,000	25,242
Contra Costa Transportation Authority, Sales Tax Series 2012B, Rev., 5.00%, 3/1/2023 (b)	105,000	105,680
Corona-Norco Unified School District Public Financing Authority, Senior Lien Series A, Rev., 5.00%, 9/1/2023 (b)	20,000	20,377
Cupertino Union School District, 2013 Crossover Series 2013A, GO, 5.00%, 8/1/2023 (b)	25,000	25,422
Desert Sands Unified School District GO, 5.00%, 8/1/2023	10,000	10,170
Downey Public Finance Authority Rev., 5.00%, 12/1/2022	40,000	40,000
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2023	1,050,000	1,054,773
El Dorado Irrigation District Series 2016B, COP, 5.00%, 3/1/2023	55,000	55,349
El Dorado Union High School District, 2021 Energy Efficiency Projects COP, AGM, 2.00%, 12/1/2022	160,000	160,000
El Monte City School District, Election of 2004 Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	587,315
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4, Election of 2012 Series A, GO, 5.00%, 10/1/2023 (b)	20,000	20,416
Folsom Public Financing Authority Rev., 4.00%, 12/1/2022	35,000	35,000
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2023	30,000	30,574
Fremont Public Financing Authority Series 2017B, Rev., 5.00%, 10/1/2023	25,000	25,487
Fresno County Financing Authority Rev., 5.00%, 4/1/2023	550,000	554,652
Garden Grove Agency Community Development Successor Agency, Tax Allocation Rev., 5.00%, 10/1/2023	20,000	20,378
Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023	10,000	10,166
Gateway Unified School District, Election of 2008 GO, AGM, 5.00%, 8/1/2023 (b)	20,000	20,338

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Grossmont Healthcare District Series C, GO, 5.00%, 7/15/2024	25,000	25,767
Grossmont Union High School District, Election of 2008 Series E, GO, 5.00%, 8/1/2023 (b)	20,000	20,338
Grossmont-Cuyamaca Community College District GO, 5.00%, 8/1/2023	30,000	30,499
Helendale School District COP, AGM, 2.50%, 12/1/2022	20,000	20,000
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	25,623
Hesperia Unified School District Series 2013B, COP, 5.53%, 2/1/2023 (b)	25,000	25,029
Huntington Beach Union High School District GO, 5.00%, 8/1/2023 (b)	50,000	50,845
Inglewood Unified School District, Election of 2012 Series 2013A, GO, AGM, 5.13%, 8/1/2023 (b)	20,000	20,348
La Mirada Public Financing Authority Rev., 5.00%, 5/1/2023	25,000	25,262
Lancaster School District, Election of 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	20,000	20,198
Lodi Unified School District, Election of 2006 GO, 3.00%, 8/1/2023	40,000	40,152
Long Beach Community College District Series 2017G, GO, 5.00%, 8/1/2023	35,000	35,591
Los Angeles Community College District
Series 2015A, GO, 5.00%, 8/1/2023	25,000	25,434
Series 2015C, GO, 5.00%, 8/1/2023	20,000	20,347
Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Series 2020A, Rev., 5.00%, 6/1/2023	30,000	30,401
Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,328
Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	86,301
Los Angeles County Public Works Financing Authority, MLK Hospital Project Series 2016D, Rev., 5.00%, 12/1/2022	75,000	75,000
Los Angeles County Public Works Financing Authority, Multiple Capital Projects II Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,000
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, CRA/LA Bunker Hill Project Rev., 5.00%, 12/1/2022	50,000	50,000
Los Angeles Department of Water and Power, Power System
Series 2018B, Rev., 5.00%, 12/1/2022	140,000	140,000
Series 2013A, Rev., 5.00%, 1/1/2023	495,000	496,038
Los Angeles Department of Water and Power, Water System
Series 2013A, Rev., 5.00%, 1/1/2023	1,050,000	1,052,142
Series 2013B, Rev., 5.00%, 7/1/2024	180,000	182,625
Series 2013B, Rev., 5.00%, 7/1/2025	40,000	40,597
Series 2013B, Rev., 5.00%, 7/1/2026	35,000	35,516
Los Angeles Unified School District
Series 2015A, GO, 5.00%, 7/1/2023	70,000	71,065
Series D, GO, 5.00%, 7/1/2023	20,000	20,304
Madera County Board of Education COP, 4.00%, 10/1/2023	20,000	20,203
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	105,945
Metropolitan Water District of Southern California, Waterworks Series 2017B, Rev., 5.00%, 8/1/2023	70,000	71,015
Middletown Unified School District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2023	25,000	25,239
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2023	35,000	20,025
Municipal Improvement Corp., of Los Angeles, Real Property Series 2016B, Rev., 5.00%, 11/1/2023	25,000	25,577
Norco Community Redevelopment Agency Successor Agency, Redevelopment Project Area #1 Series 2017A, Rev., 4.00%, 3/1/2023	20,000	20,068
Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	25,000	25,000
Orange County Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 2/1/2023	85,000	85,359
Orange County Water District
Series 2019A, COP, 2.00%, 8/15/2023	200,000	199,172
Series 2003B, COP, NATL-RE, 4.75%, 8/15/2023 (b)	25,000	25,400

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2013A, Rev., 5.00%, 8/15/2023 (b)	25,000	25,447
Series 2021A, COP, 4.00%, 2/15/2025	175,000	180,039
Orchard School District GO, 5.00%, 8/1/2023	45,000	45,745
Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2023	30,000	30,554
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	52,083
Palmdale Community Redevelopment Agency Successor Agency Series 2016A, Rev., 5.00%, 9/1/2023	45,000	45,771
Palomar Community College District GO, 5.00%, 5/1/2024	50,000	51,665
Paramount Unified School District, Election of 2006
GO, Zero Coupon, 8/1/2023 (b)	355,000	47,865
GO, 4.50%, 8/1/2023 (b)	40,000	40,540
Perris Union High School District GO, 5.00%, 9/1/2023	10,000	10,183
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	30,729
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2023	30,000	30,507
Poway Unified School District Public Financing Authority, Special Tax Community Facilities District No. 2 Series 2015C, Rev., AGM, 5.00%, 9/1/2023	40,000	40,718
Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	25,323
Riverside County Transportation Commission, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2023 (b)	25,000	25,347
Riverside County Transportation Commission, Sales Tax Series 2017A, Rev., 5.00%, 6/1/2023	25,000	25,316
Sacramento City Financing Authority, Master Lease Program Facilities Series E, Rev., AMBAC, 5.25%, 12/1/2022	55,000	55,000
Sacramento County Sanitation Districts Financing Authority
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,000
Series 2014A, Rev., 5.00%, 12/1/2023	35,000	35,850
Sacramento Municipal Utility District, Electric
Series 2019A, Rev., 5.00%, 10/17/2023 (c)	1,175,000	1,186,503
Series 2019B, Rev., 5.00%, 10/15/2025 (c)	285,000	298,727
San Bernardino City Unified School District
GO, AGM, 5.00%, 8/1/2023	10,000	10,158
Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	25,000	25,422
San Bernardino City Unified School District, Election of 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	20,000	20,198
San Bernardino County Transportation Authority, Sales Tax Series 2014A, Rev., 5.00%, 3/1/2023	20,000	20,127
San Diego Community College District, CABS, Election of 2006 GO, Zero Coupon, 8/1/2023	90,000	55,721
San Diego Community College District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	40,000	40,696
San Diego County Water Authority Series 2013A, Rev., 5.00%, 5/1/2023	20,000	20,027
San Diego Public Facilities Financing Authority
Rev., 5.00%, 5/15/2023	45,000	45,527
Series 2016B, Rev., 5.00%, 8/1/2023	20,000	20,336
San Diego Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 9/1/2023	10,000	10,180
San Diego Unified School District, Election of 1998 Series D-1, GO, NATL-RE, 5.50%, 7/1/2023	25,000	25,445
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2013C, GO, 5.00%, 8/1/2023	10,000	10,168
San Francisco Bay Area Rapid Transit District, Sales Tax Series 2016A, Rev., 5.00%, 7/1/2023	55,000	55,824
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019D, Rev., 5.00%, 5/1/2024	45,000	46,518
Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,767
San Francisco City and County Public Utilities Commission Wastewater Series 2016B, Rev., 5.00%, 10/1/2023	35,000	35,737
San Joaquin County Transportation Authority, Measure K Sales Tax Rev., 5.00%, 3/1/2023	20,000	20,126
San Joaquin County Transportation Authority, Sales Tax Rev., 3.00%, 3/1/2023	20,000	20,029
San Joaquin Delta Community College District Series A, GO, 5.00%, 8/1/2023	25,000	25,414
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	113,323

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
San Jose Financing Authority, Civic Center Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	80,000	81,033
San Jose Unified School District Series 2013-GO, GO, 5.00%, 8/1/2023 (b)	25,000	25,422
San Juan Unified School District, Election of 2002
GO, 3.00%, 8/1/2023	75,000	75,311
GO, 5.00%, 8/1/2023 (b)	40,000	40,676
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	47,147
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	25,273
San Mateo Foster City Public Financing Authority, Street and Flood Control Project Series 2020A, Rev., 5.00%, 5/1/2023	20,000	20,220
Santa Clara County Financing Authority Series 2021A, Rev., 5.00%, 5/1/2023	140,000	141,479
Santa Clara County Financing Authority, Fire District Facilities Series 2020A, Rev., 5.00%, 5/1/2023	45,000	45,475
Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2015A, Rev., 5.00%, 4/1/2023	15,000	15,131
Santa Clara Valley Transportation Authority, Sales Tax Series 2017B, Rev., 5.00%, 6/1/2023	25,000	25,326
Santa Monica-Malibu Unified School District, Election of 2006 Series D, GO, 4.00%, 7/1/2023 (b)	30,000	30,272
Sequoia Union High School District GO, 5.00%, 7/1/2024 (b)	40,000	41,545
Sierra Joint Community College District No. 1, School Facilities Improvement Series A, GO, 5.00%, 8/1/2023 (b)	45,000	45,760
Silicon Valley Clean Water, Wastewater Series 2019A, Rev., 3.00%, 3/1/2024	625,000	627,527
Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	40,662
Sonoma County Community Redevelopment Agency Successor Agency Rev., 4.00%, 8/1/2023	20,000	20,177
Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2023 (b)	65,000	66,098
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2022	85,000	85,000
South San Francisco Public Facilities Financing Authority, Police Station Project Series 2020A, Rev., 5.00%, 6/1/2023	40,000	40,506
Southern California Public Power Authority, Windy Point/Windy Flats Project Rev., 5.00%, 4/1/2024	75,000	77,001
State of California GO, 5.00%, 2/1/2023	175,000	175,754
State of California Department of Water Resources, Central Valley Project, Water System
Series AN, Rev., 5.00%, 12/1/2022 (b)	160,000	160,000
Series AR, Rev., 5.00%, 12/1/2022	45,000	45,000
Series AS, Rev., 5.00%, 12/1/2022	70,000	70,000
Series AW, Rev., 5.00%, 12/1/2022	165,000	165,000
Series AX, Rev., 5.00%, 12/1/2022	50,000	50,000
Series BB, Rev., 5.00%, 12/1/2022	25,000	25,000
Series AP, Rev., 4.00%, 6/1/2023 (b)	30,000	30,243
Series AQ, Rev., 4.00%, 6/1/2023 (b)	20,000	20,162
Series AM, Rev., 5.00%, 6/1/2023 (b)	25,000	25,323
Series AW, Rev., 5.00%, 12/1/2023	45,000	46,161
State of California, Various Purpose
GO, 3.00%, 12/1/2022	25,000	25,000
GO, 4.00%, 12/1/2022	170,000	170,000
GO, 5.00%, 2/1/2023	90,000	90,403
GO, 4.00%, 3/1/2023	20,000	20,086
GO, 4.00%, 5/1/2023	20,000	20,142
GO, 5.00%, 12/1/2023	25,000	25,645
GO, 5.00%, 11/1/2024	60,000	61,398
GO, 5.00%, 9/1/2025	135,000	137,535
GO, 5.00%, 11/1/2025	40,000	40,911
GO, 5.00%, 12/1/2025	50,000	51,245
GO, 5.00%, 10/1/2026	50,000	50,421
State of California, Various Purpose, Tax Exempt GO, 5.00%, 8/1/2023	65,000	66,141

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Suisun City Redevelopment Agency, Redevelopment Project Series B, Rev., 5.00%, 10/1/2023	40,000	40,755
Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023 (b)	25,000	25,104
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	31,083
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 1 Series C, GO, 3.00%, 8/1/2023	20,000	20,076
Tender Option Bond Trust Receipts/Certificates Series 2017-XX1045, Rev., VRDO, LIQ: Barclays Bank plc, 1.88%, 12/8/2022 (c)	17,000,000	17,000,000
Tobacco Securitization Authority of Southern California Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	56,722
Torrance Unified School District, Election of 2008 GO, 5.00%, 8/1/2023 (b)	25,000	25,422
Tuolumne Wind Project Authority, Tuolumne Wind Project Series 2016A, Rev., 5.00%, 1/1/2023	180,000	180,329
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	31,900
Twin Rivers Unified School District Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	166,131
University of California
Series 2013AF, Rev., 5.00%, 5/15/2023 (b)	20,000	20,236
Series 2015AO, Rev., 5.00%, 5/15/2023	20,000	20,237
Series 2017AV, Rev., 5.00%, 5/15/2023	20,000	20,237
Ventura County Public Financing Authority
Series 2013B, Rev., 5.00%, 11/1/2023	20,000	20,447
Series 2016A, Rev., 5.00%, 11/1/2024	25,000	26,110
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	77,306
Westminster School District, Refinancing of 2015 Energy Conservation Projects COP, 4.00%, 5/1/2023	35,000	35,190
William S Hart Union High School District, Election of 2008
Series 2013C, GO, 4.00%, 8/1/2023 (b)	75,000	75,766
Series 2013C, GO, 5.00%, 8/1/2023 (b)	20,000	20,338
Total California		74,198,909
Colorado — 2.6%
Adams & Arapahoe Joint School District 28J Aurora
GO, Zero Coupon, 12/1/2022	25,000	25,000
GO, 5.00%, 12/1/2022	60,000	60,000
Adams 12 Five Star Schools, The City & County of Broomfield
Series A, GO, 5.00%, 12/15/2022	25,000	25,023
GO, 5.50%, 12/15/2022	125,000	125,139
GO, 4.00%, 12/15/2023	75,000	75,087
GO, 5.00%, 12/15/2024	30,000	30,057
Adams and Weld Counties School District No. 27J Brighton Series A, GO, 1.75%, 12/1/2022	25,000	25,000
Adams County of Colorado, Schoot District No. 50 GO, 4.00%, 12/1/2022 (b)	60,000	60,000
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2022	25,000	25,000
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	50,358
Arapahoe County School District No. 5 Cherry Creek
GO, 5.00%, 12/15/2022	15,000	15,014
GO, 5.00%, 12/15/2022	1,100,000	1,101,025
Arapahoe County School District No. 6 Littleton
GO, 5.00%, 12/1/2022	50,000	50,000
Series 2019A, GO, 5.00%, 12/1/2022	145,000	145,000
Arapahoe County Water and Wastewater Authority Rev., 4.00%, 12/1/2022	25,000	25,000
Arapahoe County Water and Wastewater Public Improvement District GO, 3.00%, 12/1/2022	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Board of Governors of Colorado State University System
Series A, Rev., 3.00%, 3/1/2023 (b)	105,000	105,146
Series 2019A, Rev., 4.00%, 3/1/2023 (b)	20,000	20,077
Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	47,336
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J
GO, 5.00%, 12/15/2022	45,000	45,042
Series 2011-B, GO, 5.00%, 12/15/2022	140,000	140,130
Series 2016B, GO, 5.00%, 12/15/2022	110,000	110,103
Series 2016C, GO, 5.00%, 12/15/2022	55,000	55,051
Series 2014A, GO, 5.00%, 12/15/2023	40,000	41,008
Boulder Valley School District No. Re-2 Boulder
Series 2017B, GO, 3.00%, 12/1/2022	75,000	75,000
Series 2019A, GO, 6.00%, 12/1/2022	30,000	30,000
Brush School District No. RE-2J GO, 3.00%, 12/1/2022	25,000	25,000
City & County of Broomfield, Sales and Use Tax
Rev., 3.00%, 12/1/2022	25,000	25,000
Series A, Rev., 4.50%, 12/1/2022	420,000	420,000
Series A, Rev., 5.00%, 12/1/2024	180,000	180,338
City and County of Denver Series 2018A, COP, 5.00%, 6/1/2023	20,000	20,243
City and County of Denver, Airport System
Series B, Rev., 5.00%, 12/8/2022	125,000	130,391
Series B, Rev., 5.00%, 12/8/2022	1,045,000	1,045,437
Series B, Rev., 5.25%, 11/15/2026	25,000	25,557
City and County of Denver, Buell Theatre Property Series 2013A, COP, 5.00%, 12/1/2022	100,000	100,000
City and County of Denver, Fire Station and Library Series 20015A, COP, 5.00%, 12/1/2022	20,000	20,000
City of Aspen COP, 5.00%, 12/1/2022	40,000	40,000
City of Aurora COP, 5.00%, 12/1/2022	180,000	180,000
City of Brighton COP, 4.00%, 12/1/2022	20,000	20,000
City of Colorado Springs, Utilities System Improvement
Series 2015A, Rev., 5.00%, 11/15/2023	40,000	40,911
Series 2018A-1, Rev., 5.00%, 11/15/2023	35,000	35,797
Series A-1, Rev., 5.00%, 11/15/2023	25,000	25,569
Series A-2, Rev., 5.00%, 11/15/2023	25,000	25,569
City of Englewood GO, 5.00%, 12/1/2022	50,000	50,000
City of Fort Collins, Wastewater Utility Series 2016A, Rev., 4.00%, 12/1/2022	20,000	20,000
City of Glendale COP, AGM, 5.00%, 12/1/2022	70,000	70,000
City of Grand Junction COP, 3.00%, 12/1/2022	25,000	25,000
City of Greeley COP, 4.00%, 12/1/2022	50,000	50,000
City of Lone Tree, Sales Tax, Recreational Projects Series 2017A, Rev., 5.00%, 12/1/2022	25,000	25,000
City of Longmont Series A, COP, 5.00%, 12/1/2022 (b)	25,000	25,000
City of Longmont, Electric and Broadband Utility Rev., AGM, 3.00%, 12/1/2022	75,000	75,000
City of Longmont, Storm Drainage Rev., 5.00%, 12/1/2022	20,000	20,000
City of Longmont, Wastewater Rev., 5.00%, 11/1/2023	25,000	25,554
City of Northglenn COP, 5.00%, 12/1/2022	155,000	155,000
City of Northglenn, Wastewater System Rev., 4.00%, 12/1/2022	20,000	20,000
City of Thornton
COP, AMBAC, 4.00%, 12/1/2022	55,000	55,000
COP, 5.00%, 12/1/2022	45,000	45,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Rev., 5.00%, 12/1/2022	25,000	25,000
City of Westminster, Sales and Use Tax
Rev., 5.00%, 12/1/2022	95,000	95,000
Series 2017A, Rev., 5.00%, 12/1/2022	65,000	65,000
Colorado Educational and Cultural Facilities Authority, Johnson and Wales University Project Series B, Rev., 5.00%, 4/1/2023 (b)	35,000	35,275
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Rev., 7.25%, 6/1/2023 (b)	235,000	244,698
Colorado Health Facilities Authority
Series 2019A, Rev., 5.00%, 11/1/2023	25,000	25,524
Rev., 5.00%, 11/15/2023 (b) (c)	130,000	132,664
Rev., 5.00%, 11/15/2023 (c)	370,000	376,775
Series 2019-B, Rev., 5.00%, 11/19/2026 (b) (c)	130,000	140,086
Series 2019-B, Rev., 5.00%, 11/19/2026 (c)	1,280,000	1,368,414
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/20/2025 (c)	120,000	126,439
Colorado Health Facilities Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	1,970,000	1,974,200
Colorado Health Facilities Authority, Children's Hospital Colorado Project
Series 2013A, Rev., 5.00%, 12/1/2022	75,000	75,000
Series C, Rev., 5.00%, 12/1/2024	20,000	20,755
Colorado Health Facilities Authority, CommonSpirit Health
Series B-2, Rev., 5.00%, 8/1/2026 (c)	440,000	458,130
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,328,965
Colorado Health Facilities Authority, Craig Hospital Project Rev., 5.00%, 12/1/2022	60,000	60,000
Colorado Health Facilities Authority, NCMC, Inc., Project Rev., 4.00%, 5/15/2026 (b)	20,000	20,780
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,267,401
Colorado Housing and Finance Authority, Multi-Family Project Series 2020A-2, Class I, Rev., 1.55%, 4/1/2023	100,000	99,621
Colorado Mesa University Series 2009A, Rev., 5.00%, 5/15/2023	45,000	45,482
Colorado Springs School District No. 11 Facilities Corp. GO, 4.00%, 12/1/2022	50,000	50,000
Colorado State Board for Community Colleges and Occupational Educational System Series 2017A, Rev., 3.00%, 11/1/2023	20,000	20,061
Colorado State Education Loan Program Series 2022A, Rev., TRAN, 5.00%, 6/29/2023	565,000	573,259
Conservatory Metropolitan District, Limited Tax GO, 4.00%, 12/1/2022	20,000	20,000
Copperleaf Metropolitan District No. 2, Limited Tax GO, 4.00%, 12/1/2022	45,000	45,000
County of Adams
COP, 5.00%, 12/1/2022	85,000	85,000
COP, 5.00%, 12/1/2023	860,000	880,041
County of Boulder, Flood Reconstruction Project Series 2021A, COP, 5.00%, 12/1/2022	20,000	20,000
County of Eagle COP, 5.00%, 12/1/2022	85,000	85,000
County of El Paso, Pikes Peak Regional Development Center Project COP, 5.00%, 12/1/2022	25,000	25,000
County of El Paso, Terry R. Harris Judicial Complex Project COP, AGM, 5.00%, 12/1/2022	180,000	180,000
County of Gunnison Series 2020B, COP, 5.00%, 12/1/2022	25,000	25,000
County of Jefferson COP, 5.00%, 12/1/2023	20,000	20,478
Denver City and County School District No. 1
Series 2017A, COP, 2.00%, 12/1/2022	75,000	75,000
GO, 4.00%, 12/1/2022	45,000	45,000
Series 2010C, GO, 4.00%, 12/1/2022	125,000	125,000
Series 2012B, GO, 4.00%, 12/1/2022	210,000	210,000
GO, 5.00%, 12/1/2022	60,000	60,000
Series 2010C, GO, 5.00%, 12/1/2022	55,000	55,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2012B, GO, 5.00%, 12/1/2022 (b)	340,000	340,000
Series 2014A, GO, 5.00%, 12/1/2022	25,000	25,000
Series 2017B, COP, 5.00%, 12/1/2022	35,000	35,000
Series 2020A, COP, 5.00%, 12/1/2022	200,000	200,000
Series 2005A, GO, NATL-RE, 5.50%, 12/1/2022	50,000	50,000
Series 2013C, COP, 5.00%, 12/15/2022	225,000	225,201
Denver Urban Renewal Authority, Stapleton Senior Subordinated Tax Series 2010B-1, Rev., 4.25%, 12/1/2022	300,000	300,000
Denver Urban Renewal Authority, Stapleton Senior Tax Series 2013A-1, Rev., 5.00%, 12/1/2022	50,000	50,000
Douglas County School District No. Re-1 Douglas and Elbert Counties
GO, 3.50%, 12/15/2022	50,000	50,017
GO, 5.00%, 12/15/2022	130,000	130,124
GO, 5.25%, 12/15/2022	20,000	20,021
Eagle County School District No. Re50J GO, 3.00%, 12/1/2023 (b)	20,000	20,077
El Paso County School District No. 2 Harrison GO, 5.00%, 12/1/2022	25,000	25,000
El Paso County School District No. 20 Academy
GO, 5.00%, 12/15/2022	25,000	25,023
Series 2017, GO, 5.00%, 12/15/2022	20,000	20,019
Series 2017, GO, 5.00%, 12/15/2023	20,000	20,504
El Paso County School District No. 3 Widefield
GO, 5.00%, 12/1/2022 (b)	65,000	65,000
GO, 5.00%, 12/1/2022	25,000	25,000
El Paso County School District No. 49 Falcon
Series 2017A, COP, 3.00%, 12/15/2022	25,000	25,004
Series 2017B, COP, 5.00%, 12/15/2022	100,000	100,088
Series 2017B, COP, 5.00%, 12/15/2023	10,000	10,235
Foothills Park and Recreation District COP, 4.00%, 12/1/2022	75,000	75,000
Garfield County School District No. RE-2 Garfield GO, 5.00%, 12/1/2022	200,000	200,000
Harmony Technology Park Metropolitan District GO, 4.50%, 12/1/2022 (b)	945,000	973,350
Interlocken Metropolitan District Series 2018A-1, GO, AGM, 5.00%, 12/1/2022	20,000	20,000
Jefferson County School District R-1
GO, 4.00%, 12/15/2022 (b)	30,000	30,017
GO, 5.00%, 12/15/2022	140,000	140,130
GO, 5.00%, 12/15/2022 (b)	90,000	90,083
GO, 5.00%, 12/15/2023	20,000	20,504
Larimer County School District No. R-1 Poudre
GO, 4.00%, 12/15/2022	320,000	320,179
GO, 5.00%, 12/15/2022	230,000	230,211
Larimer Weld & Boulder County School District, R-2J Thompson
GO, 3.25%, 12/15/2022	55,000	55,017
GO, 4.00%, 12/15/2023	35,000	35,040
Mesa County Valley School District No. 51 Grand Junction
GO, 5.00%, 12/1/2022	135,000	135,000
COP, 5.00%, 12/1/2022	100,000	100,000
GO, 5.00%, 12/1/2023	35,000	35,840
Moffat County School District No.1 GO, 3.00%, 12/1/2022	25,000	25,000
Pueblo County School District No. 70
GO, 4.00%, 12/1/2022	50,000	50,000
GO, 4.00%, 12/1/2022 (b)	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Regional Transportation District Series 2014A, COP, 5.00%, 6/1/2023 (b)	80,000	80,941
Rio Blanco County School District No. Re-1 Meeker GO, 4.00%, 12/1/2022	25,000	25,000
Routt County School District Re-2 Steamboat Springs GO, 5.00%, 12/1/2022	150,000	150,000
Serenity Ridge Metropolitan District No. 2 Series 2018-B, GO, 7.25%, 12/15/2023 (b)	636,000	681,676
State of Colorado Series 2018A, COP, 5.00%, 12/15/2022	180,000	180,168
State of Colorado, Tax-Exempt
Series 2020A, COP, 5.00%, 12/15/2022	505,000	505,471
Series 2018N, COP, 5.00%, 3/15/2023	30,000	30,201
Series 2020A, COP, 5.00%, 9/1/2023	35,000	35,647
State of Colorado, UCDHSC Fitzsimons Academic Series 2013A, COP, 5.00%, 11/1/2023 (b)	25,000	25,540
Thornton Development Authority, Tax Increment, North Washington Street Corridor Project Series N, Rev., 5.00%, 12/1/2022	50,000	50,000
Town of Breckenridge Series 2020B, COP, 4.00%, 12/1/2022	50,000	50,000
Town of Castle Rock, Sales and Use Tax Rev., 5.00%, 6/1/2025	25,000	26,360
Town of Castle Rock, Water and Sewer Enterprise
Rev., 3.00%, 12/1/2022	25,000	25,000
Rev., 5.00%, 12/1/2022	150,000	150,000
Town of Winter Park COP, 4.00%, 12/1/2022	25,000	25,000
University of Colorado
Series B-1, Rev., 4.00%, 6/1/2024 (b)	25,000	25,478
Series A, Rev., 5.00%, 6/1/2024 (b)	60,000	62,040
University of Colorado Hospital Authority, University of Colorado Health Series 2017B-2, Rev., VRDO, 1.94%, 12/9/2022 (c)	35,000,000	35,000,000
University of Colorado, Enterprise System
Series A, Rev., 5.00%, 6/1/2023	70,000	70,868
Series A, Rev., 5.00%, 6/1/2023 (b)	20,000	20,250
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	5,970,146
Weld County School District No. Re-1 GO, AGM, 5.00%, 12/15/2022	25,000	25,023
Weld County School District No. RE-2 Eaton GO, 4.00%, 12/1/2022	25,000	25,000
Westminster Public Schools, District No. 50
COP, 5.00%, 12/1/2022 (b)	45,000	45,000
GO, 5.00%, 12/1/2022	25,000	25,000
Total Colorado		67,791,503
Connecticut — 0.5%
City of Hastings Series 2016A, GO, GTD, 5.00%, 12/1/2022	100,000	100,000
City of Meriden Series 2016B, GO, 5.00%, 5/15/2023	25,000	25,277
City of New Britain Series 2016A, GO, 5.00%, 3/1/2023 (b)	15,000	15,092
City of New Haven Series 2013B, GO, AGM, 3.75%, 9/1/2023 (b)	25,000	25,216
City of Stamford GO, 5.00%, 6/1/2023	60,000	60,744
City of Waterbury GO, 5.00%, 8/1/2023	50,000	50,768
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series L, Rev., 4.00%, 11/1/2023	100,000	100,107
Connecticut State Health and Educational Facilities Authority, Middlesex Hospital Series O, Rev., 5.00%, 7/1/2023	25,000	25,293
Connecticut State Health and Educational Facilities Authority, Quinnipiac University Series L, Rev., 5.00%, 7/1/2023	20,000	20,258
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group Rev., 3.00%, 12/1/2023	100,000	100,365
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	120,015

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	950,000	912,568
Connecticut State Health and Educational Facilities Authority, Yale University
Series 2017C-2, Rev., 5.00%, 2/1/2023 (c)	345,000	346,434
Series 2014A, Rev., 1.10%, 2/7/2023 (c)	1,465,000	1,458,695
Series X-2, Rev., 0.25%, 2/9/2024 (c)	635,000	609,979
State of Connecticut
Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 2.84%, 12/8/2022 (d)	175,000	177,007
Series 2014C, GO, 5.00%, 12/15/2022	135,000	135,124
Series 2022A, GO, 3.00%, 1/15/2023	45,000	45,031
Series 2015A, GO, 5.00%, 3/15/2023	25,000	25,181
Series 2016B, GO, 5.00%, 5/15/2023	35,000	35,399
Series 2018C, GO, 5.00%, 6/15/2023	10,000	10,134
Series 2014E, GO, 5.00%, 9/1/2023	375,000	381,846
Series 2012G, GO, 5.00%, 10/15/2023	25,000	25,032
Series 2013A, GO, 5.00%, 10/15/2023	340,000	347,150
Series 2017A, GO, 5.00%, 4/15/2024	35,000	36,140
Series 2012G, GO, 5.00%, 10/15/2024	25,000	25,031
Series 2013A, GO, 5.00%, 10/15/2026	50,000	50,984
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2015A, Rev., 5.00%, 3/1/2023	25,000	25,161
Series 2013A, Rev., 5.00%, 3/1/2024	45,000	45,273
State of Connecticut, GAAP Conversion Series 2013A, GO, 5.00%, 10/15/2024	25,000	25,511
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series A, Rev., 4.00%, 1/1/2023	20,000	20,025
Rev., 5.00%, 1/1/2023	375,000	375,771
Series 2018A, Rev., 5.00%, 1/1/2023	90,000	90,185
Series A, Rev., 5.00%, 1/1/2023	5,965,000	5,977,267
Series B, Rev., 5.00%, 1/1/2023	20,000	20,041
Series 2020A, Rev., 5.00%, 5/1/2023	65,000	65,686
Series B, Rev., 5.00%, 8/1/2023	25,000	25,414
Rev., 5.00%, 9/1/2023	25,000	25,462
Series 2018A, Rev., 5.00%, 1/1/2024	20,000	20,518
Series A, Rev., 5.00%, 10/1/2024	55,000	56,084
Town of Berlin GO, 5.00%, 12/1/2022	50,000	50,000
Town of Branford GO, 3.13%, 8/1/2023 (b)	30,000	30,111
Town of East Haddam Series 2020A, GO, 4.00%, 12/1/2022	40,000	40,000
Town of East Lyme GO, 5.00%, 8/15/2023	35,000	35,586
Town of South Windsor
GO, 5.00%, 2/1/2023	25,000	25,106
Series 2017B, GO, 3.00%, 8/15/2023	30,000	30,094
Town of Stratford GO, 5.00%, 12/15/2022 (b)	225,000	225,204
University of Connecticut
Series A, Rev., 4.00%, 2/15/2023	25,000	25,079
Series 2015A, Rev., 5.00%, 2/15/2023	135,000	135,696
Series 2020A, Rev., 5.00%, 2/15/2023	975,000	980,025
Series 2016-A, Rev., 5.00%, 3/15/2023	145,000	146,051

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2013A, Rev., 5.00%, 2/15/2024	120,000	120,582
Series 2015A, Rev., 5.00%, 2/15/2026	25,000	26,197
Total Connecticut		13,906,999
Delaware — 0.0% ^
City of Wilmington GO, 5.00%, 12/1/2022	50,000	50,000
County of New Castle GO, 5.00%, 4/1/2024	25,000	25,808
Delaware River and Bay Authority
Series 2012B, Rev., 5.00%, 1/1/2023	25,000	25,043
Series B, Rev., 5.00%, 1/1/2023	170,000	170,336
Series C, Rev., 5.00%, 1/1/2027	85,000	87,020
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	675,799
State of Delaware Series 2016C, GO, 5.00%, 3/1/2023	30,000	30,192
University of Delaware Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	25,261
Total Delaware		1,089,459
District of Columbia — 1.0%
District of Columbia
Series D, GO, 5.00%, 6/1/2023	25,000	25,318
Series 2013A, GO, 5.00%, 6/1/2026	35,000	35,431
District of Columbia Housing Finance Agency, Multi-Family Development Program
Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	164,535
Series 2019B-1, Rev., FHA, 1.75%, 9/1/2023 (c)	545,000	538,872
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	3,750,000	3,795,924
District of Columbia, Deed Tax Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,039
District of Columbia, Federal Highway
Rev., 5.00%, 12/1/2022	95,000	95,000
Rev., 5.00%, 12/1/2024	320,000	320,656
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,194
District of Columbia, Income Tax
Series 2012C, Rev., 3.25%, 12/1/2022	25,000	25,000
Series 2012A, Rev., 4.00%, 12/1/2022	125,000	125,000
Series 2012C, Rev., 4.00%, 12/1/2022	185,000	185,000
Series 2012A, Rev., 5.00%, 12/1/2022	520,000	520,000
Series 2012B, Rev., 5.00%, 12/1/2022	120,000	120,000
Series 2012C, Rev., 5.00%, 12/1/2022	385,000	385,000
Series 2012D, Rev., 5.00%, 12/1/2022	25,000	25,000
Series 2014A, Rev., 5.00%, 12/1/2022	245,000	245,000
Series 2019A, Rev., 5.00%, 3/1/2023	60,000	60,382
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Rev., AGM, 5.50%, 10/1/2023	80,000	81,957
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	26,064
Metropolitan Washington Airports Authority Aviation Subseries C-2, Rev., VRDO, LOC : TD Bank NA, 1.83%, 12/8/2022 (c)	20,000,000	20,000,000
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2024	20,000	20,728
Total District of Columbia		26,915,100

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — 3.8%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series 2019B-1, Rev., 5.00%, 12/1/2022	205,000	205,000
Capital Trust Agency, Inc., Mission Spring Apartments Project Series 2017A, Rev., 4.38%, 12/1/2022 (b)	125,000	131,250
Capital Trust Agency, Inc., Multi-Family Housing, Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2022 (b)	620,000	651,000
Capital Trust Agency, Inc., Multi-Family, GMF Jacksonville Pool Project Series 2012A, Rev., 3.75%, 12/1/2022 (b)	155,000	155,000
Capital Trust Agency, Inc., Sustainability Bonds -The Marie
Rev., 4.00%, 6/15/2023 (e)	575,000	572,435
Rev., 4.00%, 6/15/2024 (e)	1,000,000	985,372
Rev., 4.00%, 6/15/2025 (e)	240,000	233,845
Central Florida Expressway Authority, Senior Lien
Rev., 5.00%, 7/1/2023	10,000	10,133
Series 2016B, Rev., 5.00%, 7/1/2025	25,000	26,351
City of Apopka, Utility System Rev., 5.00%, 10/1/2023	30,000	30,060
City of Clearwater, Water and Sewer
Rev., 5.00%, 12/1/2022	50,000	50,000
Rev., 5.00%, 12/1/2023	50,000	51,160
City of Delray Beach Rev., 5.00%, 6/1/2023	40,000	40,484
City of Deltona, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	25,482
City of Fort Myers
Series 2014A, Rev., 3.00%, 12/1/2022	50,000	50,000
Series 2018A, Rev., 5.00%, 12/1/2022	35,000	35,000
City of Hallandale Beach Rev., 5.00%, 10/1/2023	25,000	25,466
City of Jacksonville Rev., 5.00%, 10/1/2023	10,000	10,200
City of Jacksonville, Florida Power and Light Co., Project Series 1995, Rev., VRDO, 1.37%, 12/1/2022 (c)	3,150,000	3,150,000
City of Lakeland, Department of Electric Utilities
Rev., 5.00%, 10/1/2023	25,000	25,510
Rev., 5.00%, 10/1/2026	20,000	21,407
City of Miami Rev., 5.00%, 3/1/2023 (b) (e)	5,000,000	5,024,488
City of Orlando, Capital Improvement Series 2016B, Rev., 5.00%, 10/1/2024	25,000	26,064
City of Orlando, Florida Contract Tourist Development Tax Payments Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	20,658
City of Pompano Beach, John Knox Village Project Series 2021B-2, Rev., 1.45%, 1/1/2027	760,000	665,361
City of Sarasota, St. Armands Paid Parking Area Improvements Series 2017A, Rev., 4.00%, 10/1/2023	25,000	25,274
City of St. Petersburg, Public Utility Series 2014B, Rev., 5.00%, 10/1/2023	30,000	30,596
City of Tallahassee Rev., 5.00%, 12/2/2022	350,000	350,000
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	30,000	30,591
City of Venice, Utility System
Rev., 3.13%, 12/1/2022 (b)	25,000	25,000
Rev., 3.50%, 12/1/2022 (b)	25,000	25,000
Rev., 3.63%, 12/1/2022 (b)	20,000	20,000
Rev., 5.00%, 12/1/2022 (b)	50,000	50,000
County of Brevard, Water and Wastewater Utility Rev., 5.00%, 9/1/2023	40,000	40,676
County of Broward, Airport System
Series P-2, Rev., 5.00%, 10/1/2023	415,000	415,748
Series Q-1, Rev., 5.00%, 10/1/2023	540,000	540,973
Series Q-1, Rev., 5.00%, 10/1/2024	280,000	282,482
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,339
County of Broward, Half-Cent Sales Tax Rev., 5.00%, 10/1/2023	30,000	30,586

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Hernando, Water and Sewer Series 2013A, Rev., 5.00%, 6/1/2023 (b)	40,000	40,500
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	36,496
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2025	25,000	26,520
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	26,000
County of Lee, Water and Sewer
Series A, Rev., 4.25%, 10/1/2023 (b)	25,000	25,346
Series A, Rev., 5.00%, 10/1/2023 (b)	40,000	40,805
Series B, Rev., 5.00%, 10/1/2023	55,000	56,084
County of Miami-Dade, Aviation System
Series B, Rev., 4.00%, 10/1/2023	225,000	225,218
Series 2012B, Rev., 5.00%, 10/1/2024	400,000	400,688
County of Miami-Dade, Building Better Communities Program
Series 2015-D, GO, 5.00%, 7/1/2023	25,000	25,363
Series 2016A, GO, 5.00%, 7/1/2023	25,000	25,363
Series 2016A, GO, 5.00%, 7/1/2024	30,000	31,126
County of Miami-Dade, Water and Sewer System
Series B, Rev., 5.00%, 10/1/2023 (b)	20,000	20,403
Series B, Rev., 5.25%, 10/1/2023 (b)	20,000	20,443
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2023	25,000	25,493
County of Palm Beach Rev., 5.00%, 11/1/2023	30,000	30,670
County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	35,000	35,699
County of Pasco, Half-Cent Sales Tax and Improvement Series 2013A, Rev., 5.00%, 12/1/2022	295,000	295,000
County of Polk, Public Facilities Rev., 4.00%, 12/1/2022	25,000	25,000
County of Polk, Utility System Rev., 5.00%, 10/1/2023 (b)	10,000,000	10,201,314
County of Sarasota Rev., 5.00%, 10/1/2023	25,000	25,510
County of Sarasota, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	25,503
County of St. Johns, Sales Tax Rev., AGM, 5.00%, 10/1/2023	35,000	35,699
County of St. Johns, Water and Sewer System Series A, Rev., 5.00%, 12/1/2022 (b)	75,000	75,000
County of St. Lucie, Power and Light Co. Project Rev., VRDO, 1.15%, 12/1/2022 (c)	45,750,000	45,750,000
Escambia County Housing Finance Authority, Multi-County Program Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	70,000	69,723
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2024	115,000	119,434
Series 2018A, COP, 5.00%, 11/1/2024	25,000	26,115
Series 2018A, COP, 5.00%, 11/1/2026	20,000	21,657
Florida Gulf Coast University Financing Corp., Housing Project
Series A, Rev., VRDO, LOC : TD Bank NA, 1.83%, 12/8/2022 (c)	10,300,000	10,300,000
Series 2020A, Rev., 5.00%, 2/1/2023	120,000	120,417
Florida Higher Educational Facilities Financial Authority, Rollins College Project
Series 2012A, Rev., 2.63%, 12/1/2022 (b)	50,000	50,000
Series 2012B, Rev., 3.00%, 12/1/2022	50,000	50,000
Series 2012A, Rev., 3.50%, 12/1/2022 (b)	55,000	55,000
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	100,000	100,000
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	99,906
Hillsborough County School Board Series 2017A, COP, 5.00%, 7/1/2023	25,000	25,337
Hollywood Community Redevelopment Agency Rev., 5.00%, 3/1/2023	40,000	40,216
Inland Protection Financing Corp. Series 2019A, Rev., 5.00%, 7/1/2023	30,000	30,430
Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	25,000	25,902

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ: US Bank NA, 1.20%, 12/1/2022 (c)	13,200,000	13,200,000
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2023	25,000	25,499
Lee County School Board (The) Series 2012B, COP, 5.00%, 8/1/2023	30,000	30,059
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2023	20,000	20,136
Marion County School Board Series 2015B, COP, 5.00%, 6/1/2023	20,000	20,240
Miami-Dade County Expressway Authority, Toll System Series 2014B, Rev., 5.00%, 7/1/2023	30,000	30,343
Miami-Dade County Health Facilities Authority, Miami Children's Hospital Rev., 5.00%, 8/1/2023 (b)	25,000	25,401
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Rev., 5.00%, 8/1/2023	25,000	25,331
Miami-Dade County Housing Finance Authority, Multi-family Rev., 0.25%, 8/1/2023 (c)	100,000	97,984
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2016A, Rev., 5.00%, 10/1/2023	115,000	116,867
Orlando Utilities Commission, Utility System
Series 2012A, Rev., 5.00%, 10/1/2023	20,000	20,399
Series 2016A, Rev., 5.00%, 10/1/2023	25,000	25,499
Series 2018A, Rev., 5.00%, 10/1/2023	25,000	25,499
Series 2013A, Rev., 5.00%, 10/1/2024	45,000	46,883
Orlando-Orange County Expressway Authority Series 2013B, Rev., 5.00%, 7/1/2023	20,000	20,259
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	560,000	580,358
Palm Beach County School District
Series 2017B, COP, 5.00%, 8/1/2023	50,000	50,781
Series 2018B, COP, 5.00%, 8/1/2023	20,000	20,305
Series 2017B, COP, 5.00%, 8/1/2025	40,000	42,163
Pasco County School Board Series 2015A, COP, 5.00%, 8/1/2023	40,000	40,596
Pasco County School Board, Sales Tax Rev., 5.00%, 10/1/2023	35,000	35,670
Polk County School District, Sales Tax
Rev., 5.00%, 10/1/2023	25,000	25,487
Rev., 5.00%, 10/1/2024	30,000	31,293
Reedy Creek Improvement District, Ad Valorem Tax Series A, GO, 5.00%, 6/1/2023 (b)	25,000	25,313
Santa Rosa County School Board COP, 5.00%, 2/1/2023	75,000	75,301
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	690,000	707,143
School Board of Miami-Dade County (The)
GO, 5.00%, 3/15/2023 (b)	30,000	30,225
GO, 5.00%, 3/15/2023	45,000	45,312
Series 2014D, COP, 5.00%, 11/1/2024	20,000	20,888
Series 2015D, COP, 5.00%, 2/1/2025	25,000	26,166
Series 2014D, COP, 5.00%, 11/1/2025	25,000	25,968
Series 2014D, COP, 5.00%, 11/1/2026	25,000	25,968
Series 2015A, COP, AGM, 5.00%, 5/1/2027	85,000	89,315
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2024	25,000	25,836
Series 2015B, COP, 5.00%, 7/1/2024	215,000	221,950
Seacoast Utility Authority, Water and Sewer Utility System Series B, Rev., 5.00%, 3/1/2023	20,000	20,125
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	25,000	25,899
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2022	110,000	109,971
Series 2021A, Rev., 4.00%, 12/15/2023	120,000	119,051
Series 2021A, Rev., 4.00%, 12/15/2024	145,000	142,251
St. Johns County School Board Series 2020A, COP, 5.00%, 7/1/2023	20,000	20,283
St. Johns County School Board, Sales Tax Rev., 5.00%, 10/1/2024	35,000	36,394

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
St. Lucie County School Board Series 2013A, COP, 5.00%, 7/1/2023	45,000	45,624
State of Florida Board of Education, Public Education Capital Outlay
Series 2014A, GO, 5.00%, 6/1/2023	45,000	45,574
Series 2019A, GO, 5.00%, 6/1/2023	45,000	45,574
Series 2013C, GO, 5.00%, 6/1/2026	20,000	20,243
Series 2015A, GO, 5.00%, 6/1/2026	35,000	36,242
State of Florida Department of Transportation Rev., 5.00%, 7/1/2024	35,000	36,341
State of Florida Department of Transportation Turnpike System
Series 2013A, Rev., 5.00%, 7/1/2023	35,000	35,512
Series 2016A, Rev., 5.00%, 7/1/2023	40,000	40,585
Series 2016C, Rev., 5.00%, 7/1/2023	45,000	45,658
Series 2013A, Rev., 5.00%, 7/1/2025	55,000	55,773
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,863
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	70,132
Sunshine State Governmental Financing Commission Series 2010A-1, Rev., 5.00%, 9/1/2023 (b)	25,000	25,456
Sunshine State Governmental Financing Commission, Miami Dade County Program
Series 2011B-1, Rev., 3.75%, 9/1/2023 (b)	50,000	50,413
Series 2011B-1, Rev., 4.00%, 9/1/2023 (b)	30,000	30,312
Series 2010A-1, Rev., 4.13%, 9/1/2023 (b)	25,000	25,292
Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	20,000	20,358
Series 2011B-1, Rev., 5.50%, 9/1/2023 (b)	30,000	30,647
Series 2011C-1, Rev., 5.50%, 9/1/2023 (b)	45,000	45,970
Tampa Bay Water, Water Supply Rev., NATL-RE, 5.50%, 10/1/2023	40,000	40,975
Town of Palm Beach, Public Improvement Series 2016A, Rev., 5.00%, 1/1/2023	25,000	25,052
USF Financing Corp., Master Lease Program Series 2012A, COP, 5.00%, 7/1/2023	50,000	50,688
Waterset North Community Development District, Senior Lien Series A-1, 3.00%, 5/1/2023	25,000	25,023
Total Florida		100,161,089
Georgia — 0.5%
Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2022	415,000	415,000
Atlanta and Fulton County Recreation Authority, Park Improvement
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,000
Series A, Rev., 5.00%, 12/1/2023	25,000	25,595
Atlanta Public Safety and Judicial Facilities Authority, Public Safety Facilities Project Rev., 2.00%, 12/1/2022	25,000	25,000
Atlanta Urban Residential Finance Authority, Multi-Family Rev., 0.44%, 3/1/2023 (c)	1,740,000	1,726,989
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	30,510
Bulloch County Board of Education, Sales Tax GO, 3.25%, 5/1/2023	20,000	20,075
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 5.00%, 7/1/2023	20,000	20,275
Carrollton Independent School System GO, 5.00%, 4/1/2023	20,000	20,169
Cherokee County Board of Education, School System Series B, GO, 5.00%, 8/1/2023	20,000	20,331
City of Atlanta Series 2019B, GO, 4.00%, 12/1/2022	55,000	55,000
City of Atlanta Airport Passenger Facility Charge, Sub Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2024	25,000	25,632
Series 2014A, Rev., AMT, 5.00%, 1/1/2025	20,000	20,484
Series 2014A, Rev., AMT, 5.00%, 1/1/2026	30,000	30,689
City of Atlanta, Department of Aviation Series 2014B, Rev., AMT, 5.00%, 1/1/2023	25,000	25,050
City of Atlanta, Public Improvement
GO, 5.00%, 12/1/2022	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
GO, 4.75%, 12/1/2024 (b)	30,000	31,278
City of Atlanta, Water and Wastewater
Series 2013B, Rev., 5.25%, 11/1/2023 (b)	35,000	35,850
Rev., 5.00%, 11/1/2026	25,000	26,352
City of Columbus, Water and Sewerage
Series 2012A, Rev., 3.00%, 5/1/2023	50,000	50,011
Rev., 5.00%, 5/1/2023	40,000	40,422
Series 2013A, Rev., 5.00%, 5/1/2023 (b)	20,000	20,209
Cobb County Kennestone Hospital Authority Rev., 5.00%, 4/1/2024	80,000	80,669
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., GTD, 4.00%, 1/1/2024	85,000	85,101
Coffee County Hospital Authority, Coffee Regional Medical Center Inc., Project Series 2016A, Rev., GTD, 5.00%, 12/1/2022	25,000	25,000
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	247,056
County of Clayton, Water Authority Rev., 5.00%, 5/1/2023	160,000	160,322
County of Cobb GO, 5.00%, 1/1/2023	45,000	45,094
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax
GO, 5.00%, 12/1/2022	75,000	75,000
GO, 5.00%, 12/1/2025	40,000	42,735
County of Henry, Sales Tax GO, 5.00%, 5/1/2023	20,000	20,209
DeKalb Newton and Gwinnett Counties Joint Development Authority, GPC Real Estate Student Support I, LLC Project Rev., 5.00%, 6/1/2023	35,000	35,434
Development Authority for Fulton County, Georgia Tech Facilities
Rev., 5.00%, 3/1/2023	25,000	25,156
Series 2014A, Rev., 5.00%, 5/1/2023	25,000	25,259
Forsyth County School District GO, 5.00%, 2/1/2023	45,000	45,190
Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	20,666
Gilmer County Schools, Sales Tax GO, 4.00%, 12/1/2022	175,000	175,000
Gwinnett County School District GO, 5.00%, 2/1/2023	25,000	25,107
Lowndes County Public Facilies Authority, Lowndes County School District Projects Rev., 3.00%, 2/1/2023	20,000	20,020
Lumpkin County School District GO, 3.00%, 12/1/2022	25,000	25,000
Main Street Natural Gas, Inc., Gas Supply
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	345,000
Rev., LIQ: Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.57%), 2.42%, 12/8/2022 (d)	6,590,000	6,522,772
Series 2018B, Rev., (ICE LIBOR USD 1 Month + 0.75%), 3.51%, 1/3/2023 (d)	370,000	368,017
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	240,781
Subseries C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023	100,000	100,449
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	40,617
Municipal Electric Authority of Georgia Series GG, Rev., 5.00%, 1/1/2023	1,015,000	1,016,778
Paulding County School District GO, 5.00%, 2/1/2025 (b)	50,000	52,504
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2023	295,000	295,493
State of Georgia
Series 2016C, GO, 5.00%, 1/1/2023	25,000	25,054
Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,111
Series 2018A, GO, 5.00%, 7/1/2023	15,000	15,230
Series 2013A, GO, 5.00%, 1/1/2025	50,000	50,096
Tift County Hospital Authority
Rev., GTD, 5.00%, 12/1/2022	60,000	60,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Rev., GTD, 5.00%, 12/1/2022 (b)	135,000	135,000
Whitfield County School District GO, 5.00%, 4/1/2023	25,000	25,211
Total Georgia		13,206,052
Hawaii — 0.0% ^
City and County Honolulu
Series C, GO, 5.00%, 10/1/2023	40,000	40,812
Series C, GO, 5.00%, 10/1/2024	25,000	26,064
Series 2012C, GO, 3.00%, 11/1/2025	175,000	175,047
City and County Honolulu, Wastewater System
Series B, Rev., 5.00%, 7/1/2023	30,000	30,432
Series B, Rev., 5.00%, 7/1/2024	25,000	25,926
City and County of Honolulu Series C, GO, 4.00%, 10/1/2023	20,000	20,243
County of Hawaii Series 2013B, GO, 3.00%, 9/1/2023	45,000	45,016
State of Hawaii
Series FK, GO, 4.00%, 5/1/2023	20,000	20,129
Series FK, GO, 5.00%, 5/1/2023	30,000	30,316
Series EL, GO, 3.00%, 8/1/2023	50,000	50,171
Series FG, GO, 4.00%, 10/1/2023	20,000	20,243
Series FG, GO, 5.00%, 10/1/2024	25,000	26,082
Series FH, GO, 5.00%, 10/1/2024	35,000	36,515
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2023	25,000	25,052
Total Hawaii		572,048
Idaho — 0.2%
Boise State University Series 2015A, Rev., 5.00%, 4/1/2023	35,000	35,256
Canyon County School District No. 134 Middleton GO, 5.00%, 9/15/2023	10,000	10,192
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2015D, Rev., 5.00%, 12/1/2022	440,000	440,000
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., 5.00%, 7/15/2025	30,000	31,699
Series A, Rev., 5.00%, 7/15/2026	20,000	21,502
Idaho Housing and Finance Association, Idaho Arts Charter School Series 2012A, Rev., 6.00%, 12/1/2022 (b)	100,000	100,000
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 2.03%, 12/9/2022 (c)	4,360,000	4,360,000
Total Idaho		4,998,649
Illinois — 6.4%
Boone Mchenry and Dekalb Counties Community Unit School District 100 Series 2005B, GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2022	25,000	25,000
Bureau County Township High School District No. 502 Series 2017A, GO, 3.00%, 12/1/2022	50,000	50,000
Champaign Coles Et Al Counties Community College District No. 505 Series 2018B, GO, 4.00%, 12/1/2022	100,000	100,000
Champaign County Community Unit School District No. 7 Tolono Series 2014B, GO, 3.45%, 12/1/2022	25,000	25,000
Chicago Board of Education, Capital Appreciation School Reform
Series 1998B-1, GO, NATL-RE, Zero Coupon, 12/1/2022	3,855,000	3,855,000
Series 1999A, GO, NATL-RE, Zero Coupon, 12/1/2023	3,420,000	3,297,314
Chicago Board of Education, Unlimited Tax
Series 2012-B, GO, 5.00%, 12/1/2022	1,000,000	1,000,000
Series 2019B, GO, 5.00%, 12/1/2022	1,575,000	1,575,000
Chicago Midway International Airport, Second Lien
Series 2013B, Rev., 5.00%, 1/1/2025	720,000	721,067

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2013B, Rev., 5.00%, 1/1/2026	360,000	360,526
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2013B, Rev., 5.00%, 1/1/2023	1,195,000	1,197,408
Series B, Rev., 5.00%, 1/1/2023	1,580,000	1,583,259
Series C, Rev., 5.00%, 1/1/2023	1,015,000	1,017,112
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	42,535
Chicago O'Hare International Airport, Senior Lien
Rev., 4.13%, 1/1/2023	25,000	25,026
Series 2013B, Rev., 5.00%, 1/1/2023	25,000	25,050
Series D, Rev., 5.00%, 1/1/2023	155,000	155,323
Series E, Rev., 5.00%, 1/1/2026	30,000	31,902
Chicago Park District Series 2015A, GO, 5.00%, 1/1/2024 (b)	35,000	35,888
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	50,000	50,018
City of Canton GO, 4.00%, 12/15/2022	25,000	25,010
City of Chicago, Second Lien Waterworks Project Series 2012, Rev., 4.00%, 11/1/2023	500,000	501,209
City of Chicago, Wastewater Transmission, Second Lien Rev., 5.00%, 1/1/2023	25,000	25,049
City of Chicago, Waterworks, Second Lien
Series 2008C, Rev., 5.00%, 1/1/2023	625,000	626,224
Rev., 5.00%, 11/1/2024	1,450,000	1,454,662
City of Decatur
GO, 4.00%, 3/1/2023	120,000	120,251
GO, 4.00%, 3/1/2024	120,000	121,149
GO, 4.00%, 3/1/2025	195,000	199,539
GO, 4.00%, 3/1/2026	170,000	175,399
GO, 4.00%, 3/1/2027	200,000	207,811
City of Elgin GO, 3.00%, 12/15/2022	25,000	25,000
City of Evanston
Series 2017B, GO, 2.00%, 12/1/2022	100,000	100,000
Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,000
GO, 5.00%, 12/1/2022	130,000	130,000
City of Naperville GO, 4.00%, 12/1/2022	25,000	25,000
City of Rochelle GO, AGM, 3.00%, 5/1/2023	100,000	100,049
City of Rockford, Sales Tax Alternative Revenue Source Series 2016A, GO, 5.00%, 12/15/2022	25,000	25,021
City of Waukegan, First Lien, Water and Sewer System Rev., AGM, 4.00%, 12/30/2022	105,000	105,113
Cook and Du Page Counties High School District No. 210 Lemont Series 2015A, GO, 3.00%, 1/1/2023	25,000	25,011
Cook and Will Counties Community College District No. 515, Limited Community College GO, 5.00%, 12/1/2022	110,000	110,000
Cook and Will Counties School District No. 194 Series B, GO, 5.00%, 12/1/2022	100,000	100,000
Cook County Community College District No. 527 Morton GO, 5.00%, 12/15/2022	25,000	25,021
Cook County Community Consolidated School District No. 146 Tinley Park GO, 4.00%, 12/1/2022	20,000	20,000
Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2022	65,000	65,000
Cook County Community Consolidated School District No. 34, Glenview GO, 5.00%, 12/1/2022	40,000	40,000
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 5.00%, 12/1/2022	85,000	85,000
Cook County Community High School District No. 234, Ridgewood GO, 4.00%, 12/1/2022	115,000	115,000
Cook County Community School District No. 97, Oak Park GO, 4.00%, 1/1/2023	90,000	90,112
Cook County Community Unit School District No. 401, Elmwood Park GO, 3.00%, 12/1/2022	520,000	520,000
Cook County High School District No. 203 New Trier Township Series 2016B, GO, 3.50%, 12/15/2022	25,000	25,009
Cook County High School District No. 203, Thornton Township, Limited Tax Series 2016A, GO, 5.00%, 12/15/2022	25,000	25,022

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Cook County High School District No. 205, Thornton Township, Limited Tax
Series 2017C, GO, 5.00%, 12/1/2022	125,000	125,000
Series 2017C, GO, 5.00%, 12/1/2023	30,000	30,640
Cook County School District No. 109, Indian Springs, Limited Tax GO, 3.00%, 12/1/2022	100,000	100,000
Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2022	90,000	90,000
Cook County School District No. 122 Ridgeland Series 2012D, GO, 4.00%, 12/1/2022	35,000	35,000
Cook County School District No. 123 Oak Lawn, Capital Appreciation
GO, NATL-RE, Zero Coupon, 12/1/2022	100,000	100,000
GO, FGIC, Zero Coupon, 12/1/2022 (b)	20,000	20,000
Cook County School District No. 123 Oak Lawn, Limited Tax Series A, GO, 4.00%, 12/1/2022	30,000	30,000
Cook County School District No. 130 Blue Island, Limited Tax Series 2018C, GO, AGM, 5.00%, 12/1/2022	30,000	30,000
Cook County School District No. 144 Prairie Hills Series 2011C, GO, AGM, Zero Coupon, 12/1/2022	45,000	45,000
Cook County School District No. 159, Matteson-Richton Park, Capital Appreciation
GO, AGM, Zero Coupon, 12/1/2022 (b)	90,000	90,000
GO, AGM, Zero Coupon, 12/1/2022	150,000	150,000
Cook County School District No. 23, Prospect Heights GO, 4.00%, 12/15/2022	25,000	25,014
Cook County School District No. 95-Brookfield GO, 4.00%, 12/1/2022	100,000	100,000
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2022	25,000	25,000
Cook County School District No., 73.5 Skokie, East Prairie GO, 4.00%, 12/1/2022	25,000	25,000
Cook County School District No., 74 Lincolnwood GO, 4.00%, 12/1/2022	45,000	45,000
Cook County School District No., 78 Rosemont GO, AGM, 5.00%, 12/1/2022	200,000	200,000
Cook County School District No., 81 Schiller Park GO, 4.00%, 12/1/2022	105,000	105,000
Cook County School District No., 87 Berkeley Series 2012B, GO, 3.00%, 12/1/2022	50,000	50,000
Cook County School District No., 88 Bellwood Series 2021A, GO, 4.00%, 12/1/2022	375,000	375,000
Cook County Township High School District No. 220 Reavis GO, 3.00%, 12/1/2022	100,000	100,000
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2022	80,000	80,000
County of Kendall GO, 5.00%, 12/15/2022	160,000	160,149
County of Rock Island GO, 3.00%, 12/1/2022	100,000	100,000
County of Winnebago, Public Safety Sales Tax
Series 2013A, GO, 4.00%, 12/30/2022	60,000	60,067
Series 2013A, GO, 5.00%, 12/30/2022	395,000	395,756
Douglas and Champaign Counties Community Unit School District No. 302 Villa Grove, Alternative Revenue Source Series 2019A, GO, AGM, 3.00%, 12/1/2022	50,000	50,000
Du Page County High School District No. 88, Villa Park GO, 4.00%, 1/15/2023	45,000	45,084
DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 5.00%, 1/15/2023	140,000	140,384
DuPage County Forest Preserve District GO, 5.00%, 1/1/2023	260,000	260,535
Ford Etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building Series 2017A, GO, AGM, 4.00%, 12/1/2022	25,000	25,000
Fox Valley Park District
Series 2015B, GO, 4.00%, 12/15/2022	50,000	50,027
GO, 5.00%, 12/15/2022	45,000	45,040
Fulton Mason Knox Schuyler Etc Counties Community College District No. 534 GO, 4.00%, 12/1/2022 (b)	55,000	55,000
Godfrey Fire Protection District GO, 3.00%, 12/1/2022	20,000	20,000
Greene and Scott Counties Community Unit School District No. 3 Series 2017B, GO, 3.00%, 12/1/2022	50,000	50,000
Greene Jersey and Macoupin Counties Community Unit School District No. 9 Southwestern GO, 2.70%, 12/1/2022	50,000	50,000
Grundy Kendall and Will Counties Community Consolidated School District No. 111 Minooka GO, 5.00%, 12/1/2022	215,000	215,000
Highland Park District, Limited Tax
GO, 4.00%, 12/15/2022	25,000	25,014

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 12/15/2022	95,000	95,088
Illinois Finance Authority
Rev., 5.00%, 11/15/2024	1,680,000	1,683,034
Rev., 5.00%, 3/1/2027	1,000,000	1,063,302
Illinois Finance Authority, Downers Grove Community High School
Rev., 4.00%, 12/15/2022	35,000	35,020
Series 2020A, Rev., 4.00%, 12/15/2022	160,000	160,091
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2022	40,000	40,000
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021C, Rev., VRDO, LIQ: Barclays Bank plc, 1.15%, 12/1/2022 (c)	11,000,000	11,000,000
Series 2017B, Rev., 5.00%, 12/15/2022 (c)	90,000	90,073
Illinois Finance Authority, OSF Healthcare System Series 2015A, Rev., 5.00%, 11/15/2024	140,000	144,848
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.55%, 12/8/2022 (d)	5,790,000	5,618,675
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2023	265,000	266,164
Illinois Finance Authority, Regency Park at Lincolnwood Series 1991A, Rev., Zero Coupon, 7/15/2023 (b)	60,000	59,036
Illinois Finance Authority, Riverside Health System Rev., 5.00%, 11/15/2023	215,000	215,417
Illinois Finance Authority, Rush Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2025	25,000	26,196
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2023	135,000	135,405
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017-C, Rev., 5.00%, 3/1/2023	45,000	45,229
Illinois Finance Authority, State Clean Water Initiative
Rev., 4.00%, 1/1/2023	155,000	155,199
Rev., 5.00%, 1/1/2023	25,000	25,052
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	155,000	166,944
Illinois Finance Authority, The University of Chicago Series 2013A, Rev., 4.00%, 4/1/2023 (b)	15,220,000	15,291,438
Illinois Finance Authority, The University of Chicago Medical Center Series 2016A, Rev., 5.00%, 8/15/2024	235,000	243,146
Illinois Finance Authority, Unitypoint Health
Series 2016D, Rev., 5.00%, 2/15/2023	1,520,000	1,527,458
Series 2016D, Rev., 5.00%, 2/15/2024	230,000	236,277
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2024	310,000	317,838
Illinois Sports Facilities Authority (The) Rev., 5.00%, 6/15/2023	1,010,000	1,017,837
Illinois State Toll Highway Authority
Series 2014D, Rev., 5.00%, 1/1/2023	780,000	781,578
Series 2018A, Rev., 5.00%, 1/1/2023	120,000	120,243
Series 2013A, Rev., 5.00%, 1/1/2027	35,000	35,060
Kane and DeKalb Counties Community Unit School District No. 302 Kaneland GO, NATL-RE, Zero Coupon, 2/1/2023	20,000	19,908
Kane County Community Unit School District No. 101 Batavia GO, 5.00%, 1/1/2023	40,000	40,082
Kane County Forest Preserve District
GO, 5.00%, 12/15/2022	60,000	60,056
Series 2016C, GO, 5.00%, 12/15/2022	260,000	260,242
Kane County School District No. 131 Aurora East Side Series 2020C, GO, 5.00%, 12/1/2022	160,000	160,000
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2021A, GO, 4.00%, 1/1/2023	75,000	75,096
Kankakee and Will Counties Community Unit School District No. 5, Capital Appreciation GO, AGM, Zero Coupon, 5/1/2023	25,000	24,717
Kankakee and Will Counties Community Unit School District No. 5, Limited Tax GO, 4.00%, 12/1/2022	275,000	275,000
Kankakee County Community High School District No. 307 Bradley-Bourbonnais, Alternative Revenue Source GO, 4.00%, 12/1/2022	130,000	130,000
Kendall County Community Unit School District No. 88 Plano GO, AMBAC, Zero Coupon, 12/1/2022 (b)	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2023	300,000	300,682
Lake County Consolidated High School District No. 120 Mundelein, Limited Tax GO, 5.00%, 12/1/2022	135,000	135,000
Lake County School District No. 76-Diamond Lake, School Building GO, 5.00%, 1/1/2023	35,000	35,070
Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	371,756
Madison and Jersey Counties Unit School District No. 11-Alton, Capital Appreciation GO, AGM, Zero Coupon, 12/1/2022	50,000	50,000
McHenry County Conservation District GO, 5.00%, 2/1/2024	20,000	20,531
McLean and Woodford Counties Community Unit School District No. 5 Normal
Series 2017A, GO, 4.00%, 12/1/2022	460,000	460,000
Series 2017A, GO, 4.00%, 12/1/2023	30,000	30,326
McLean County Community Unit School District No. 3, Tri-Valley GO, 3.00%, 12/1/2022	25,000	25,000
McLean County Public Building Commission Rev., 5.00%, 12/1/2022	180,000	180,000
Metropolitan Water Reclamation District of Greater Chicago Series 2014D, GO, 5.00%, 12/1/2022	60,000	60,000
Mundelein Park and Recreation District, Limited Tax GO, 3.00%, 12/15/2022	25,000	25,001
Peoria Metropolitan Airport Authority Series 2017D, GO, 5.00%, 12/1/2022	45,000	45,000
Peoria Tazewell Etc Counties Community College District No. 514 Series 2014A, GO, 5.00%, 12/1/2022	200,000	200,000
Piatt and Dewitt Counties Community Unit School District No. 57 Deland-Weldon GO, 3.13%, 12/1/2022	20,000	20,000
Pleasant Dale Park District Series A, GO, 4.00%, 12/15/2022	255,000	255,120
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2023	685,000	692,715
Rev., 5.00%, 6/1/2024	2,905,000	2,993,414
Regional Transportation Authority
Series 2003B, Rev., NATL-RE, 5.50%, 6/1/2023	570,000	577,988
Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2023	50,000	50,811
Series 2017A, Rev., 5.00%, 7/1/2024	25,000	25,859
Rock Island County Community Unit School District No. 40 Moline Series 2019A, GO, 5.00%, 2/1/2023	175,000	175,725
Rock Island County Community Unit School District No. 40 Moline, Alternative Revenue Source GO, 3.00%, 2/1/2024	20,000	20,016
Sangamon County School District No. 186 Springfield Series 2014B, GO, 5.00%, 2/1/2023 (b)	95,000	95,381
Skokie Park District, Capital Appreciation GO, AMBAC, Zero Coupon, 12/1/2022	40,000	40,000
South Suburban College Community School District No. 510 GO, AGC, Zero Coupon, 12/1/2023	25,000	24,210
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 4.00%, 4/15/2023	125,000	125,599
Southwestern Illinois Development Authority, Memorial Group Rev., 7.13%, 11/1/2023 (b)	2,000,000	2,078,540
St. Charles Park District, Master Lease Program Series 2017B, GO, 5.00%, 12/15/2022	25,000	25,021
St. Clair County Township High School District No. 203 O'Fallon
GO, 3.00%, 12/1/2022	35,000	35,000
GO, 4.00%, 12/1/2022	50,000	50,000
State of Illinois
GO, 5.00%, 2/1/2023	90,000	90,255
Series 2021-C, GO, 4.00%, 3/1/2023	8,500,000	8,515,165
Series 2022B, GO, 5.00%, 3/1/2023	3,000,000	3,012,650
Series 2013A, GO, 5.00%, 4/1/2023	640,000	643,578
GO, 5.00%, 8/1/2023	1,830,000	1,849,679
Series 2021C, GO, 4.00%, 3/1/2024	825,000	830,447
Series 2022A, GO, 5.00%, 3/1/2024	4,865,000	4,955,965
Series 2022B, GO, 5.00%, 3/1/2024	5,500,000	5,602,838
GO, 5.50%, 7/1/2024	75,000	75,922
Series 2022B, GO, 5.00%, 3/1/2025	1,200,000	1,234,529
GO, 5.50%, 7/1/2025	3,405,000	3,444,849

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 8/1/2025	75,000	75,012
Series 2020B, GO, 5.00%, 10/1/2025	20,000	20,621
Series 2017D, GO, 5.00%, 11/1/2025	20,700,000	21,359,794
GO, 5.00%, 2/1/2026	25,000	25,836
GO, 5.00%, 6/1/2026	250,000	259,085
Series 2020-B, GO, 5.00%, 10/1/2026	1,175,000	1,220,985
Series B, GO, 5.00%, 10/1/2026	25,000	25,978
Series 2017D, GO, 5.00%, 11/1/2026	1,055,000	1,097,044
Series A, GO, 5.00%, 3/1/2027	50,000	52,099
State of Illinois, Sales Tax Series 2016D, Rev., 5.00%, 6/15/2023	120,000	120,966
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ: Citibank NA, 1.90%, 12/8/2022 (c)	10,220,000	10,220,000
Town of Normal Series 2017A, GO, 4.00%, 6/1/2023	35,000	35,233
Township of Campton GO, 5.00%, 12/15/2022	40,000	40,036
University of Illinois
Series C, COP, 5.00%, 3/15/2023	45,000	45,272
Series 2013-A, Rev., 5.00%, 4/1/2026	4,095,000	4,120,231
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	40,000	40,261
Vermilion and Edgar Counties Community Unit School District No. 4
Series 2016-B, GO, AGM, 3.50%, 12/1/2022 (b)	150,000	150,000
Series 2016-B, GO, AGM, 3.50%, 12/1/2022	50,000	50,000
Village of Arlington Heights GO, 3.00%, 12/1/2022	45,000	45,000
Village of Bolingbrook Series 1999A, GO, NATL-RE, 5.25%, 1/1/2023 (b)	30,000	30,067
Village of Channahon GO, 4.00%, 12/1/2022 (b)	25,000	25,000
Village of Elk Grove Village GO, 5.00%, 1/1/2023	20,000	20,040
Village of Elmwood Park GO, 4.75%, 12/1/2022 (b)	50,000	50,000
Village of Glendale Heights GO, 5.00%, 12/15/2022	155,000	155,145
Village of Glenview Series 2012B, GO, 4.00%, 12/1/2022	25,000	25,000
Village of Hoffman Estates GO, 5.00%, 12/1/2022	40,000	40,000
Village of La Grange GO, 3.00%, 12/1/2022	20,000	20,000
Village of Lyons Series 2014B, GO, AGM, 4.00%, 12/1/2022	35,000	35,000
Village of Midlothian
GO, AGM, 4.00%, 1/1/2023	15,000	15,014
GO, AGM, 4.00%, 1/1/2024	70,000	70,871
GO, AGM, 4.00%, 1/1/2025	40,000	40,914
Village of Morton Grove GO, 5.00%, 12/15/2022	75,000	75,065
Village of Northbrook Series 2014A, GO, 5.00%, 12/1/2022	215,000	215,000
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	357,993
Village of Schaumburg Series 2012A, GO, 4.00%, 12/1/2022	25,000	25,000
Village of South Holland Series 2015B, GO, 4.00%, 12/15/2022	195,000	195,070
Village of Streamwood GO, 5.00%, 12/1/2023	20,000	20,420
Village of Villa Park, Sales Tax Series 2018A, GO, 4.00%, 12/15/2022	135,000	135,063
Village of Western Springs GO, 3.00%, 12/1/2022	50,000	50,000
Village of Wheeling GO, 5.00%, 12/1/2022	40,000	40,000
Will County Community Consolidated School District No. 33-C Homer Glen Rev., 5.00%, 12/1/2022	25,000	25,000
Will County Community Unit School District No. 201-U Crete-Monee GO, AGM, Zero Coupon, 11/1/2023	300,000	291,419
Will County Forest Preserve District GO, 5.00%, 12/15/2022	215,000	215,193
Will County Forest Preserve District, Limited Tax Series 2016A, GO, 2.00%, 12/15/2022	100,000	99,973

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Will County School District No. 86 Joliet Series 2015C, GO, AGM-CR, 5.00%, 3/1/2024	6,005,000	6,163,512
Will County Township High School District No. 204 Joliet, Limited Tax Series 2013A, GO, 2.75%, 1/1/2023	35,000	35,000
Will Grundy Counties Community College District No. 525 Series 2012A, GO, 4.00%, 12/1/2022 (b)	25,000	25,000
Will Grundy Etc Counties Community College District No. 525 Series 2013B, GO, 5.25%, 12/1/2023 (b)	25,000	25,661
Winnebago and Boone Counties School District No. 205 Rockford GO, 4.00%, 2/1/2023	14,250,000	14,283,567
Total Illinois		167,080,630
Indiana — 0.9%
Anderson Redevelopment District Series 2018A, Rev., 5.00%, 2/1/2023	175,000	175,637
Anderson School Building Corp., First Mortgage
Rev., 5.00%, 1/20/2023	45,000	45,149
Rev., 5.00%, 7/20/2023	20,000	20,304
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage
GO, 2.00%, 1/15/2023	2,275,000	2,270,906
Rev., 5.00%, 1/15/2023	40,000	40,120
Rev., 5.00%, 7/15/2023	20,000	20,298
Rev., 4.00%, 7/15/2024	25,000	25,506
Ball State University, Housing & Dining System Rev., 5.00%, 7/1/2024	25,000	25,344
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015B, Rev., 5.00%, 7/15/2024	30,000	31,055
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	66,944
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	35,858
Series 2014B, Rev., 5.00%, 7/1/2024	70,000	72,494
City of Fishers, Local Income Tax Rev., 3.00%, 1/15/2023	65,000	65,031
City of Knox, Sewage Works Rev., 4.00%, 12/1/2022	65,000	65,000
City of La Porte, Sewage Works Rev., 3.00%, 3/1/2023	40,000	40,041
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,726
Clay Multi School Building Corp. Rev., 5.00%, 1/15/2023	210,000	210,606
Concord Community Schools Building Corp., First Mortgage Rev., 5.00%, 7/15/2023	25,000	25,376
County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	25,219
Decatur Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2023	20,000	20,033
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 7/15/2023	10,000	10,082
Rev., 4.00%, 1/15/2024	40,000	40,523
East Porter County School Corp. GO, 2.00%, 1/15/2023	30,000	29,971
Fishers Industrial Redevelopment District, Income Tax
Rev., 4.00%, 1/15/2024	25,000	25,308
Rev., 4.00%, 7/15/2024	35,000	35,602
Fort Wayne Redevelopment Authority, Lease Rental Series 2014A, Rev., 3.00%, 8/1/2024	50,000	50,008
Franklin Township-Marion County Multiple School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2023	40,000	40,072
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2023	75,000	75,093
Rev., 5.00%, 1/15/2026	45,000	48,037
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2023	30,000	30,451
Hamilton County Public Building Corp., First Mortgage Rev., 5.00%, 2/1/2023	75,000	75,171
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2024	25,000	25,369

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2023	200,000	200,389
Indiana Finance Authority
Series 2010A, Rev., 5.00%, 12/1/2022	130,000	130,000
Series 2016C, Rev., 5.00%, 12/1/2022	75,000	75,000
Indiana Finance Authority, Butler University Project Series 2014A, Rev., 5.00%, 2/1/2023	100,000	100,381
Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group Rev., 5.00%, 3/1/2023	25,000	25,156
Indiana Finance Authority, Deaconess Health System
Series 2013A, Rev., 5.00%, 3/1/2023	25,000	25,140
Series 2013A, Rev., 5.00%, 3/1/2023 (b)	25,000	25,151
Indiana Finance Authority, First Lien, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2023	10,000	10,198
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2016B, Rev., 5.00%, 11/1/2024	345,000	359,007
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	60,000	57,650
Indiana Finance Authority, Indiana University Health Obligated Group
Rev., 5.00%, 12/1/2022	850,000	850,000
Series 2014A, Rev., 5.00%, 12/1/2022	220,000	220,000
Series 2016A, Rev., 5.00%, 12/1/2022	575,000	575,000
Rev., 5.00%, 12/1/2024	75,000	78,215
Series B, Rev., 2.25%, 7/1/2025 (c)	150,000	146,912
Indiana Finance Authority, State Revolving Fund Program
Rev., 5.00%, 2/1/2023	50,000	50,217
Series 2012C, Rev., 5.00%, 2/1/2023	70,000	70,304
Series 2015B, Rev., 5.00%, 2/1/2023	45,000	45,195
Series 2017C, Rev., 5.00%, 2/1/2023	25,000	25,109
Series 2012C, Rev., 5.00%, 2/1/2025	25,000	25,102
Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 4.00%, 10/1/2025	30,000	30,923
Indiana University Series 2015A, Rev., 5.00%, 6/1/2023	70,000	70,882
Indiana University, Student Fee Series W-2, Rev., 5.00%, 8/1/2023	10,000	10,165
Indianapolis Local Public Improvement Bond Bank Series 2019E, Rev., 5.00%, 1/1/2023	30,000	30,062
Indianapolis Local Public Improvement Bond Bank, Capital Appreciation Series 1999E, Rev., AMBAC, Zero Coupon, 2/1/2023	25,000	24,889
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Series 2019I-2, Rev., 5.00%, 1/1/2023	25,000	25,049
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2023	35,000	35,072
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2023	20,000	20,042
Series 2013D, Rev., 3.25%, 1/1/2025	100,000	100,022
Indianapolis-Marion County Public Library GO, 5.00%, 1/1/2023	60,000	60,117
Ivy Tech Community College of Indiana, Student Fee
Series R-1, Rev., 5.00%, 7/1/2023	35,000	35,508
Series W, Rev., 5.00%, 7/1/2025	25,000	26,249
Jackson County Building Corp.
Rev., 2.00%, 1/15/2023	120,000	119,839
Rev., 2.00%, 7/15/2023	125,000	124,069
Rev., 2.00%, 1/15/2025	125,000	122,033
Jennings County School Building Corp., First Mortgage Series 2019A, Rev., 2.00%, 1/15/2023	60,000	59,936
LaPorte Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2017A, Rev., 2.00%, 1/15/2023	25,000	24,976
Lawrence Township School Building Corp., Unlimited Tax Rev., 4.00%, 1/15/2023	25,000	25,048

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Merrillville Community School Corp.
GO, 2.00%, 7/15/2023	1,025,000	1,017,365
GO, 2.00%, 1/15/2024	1,040,000	1,024,351
Merrillville Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	40,000	40,549
Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage Series 2016B, Rev., 4.00%, 7/15/2023	30,000	30,246
Mooresville Redevelopment District, Tax Increment Rev., 4.00%, 1/15/2023 (b)	25,000	25,043
Munster School Building Corp., Valorem Tax First Mortgage Rev., 4.00%, 7/15/2023	85,000	85,707
New Palestine Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 1/15/2023	45,000	45,082
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,842
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax
Rev., 5.00%, 1/15/2023	20,000	20,057
Rev., 5.00%, 7/15/2023	35,000	35,505
North West Hendricks Multi-Building Corp., First Mortgage Series 2016A, Rev., 4.00%, 1/15/2023	25,000	25,045
Perry Township Schools
Series 2022-B, GO, 4.00%, 7/15/2023	2,520,000	2,533,530
Series 2022-C, GO, 4.00%, 7/15/2023	1,010,000	1,015,423
Series 2022-A, GO, 4.00%, 1/15/2024	2,800,000	2,824,289
Series 2022-B, GO, 4.00%, 1/15/2024	2,950,000	2,975,591
Series 2022-C, GO, 4.00%, 1/15/2024	2,375,000	2,395,603
Pike Township Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2024	350,000	362,701
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2019A, Rev., 5.00%, 7/15/2023	35,000	35,533
Purdue University
Series 2016CC, Rev., 5.00%, 7/1/2023	40,000	40,564
Series EE, Rev., 5.00%, 7/1/2023	20,000	20,282
South Bend Community School Building Corp., First Mortgage Rev., 4.00%, 1/15/2023	30,000	30,052
South Bend Redevelopment Authority, Eddy Street Commons Project Rev., 5.00%, 2/15/2023	100,000	100,491
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	41,006
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2025	20,000	20,923
Tell City-Troy Township Elementary School Building Corp., First Mortgage Refunding and Improvement Rev., 5.00%, 1/15/2023	50,000	50,142
Twin Lakes Regional Sewer District Rev., AGM, 3.00%, 7/1/2023 (b)	25,000	25,059
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	35,636
Wa-Nee Community Schools GO, 3.00%, 1/15/2023	125,000	125,071
Warsaw Multi-School Building Corp., First Mortgage Rev., 5.00%, 1/15/2023	85,000	85,241
West Clark 2000 School Building Corp., First Mortgage Rev., 5.00%, 1/15/2023	25,000	25,073
West Lafayette School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	85,000	86,278
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	25,037
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Rev., 4.00%, 1/15/2023	130,000	130,208
Rev., 4.00%, 7/15/2023	85,000	85,670
Rev., 4.00%, 1/15/2024	35,000	35,470
Rev., 4.00%, 7/15/2024	35,000	35,664
Rev., 4.00%, 1/15/2025	40,000	40,846
Rev., 4.00%, 7/15/2025	40,000	41,026

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Rev., 4.00%, 1/15/2026	150,000	154,489
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	23,407
Total Indiana		23,626,438
Iowa — 0.6%
Ames Community School District GO, 5.00%, 6/1/2023	25,000	25,308
Ankeny Community School District Series 2015A, GO, 5.00%, 6/1/2023	20,000	20,251
City of Bettendorf Series 2013A, GO, 4.00%, 6/1/2023	50,000	50,350
City of Cedar Rapids Series 2018D, Rev., 5.00%, 6/1/2023	30,000	30,365
City of Des Moines Series 2016B, GO, 4.00%, 6/1/2023	25,000	25,181
County of Polk Series 2017C, GO, 5.00%, 6/1/2023	45,000	45,558
County of Scott, Solid Waste Disposal Series 2015A, GO, 4.00%, 6/1/2023	25,000	25,181
GMG Community School District GO, 4.00%, 6/1/2023	40,000	40,243
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 2.43%, 12/8/2022 (d) (e)	14,990,000	14,952,051
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2017C, Rev., GNMA / FNMA / FHLMC, 1.70%, 1/1/2023	165,000	164,863
Janesville Consolidated School District GO, 3.00%, 6/1/2023	25,000	25,058
Linn-Mar Community School District GO, 5.00%, 5/1/2023	80,000	80,835
North Polk Community School District Series 2017A, GO, 3.00%, 6/1/2023	30,000	30,070
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2019SUI, Rev., 5.00%, 9/1/2025	25,000	26,466
State of Iowa, Special Obligation Rev., 5.00%, 6/15/2023	25,000	25,315
University of Iowa (The), Recreational Facilities Series 2017B, Rev., 4.00%, 7/1/2023	20,000	20,176
Total Iowa		15,587,271
Kansas — 0.1%
Blue Valley Recreation Commission Series B, COP, AGM, 5.00%, 10/1/2023	30,000	30,592
Butler County Unified School District No. 375 Circle Series 2013-1, GO, AGM, 3.38%, 9/1/2023 (b)	20,000	20,110
City of Derby
Series 2015C, GO, 3.00%, 12/1/2022	20,000	20,000
Series 2019B, GO, 4.00%, 12/1/2022	105,000	105,000
Series 2019-A, GO, 5.00%, 12/1/2022	30,000	30,000
City of Goddard Series 2019-1, GO, 3.00%, 12/1/2022	125,000	125,000
City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	185,000	179,179
City of Oswego Series 2012A, GO, 4.13%, 12/1/2022 (b)	100,000	100,000
City of Wichita
Series 823, GO, 4.00%, 12/1/2022	20,000	20,000
GO, 5.00%, 12/1/2022	115,000	115,000
County of Anderson Series 2013A, GO, AGM, 4.75%, 8/1/2023 (b)	50,000	50,713
County of Shawnee COP, 3.00%, 9/1/2024	35,000	35,097
Johnson County Unified School District No. 233 Olathe Series 2016C, GO, 5.00%, 9/1/2023	50,000	50,905
Kansas Development Finance Authority Series 2015A, Rev., 5.00%, 5/1/2023 (b)	775,000	783,088
Kansas Development Finance Authority, Kansas Department of Commerce Impact Program Series 2020T, Rev., 5.00%, 12/1/2022	410,000	410,000
Kansas Development Finance Authority, National Bio and Agro-Defense Facility Series 2015G, Rev., 5.00%, 4/1/2023 (b)	175,000	176,375
Kansas Development Finance Authority, University Project Series 2014C, Rev., 5.00%, 5/1/2023	195,000	195,254
Neosho County Unified School District No. 413 GO, AGM, 4.00%, 9/1/2023 (b)	25,000	25,260
Sedgwick County Unified School District No. 266 Maize Series 2015A, GO, 4.00%, 9/1/2023 (b)	25,000	25,269

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2023	10,000	10,174
State of Kansas Department of Transportation Series 2015A, Rev., 5.00%, 9/1/2023	45,000	45,801
Total Kansas		2,552,817
Kentucky — 0.8%
Augusta Independent School District Finance Corp. Rev., 2.00%, 2/1/2023	45,000	44,932
City of Ashland Series 2016-A, Rev., 5.00%, 2/1/2023	1,525,000	1,529,715
County of Campbell GO, 2.00%, 12/1/2022	45,000	45,000
County of Daviess Series 2012A, GO, 2.00%, 9/1/2023	50,000	49,675
Eastern Kentucky University, General Receipts Series 2012A, Rev., 5.00%, 4/1/2023	35,000	35,252
Fayette County School District Finance Corp.
Series 2020B, Rev., 4.00%, 12/1/2022	20,000	20,000
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	25,000	25,503
Glasgow Electric Plant Board, Electric System Series 2014B, Rev., 2.75%, 12/1/2022	25,000	25,000
Kenton County Public Properties Corp., Court Facilities Project Rev., 3.00%, 3/1/2024	500,000	500,732
Kentucky Asset Liability Commission, Federal Highway Trust Fund Series 2013A, Rev., 5.25%, 9/1/2025	310,000	315,394
Kentucky Economic Development Finance Authority Series 2011-B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 3.25%, 12/8/2022 (d)	12,715,000	12,738,701
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	100,000	100,221
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund
Series 2016A, Rev., 5.00%, 2/1/2023	20,000	20,084
Series 2018A, Rev., 3.00%, 2/1/2024	25,000	25,098
Kentucky Public Energy Authority, Gas Supply
Series A-1, Rev., 4.00%, 2/1/2023	955,000	956,095
Series A-1, Rev., 4.00%, 8/1/2023	1,050,000	1,054,099
Series A-1, Rev., 4.00%, 2/1/2024	2,500,000	2,513,925
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	155,000	154,882
Series 2020A, Rev., 4.00%, 6/1/2026 (c)	90,000	89,349
Kentucky State Property and Building Commission, Project No. 106 Series 2013A, Rev., 5.00%, 10/1/2023 (b)	55,000	56,135
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2023	120,000	120,939
Kentucky State Property and Building Commission, Project No. 119 Rev., 5.00%, 5/1/2023	25,000	25,244
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2023	70,000	70,963
Series 2014A, Rev., 5.00%, 7/1/2024	35,000	36,241
Series B, Rev., 5.00%, 7/1/2025	95,000	99,988
Lexington-Fayette Urban County Government, Various Purpose Series 2012B, GO, 3.00%, 7/1/2024	100,000	100,008
Louisville and Jefferson County Metropolitan Government Series 2016A, GO, 5.00%, 12/1/2022	55,000	55,000
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020B, Rev., 5.00%, 10/1/2023 (c)	420,000	424,435
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series 2013C, Rev., 3.25%, 5/15/2023 (b)	25,000	25,083
Series 2016C, Rev., 5.00%, 5/15/2023	25,000	25,300
Louisville Water Co., Metro Government Waterworks Board Rev., 5.00%, 11/15/2023	25,000	25,574
McCracken County School District Finance Corp. Rev., 3.00%, 12/1/2022	25,000	25,000
Nelson County School District Finance Corp., School Building Rev., 2.00%, 12/1/2022	60,000	60,000
Pendleton County Public Properties Corp., First Mortgage, Court Facilities Project Rev., 4.00%, 12/1/2022	25,000	25,000
Scott County School District Finance Corp.
Rev., 4.00%, 1/1/2023	25,000	25,024

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Rev., 5.00%, 6/1/2025	20,000	21,054
University of Kentucky, General Receipts
Series 2015A, Rev., 5.00%, 4/1/2023	25,000	25,206
Series 2015B, Rev., 5.00%, 10/1/2024	20,000	20,807
Versailles Public Properties, Inc., KCTCS Project Rev., 5.00%, 12/1/2022	100,000	100,000
Total Kentucky		21,610,658
Louisiana — 0.8%
City of Hammond, Sales and Use Tax Rev., 4.00%, 12/1/2022	80,000	80,000
City of New Orleans GO, 5.00%, 12/1/2022	25,000	25,000
City of New Orleans, Sewerage Service Rev., 5.00%, 6/1/2023	15,000	15,173
City of Shreveport, Water and Sewer Series 2014A, Rev., 5.00%, 12/1/2022	80,000	80,000
City of West Monroe, Sales & Use Tax Rev., 2.00%, 12/1/2022	20,000	20,000
East Baton Rouge Sewerage Commission Series 2021A, Rev., 5.00%, 2/1/2023	75,000	75,317
Jefferson Sales Tax District Series 2019A, Rev., AGM, 5.00%, 12/1/2022	325,000	325,000
Louisiana Energy & Power Authority, Power Project Series 2013A, Rev., AGM, 4.50%, 6/1/2023 (b)	40,000	40,388
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Project Rev., 5.00%, 12/1/2022	25,000	25,000
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Lake Charles Public Improvement Project Rev., 5.00%, 5/1/2023	100,000	100,994
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2023	100,000	100,796
Louisiana Public Facilities Authority
Series 2016A, Rev., 5.00%, 12/15/2022 (b)	25,000	25,022
Series 2016A, Rev., 5.00%, 12/15/2022	35,000	35,031
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2023	285,000	287,707
Louisiana Stadium and Exposition District Rev., BAN, 5.00%, 7/3/2023	5,700,000	5,709,364
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 2.00%, 4/1/2023 (c)	3,665,000	3,634,262
State of Louisiana
Series D-1, GO, 5.00%, 12/1/2022	25,000	25,000
Series 2014-C, GO, 5.00%, 8/1/2023	10,000	10,164
Rev., 5.00%, 9/1/2023	15,000	15,275
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2022A, Rev., (SOFR + 0.50%), 3.17%, 12/5/2022 (d)	7,940,000	7,705,767
Series 2017A, Rev., 0.60%, 5/1/2023 (c)	2,880,000	2,842,164
Series 2017D, Rev., 0.60%, 5/1/2023 (c)	115,000	113,489
Total Louisiana		21,290,913
Maine — 0.0% ^
City of Lewiston, Public Improvement GO, 4.00%, 4/15/2023	25,000	25,145
County of Cumberland
GO, 3.00%, 12/1/2022 (b)	25,000	25,000
GO, 2.00%, 4/1/2023	30,000	29,932
Maine Governmental Facilities Authority, Lease Rental Series 2015B, Rev., 2.00%, 10/1/2023	10,000	9,938
Maine Health and Higher Educational Facilities Authority
Series 2014A, Rev., 5.00%, 7/1/2023	85,000	86,194
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,345
Series 2019A, Rev., 5.00%, 7/1/2023	50,000	50,644
Series 2020A, Rev., 5.00%, 7/1/2023 (b)	39,310	39,855

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
Series 2020A, Rev., 5.00%, 7/1/2023	60,690	61,472
Maine Municipal Bond Bank
Series 2016C, Rev., 4.00%, 11/1/2023	25,000	25,314
Series 2018B, Rev., 5.00%, 11/1/2023	20,000	20,430
Series 2014C, Rev., 5.00%, 11/1/2024	25,000	26,120
Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	51,717
Maine Turnpike Authority Rev., 5.00%, 7/1/2023	10,000	10,141
State of Maine Series 2017B, GO, 5.00%, 6/1/2023	10,000	10,130
Town of Cumberland GO, 5.00%, 5/1/2023	35,000	35,367
University of Maine System
Rev., 5.00%, 3/1/2023	70,000	70,425
Rev., 5.00%, 3/1/2025	55,000	57,781
Total Maine		660,950
Maryland — 0.1%
City of Baltimore Series D, Rev., 5.00%, 7/1/2023	25,000	25,351
City of Baltimore, Wastewater Projects Series 2013C, Rev., 5.00%, 7/1/2023	30,000	30,422
County of Anne Arundel, Arundel Mills Project Rev., GTD, 5.00%, 7/1/2023	50,000	50,734
County of Anne Arundel, Consolidated General Improvement
GO, 5.00%, 4/1/2023	50,000	50,425
GO, 5.00%, 4/1/2023	10,000	10,085
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 3/1/2023	70,000	70,444
GO, 5.00%, 2/1/2025	25,000	26,279
County of Baltimore, Metropolitan District 76th Issue GO, 5.00%, 2/1/2023	25,000	25,106
County of Cecil GO, 4.00%, 12/1/2022	130,000	130,000
County of Charles, Consolidated Public Improvement GO, 5.00%, 7/15/2023	45,000	45,710
County of Howard, Consolidated Public Improvement GO, 5.00%, 2/15/2023 (b)	20,000	20,103
County of Howard, Metropolitan District Project Series 2015A, GO, 3.38%, 2/15/2023 (b)	20,000	20,036
County of Montgomery, Consolidated Public Improvement
Series 2015B, GO, 5.00%, 12/1/2022	40,000	40,000
Series 2016A, GO, 5.00%, 12/1/2022	25,000	25,000
Series 2015B, GO, 5.00%, 12/1/2023	115,000	117,795
County of Prince George's, Consolidated Public Improvement
Series 2013A, GO, 3.00%, 3/1/2023	25,000	25,033
Series 2013B, GO, 3.00%, 3/1/2023	45,000	45,060
Series 2013A, GO, 3.00%, 3/1/2024	30,000	30,030
County of Queen Anne's, Public Facilities GO, 5.00%, 1/15/2023	50,000	50,154
County of Washington GO, 5.00%, 1/1/2023	35,000	35,070
County of Washington, Consolidated Public Improvement GO, 4.00%, 7/1/2023	30,000	30,250
Maryland Community Development Administration, Housing and Community Development Series 2019A, Rev., 2.10%, 3/1/2024	20,000	19,786
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Rev., 5.00%, 7/1/2025	45,000	47,123
Maryland National Capital Park and Planning Commission, Park Acquisition and Development Project Series MC-2021A, GO, GTD, 5.00%, 12/1/2022 (b)	50,000	50,000
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	65,000	65,778
State of Maryland Department of Transportation, Third Issue Rev., 5.00%, 12/15/2022	150,000	150,140
State of Maryland, Department of Transportation
Rev., 5.00%, 12/1/2022	35,000	35,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Rev., 5.00%, 2/15/2023	255,000	256,335
Rev., 5.00%, 5/1/2023	20,000	20,212
Rev., 5.00%, 11/1/2023	40,000	40,897
State of Maryland, State and Local Facilities Loan of 2015 Series 2015A, GO, 4.00%, 3/1/2023 (b)	20,000	20,076
University System of Maryland, Auxiliary Facility and Tuition Series 2017B, Rev., 5.00%, 4/1/2023	25,000	25,216
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/1/2023 (b)	35,000	35,438
Total Maryland		1,669,088
Massachusetts — 2.4%
Boston Water and Sewer Commission Series B, Rev., 5.00%, 11/1/2023 (b)	25,000	25,551
Bristol-Plymouth Regional Vocational Technical School District GO, BAN, 3.25%, 2/28/2023	6,000,000	6,003,286
Brockton Area Transit Authority Rev., RAN, 3.75%, 7/28/2023	6,100,000	6,118,879
City of Boston
Series 2013A, GO, 4.00%, 3/1/2023 (b)	30,000	30,113
Series 2016A, GO, 5.00%, 3/1/2023	20,000	20,126
Series 2010B, GO, 3.00%, 4/1/2023	40,000	40,080
Series 2013B, GO, 4.00%, 1/1/2024	20,000	20,023
City of Cambridge
Series 2015A, GO, 4.00%, 2/15/2023	20,000	20,064
GO, 5.00%, 2/15/2023	25,000	25,130
City of Fall River GO, 4.00%, 12/1/2022	180,000	180,000
City of Framingham, Municipal Purpose Loan
GO, 5.00%, 12/1/2022	105,000	105,000
GO, 5.00%, 12/15/2022	45,000	45,041
City of Franklin, Otterbeit Homes GO, 5.00%, 12/15/2022	45,000	45,041
City of Malden, Municipal Purpose Loan Series 2012A, GO, 5.00%, 12/15/2022	50,000	50,047
City of Northampton, Municipal Purpose Loan GO, 4.00%, 6/1/2023	25,000	25,201
City of Waltham, Municipal Purpose Loan GO, 4.10%, 2/1/2023	35,000	35,048
City of Woburn, Municipal Purpose Loan GO, 2.63%, 11/15/2025	100,000	99,697
Commonwealth of Massachusetts
Series C, GO, AMBAC, 5.50%, 12/1/2022	390,000	390,000
Series 2016C, GO, 5.00%, 4/1/2023	20,000	20,169
Series 2019C, GO, 5.00%, 5/1/2023	30,000	30,317
Series C, GO, 5.00%, 10/1/2023	25,000	25,510
Series 2015A, GO, 5.00%, 5/1/2024	80,000	80,804
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Series 2014A, Rev., GAN, 5.00%, 6/15/2024	25,000	25,909
Series 2016A, Rev., GAN, 5.00%, 6/15/2024	25,000	25,332
Series 2017A, Rev., GAN, 5.00%, 6/15/2024	20,000	20,266
Commonwealth of Massachusetts Transportation Fund Series 2016A, Rev., 5.00%, 6/1/2023	20,000	20,243
Commonwealth of Massachusetts, Consolidated Loan of 2014 Series C, GO, 5.00%, 7/1/2023	50,000	50,101
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016H, GO, 5.00%, 12/1/2022	40,000	40,000
Commonwealth of Massachusetts, Consolidated Loan of 2017 Series 2017C, GO, 5.00%, 2/1/2023	40,000	40,169
Lynn Water and Sewer Commission Series 2013A, Rev., 5.00%, 12/1/2022	50,000	50,000
Manchester Essex Regional School District GO, 4.00%, 1/15/2023	25,000	25,046
Manchester Essex Regional School District, Unlimited Tax GO, 5.00%, 2/1/2023	35,000	35,145
Massachusetts Bay Transportation Authority, Sales Tax
Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,147

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series 2003C, Rev., 5.25%, 7/1/2023	30,000	30,484
Massachusetts Clean Water Trust (The), Revolving Fund, Abatement Trust Series 17, Subseries 17A, Rev., 5.00%, 2/1/2027	35,000	35,134
Massachusetts Department of Transportation, Capital Appreciation Series 1997C, Rev., NATL-RE, Zero Coupon, 1/1/2023	130,000	129,698
Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	5,110,000	5,206,929
Massachusetts Development Finance Agency, Caregroup Issue
Series 2015H-1, Rev., 5.00%, 7/1/2023	50,000	50,630
Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	36,767
Massachusetts Development Finance Agency, North Hill Community Issue Series 2013A, Rev., 6.50%, 11/15/2023 (b) (e)	675,000	697,591
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 2.35%, 12/8/2022 (d)	250,000	250,053
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.45%, 12/8/2022 (d) (e)	1,075,000	1,064,135
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	204,258
Series 2016S-2, Rev., 5.00%, 1/30/2025 (c)	165,000	172,228
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2023	450,000	450,032
Rev., 5.00%, 1/1/2024	345,000	344,878
Rev., 5.00%, 1/1/2025	365,000	364,272
Massachusetts Development Finance Agency, Trustees of Boston University Series DD-2, Rev., 5.00%, 4/1/2024 (c)	40,000	40,759
Massachusetts Development Finance Agency, Williams College Series 2013P, Rev., 5.00%, 7/1/2024	45,000	45,596
Massachusetts Housing Finance Agency
Series 2015D, Rev., 2.60%, 12/1/2022	50,000	50,000
Series 2020C-2, Rev., FHA, 0.50%, 6/1/2023	765,000	756,468
Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	180,000	176,742
Massachusetts Housing Finance Agency, Single Family Housing Series 220, Rev., GNMA / FNMA / FHLMC, 5.00%, 6/1/2023	295,000	298,220
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2013A, Rev., 3.00%, 5/15/2023 (b)	20,000	20,050
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	20,000	20,229
Series 2018A, Rev., 5.00%, 2/15/2024 (b)	20,000	20,551
Massachusetts State College Building Authority
Series A, Rev., 4.00%, 5/1/2023 (b)	5,000	5,030
Series A, Rev., 4.00%, 5/1/2023	15,000	15,095
Series 2011A, Rev., 5.00%, 5/1/2023	35,000	35,364
Series 2014A, Rev., 5.00%, 5/1/2023 (b)	75,000	75,783
Massachusetts Transportation Trust Fund Metropolitan Highway System, Senior Series 2019A, Rev., 5.00%, 1/1/2023	200,000	200,416
Massachusetts Water Resources Authority
Series 2014-F, Rev., 5.00%, 8/1/2024 (b)	15,000	15,576
Series 2014-F, Rev., 5.00%, 8/1/2024	5,000	5,194
Series F, Rev., 5.00%, 8/1/2024 (b)	15,000	15,588
Pentucket Regional School District, Unlimited Tax GO, 5.00%, 6/1/2023	25,000	25,313
Pioneer Valley Transit Authority Rev., RAN, 4.00%, 7/14/2023	9,500,000	9,553,522
Town of Avon, Municipal Purpose Loan GO, 4.00%, 12/1/2022	25,000	25,000
Town of Billerica, School Project Loan GO, 5.00%, 2/1/2023	35,000	35,144
Town of Bourne, Municipal Purpose Loan GO, 5.00%, 12/1/2022	155,000	155,000
Town of Brewster, Municipal Purpose Loan GO, 5.00%, 5/1/2023	20,000	20,211

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Town of Brookline, Municipal Purpose Loan
GO, 4.00%, 3/15/2023	20,000	20,090
GO, 5.00%, 3/15/2023	20,000	20,147
Town of Hamilton GO, BAN, 3.50%, 8/17/2023	2,257,767	2,254,051
Town of Hanover GO, 4.00%, 5/15/2023	45,000	45,318
Town of Marblehead GO, 4.00%, 8/15/2023	50,000	50,058
Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 11/1/2024	25,000	25,047
Town of Medfield, Municipal Purpose Loan GO, 2.13%, 9/15/2023	100,000	99,676
Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	39,848
Town of Millis GO, BAN, 3.50%, 5/24/2023	4,120,000	4,131,424
Town of Nantucket GO, 4.00%, 12/15/2022	70,000	70,040
Town of Norwood GO, 5.00%, 6/15/2023	45,000	45,611
Town of Plainville GO, BAN, 3.50%, 6/28/2023	2,500,000	2,502,466
Town of Scituate Series B, GO, BAN, 2.00%, 1/26/2023	7,490,248	7,484,967
Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	25,711
Town of Wayland, Municipal Purpose Loan GO, 5.00%, 12/15/2022	25,000	25,023
Town of Wellesley, Municipal Purpose Loan GO, 4.00%, 12/1/2022	20,000	20,000
Town of West Newbury GO, BAN, 3.50%, 7/13/2023	1,060,000	1,061,404
Town of Weston GO, 4.00%, 12/1/2022	120,000	120,000
Wachusett Regional School District, State Qualified School GO, 4.00%, 12/1/2022	20,000	20,000
Worcester Regional Transit Authority Rev., RAN, 3.25%, 6/23/2023	11,300,000	11,315,732
Total Massachusetts		63,802,038
Michigan — 1.2%
Adrian City School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	200,000	201,121
Ann Arbor School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	40,000	40,406
Bloomfield Hills School District, Unlimited Tax GO, 5.00%, 5/1/2023	20,000	20,203
Caledonia Community Schools, Unlimited Tax Series 2020I, GO, Q-SBLF, 4.00%, 5/1/2023	10,000	10,063
Charter Township of Canton, Limited Tax GO, 5.00%, 4/1/2023	20,000	20,162
Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,296
Chippewa Valley Schools
GO, Q-SBLF, 3.50%, 5/1/2023 (b)	30,000	30,122
GO, Q-SBLF, 3.63%, 5/1/2023 (b)	45,000	45,205
GO, Q-SBLF, 5.00%, 5/1/2023 (b)	20,000	20,209
GO, Q-SBLF, 5.25%, 5/1/2023 (b)	30,000	30,344
Chippewa Valley Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	45,000	45,217
Series 2016B, GO, Q-SBLF, 5.00%, 5/1/2023	20,000	20,186
City of Ann Arbor, Limited Tax GO, 3.00%, 10/1/2023	25,000	25,085
City of Auburn Hills, Limited tax GO, 3.00%, 6/1/2023	35,000	35,073
City of Battle Creek, Limited Tax GO, 5.00%, 5/1/2023	25,000	25,253
City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	51,510
City of Grand Rapids, Sanitary Sewer System Rev., 4.00%, 1/1/2023 (b)	40,000	40,048
City of Grand Rapids, Water Supply System Rev., 5.00%, 1/1/2023	30,000	30,059
City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	47,675
City of Marquette, Capital Improvement GO, 4.00%, 5/1/2023	200,000	201,030
City of Marquette, Transportation Fund, Limited Tax GO, 4.00%, 5/1/2023	170,000	170,875
City of South Haven, Limited Tax GO, 4.00%, 10/1/2023	70,000	70,653

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
City of Southfield, Water and Sewer Capital Improvement, Limited Tax GO, 3.00%, 5/1/2023	85,000	85,202
Clarkston Community Schools, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	40,404
Constantine Public Schools GO, Q-SBLF, 5.00%, 5/1/2023	35,000	35,355
County of Jackson, Transportation GO, 2.00%, 5/1/2024	250,000	246,510
County of Macomb, Limited Tax GO, 4.00%, 5/1/2023	35,000	35,226
Dansville Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,255
Dearborn School District, School Building and Site Series 2014A, GO, Q-SBLF, 4.00%, 11/1/2023 (b)	35,000	35,436
East Lansing School District, Unlimited Tax Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	181,128
Farmington Public School District, School Building Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	20,121
Forest Hills Public Schools, 2021 School Building and Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	20,127
Forest Hills Public Schools, Unlimited Tax GO, 5.00%, 5/1/2023	20,000	20,209
Fraser Public School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	35,000	35,356
Genesee Intermediate School District GO, 3.00%, 5/1/2023	30,000	30,058
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2023	20,000	20,042
Grand Valley State University
Rev., 5.00%, 12/1/2022	20,000	20,000
Series 2014B, Rev., 5.00%, 12/1/2022	160,000	160,000
Series 2015A, Rev., 5.00%, 12/1/2022	45,000	45,000
Series 2016A, Rev., 5.00%, 12/1/2022	20,000	20,000
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	316,916
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	698,325
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018A, Rev., 5.00%, 7/1/2023	85,000	86,199
Hanover Horton School District, Unlimited tax GO, AGM, 4.00%, 5/1/2023	20,000	20,106
Healthsource Saginaw, Inc., Unlimited Tax GO, 4.00%, 5/1/2023	50,000	50,059
Hudsonville Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,257
Ingham County Building Authority, Limited Tax Rev., 2.00%, 5/1/2023	35,000	34,855
Kalamazoo Hospital Finance Authority, Bronson Healthcare Group, Inc. Rev., 5.00%, 5/15/2024 (b)	5,000	5,158
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital
Series 2021A, Rev., 5.00%, 4/1/2024	540,000	551,327
Series 2021A, Rev., 5.00%, 4/1/2025	565,000	583,184
Lake Michigan College District, Building and Site, Limited Tax
GO, 4.00%, 9/1/2023 (b)	25,000	25,269
GO, 4.25%, 9/1/2023 (b)	20,000	20,252
Lake Orion Community School District GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,259
L'Anse Creuse Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	50,000	50,466
Lansing School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	65,000	65,372
Linden Community School District, School Building and Site, Unlimited Tax Series 2021-I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,857
Livonia Municipal Building Authority, Limited Tax Rev., 4.00%, 5/1/2024	40,000	40,719
Macomb Interceptor Drain Drainage District, Limited Tax Series 2017A, GTD, 5.00%, 5/1/2023	80,000	80,828
Madison District Public Schools, School Building and Site
GO, Q-SBLF, 4.00%, 5/1/2023 (b)	20,000	20,117
GO, Q-SBLF, 4.25%, 5/1/2023 (b)	30,000	30,206
Marquette Board of Light and Power Series 2016A, Rev., 5.00%, 7/1/2023	45,000	45,562
Michigan Finance Authority, Ascension Senior Credit Group Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	60,503
Michigan Finance Authority, Beaumont Health Credit Group Series 2015A, Rev., 5.00%, 8/1/2024 (b)	40,000	41,569
Michigan Finance Authority, Clean Water Revolving Fund
Series 2016B, Rev., 5.00%, 10/1/2023	25,000	25,509

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2016B, Rev., 5.00%, 10/1/2024	150,000	156,522
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2023	20,000	20,366
Michigan Finance Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2022 (b)	485,000	485,000
Rev., 5.00%, 12/1/2022	460,000	460,000
Series 2017A-MI, Rev., 5.00%, 12/1/2022	1,045,000	1,045,000
Series 2019MI-1, Rev., 5.00%, 12/1/2022	135,000	135,000
Series 2019MI-1, Rev., 5.00%, 12/1/2023	125,000	127,900
Series 2017A, Rev., 5.00%, 12/1/2024	240,000	250,384
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	5,835,000	6,067,221
Michigan State Building Authority, Multi Modal Program Rev., VRDO, 1.91%, 12/9/2022 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series F-5, Rev., 2.40%, 3/15/2023 (c)	1,230,000	1,228,891
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Series 2008C, Rev., 5.00%, 12/1/2022	155,000	155,000
Series 2008C, Rev., 5.00%, 12/1/2024	255,000	266,033
Michigan State Housing Development Authority, Single Family Mortgage Series 2020A, Rev., 0.80%, 6/1/2023	150,000	148,548
Michigan State University Series 2013A, Rev., 5.00%, 8/15/2023	10,000	10,170
Mount Clemens Community School District, Unlimited Tax Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,253
Northern Michigan University Series 2018A, Rev., 5.00%, 12/1/2022	20,000	20,000
Oakland University
Rev., 5.00%, 3/1/2023	115,000	115,658
Series 2013-A, Rev., 5.00%, 3/1/2038	2,000,000	2,009,296
Plymouth-Canton Community School District GO, Q-SBLF, 5.00%, 5/1/2023	45,000	45,473
Plymouth-Canton Community School District, School Building and Site Series 2013A, GO, 4.00%, 5/1/2023 (b)	20,000	20,125
Port Huron Area School District, School Building and Site, Unlimited Tax GO, AGM, 4.00%, 5/1/2023	25,000	25,148
Rochester Community School District, School Building and Site, Unlimited Tax Series II, GO, 3.00%, 5/1/2023	40,000	40,061
Saginaw City School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2024	35,000	36,018
Saline Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	90,000	90,891
Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	115,403
Shepherd Public Schools, Unlimited Tax Series 2017A, GO, Q-SBLF, 3.00%, 5/1/2023	45,000	45,083
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	25,422
Southfield Library Building Authority, Limited Tax Rev., 5.00%, 5/1/2023	40,000	40,404
State of Michigan, Environmental Program
Series 2015A, GO, 5.00%, 12/1/2022	110,000	110,000
Series 2016A, GO, 5.00%, 12/1/2022	300,000	300,000
Troy School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,259
Troy School District, Unlimited Tax, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	20,000	20,423
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	45,000	45,245
Vicksburg Community Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 4.50%, 5/1/2023	40,000	40,309
Walled Lake Consolidated School District, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	30,000	30,648
Warren Woods Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20,000	20,175
Waterford School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	60,000	60,559
Wayne County Airport Authority
Series C, Rev., 5.00%, 12/1/2022	10,000	10,000
Series G, Rev., 5.00%, 12/1/2022	45,000	45,000
Wayne County Airport Authority, Detroit Metropolitan Airport Series 2010-C, Rev., 5.00%, 12/1/2022	3,000,000	3,000,000
Wayne State University
Series 2013A, Rev., 5.00%, 11/15/2024	100,000	102,103

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2019A, Rev., 5.00%, 11/15/2024	210,000	218,934
West Ottawa Public Schools, School Building and Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	20,128
White Cloud Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	25,000	25,131
Ypsilanti Community Utilities Authority, Water Supply System No. 7, Charter Township Ypsilanti, Limited Tax Rev., 4.00%, 4/1/2023	175,000	175,763
Ypsilanti School District, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	40,406
Total Michigan		31,370,451
Minnesota — 1.5%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2023	25,000	25,103
Bloomington Independent School District No. 271, Enhancement Program Series 2015A, GO, 5.00%, 2/1/2023	90,000	90,374
Cass Lake-Bena Independent School District No. 115 Series 2019A, GO, 5.00%, 2/1/2023	10,000	10,039
City of Alexandria Series 2020A, GO, 4.00%, 2/1/2023	50,000	50,117
City of Burnsville GO, 4.00%, 12/20/2022	30,000	30,024
City of Chaska Series 2020C, GO, 5.00%, 2/1/2023	20,000	20,079
City of Columbia Heights Series 2017B, GO, 3.00%, 2/1/2023	35,000	35,030
City of Fife Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,000
City of Minneapolis GO, 4.00%, 12/1/2022	85,000	85,000
City of Minneapolis, Improvement and Various Purpose
GO, 4.00%, 12/1/2022	25,000	25,000
GO, 4.00%, 12/1/2023	45,000	45,666
City of Minneapolis, University Gateway Project Rev., 4.00%, 12/1/2022	75,000	75,000
City of New Hope, Hennepin County Series 2018A, GO, 4.00%, 2/1/2024	50,000	50,771
City of New ULM Series 2017B, GO, 2.00%, 12/1/2022	45,000	45,000
City of Red Wing Series 2017A, GO, 3.00%, 2/1/2023	35,000	35,026
City of Redwood Falls Series 2018A, GO, 3.00%, 2/1/2023	20,000	20,016
City of Rochester Series 2015B, GO, 5.00%, 12/1/2023	20,000	20,482
City of Rochester, Electric Utility Series 2015E, Rev., 5.00%, 12/1/2022	20,000	20,000
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	45,003
City of St. Paul, Sales Tax Series 2019C, Rev., 3.00%, 11/1/2023	25,000	25,080
City of St. Paul, Sewer Series 2020D, Rev., 4.00%, 12/1/2022	50,000	50,000
City of St. Paul, Street Improvement, Special Assessment Series 2018B, GO, 5.00%, 5/1/2023	20,000	20,211
City of Wayzata Series 2017A, GO, 3.00%, 12/1/2022	30,000	30,000
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	30,774
County of Anoka, Capital Improvement
Series 2017A, GO, 5.00%, 2/1/2023	20,000	20,081
Series 2020A, GO, 5.00%, 2/1/2024	40,000	41,081
County of Blue Earth Series 2015A, GO, 2.00%, 12/1/2022	30,000	30,000
County of Blue Earth, Capital Improvement Series 2018A, GO, 5.00%, 12/1/2022	20,000	20,000
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	52,505
County of Hennepin
Series 2014A, GO, 5.00%, 12/1/2022	85,000	85,000
Series 2014B, GO, 5.00%, 12/1/2022	125,000	125,000
Series 2016A, GO, 5.00%, 12/1/2022	30,000	30,000
Series 2017C, GO, 5.00%, 12/1/2022	140,000	140,000
County of Hennepin, Sales Tax Series 2020C, GO, 5.00%, 12/15/2022	20,000	20,020
County of Martin Series 2021A, GO, 3.00%, 12/15/2023	40,000	40,175
County of Mille Lacs, Drainage Series 2019B, GO, 3.00%, 2/1/2024	45,000	45,120
County of Scott, Capital Improvement Series 2014B, GO, 5.00%, 12/1/2022	65,000	65,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
County of Sherburne, Capital Improvement Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,018
County of St. Louis, Capital Improvement
Series 2015C, GO, 3.00%, 12/1/2022	25,000	25,000
Series 2015B, GO, 3.00%, 12/1/2023	75,000	75,325
Series 2016B, GO, 5.00%, 12/1/2023	35,000	35,837
County of Wright Series 2019A, COP, 5.00%, 12/1/2022	65,000	65,000
County of Wright, Jail Series 2017A, GO, 4.00%, 12/1/2022	240,000	240,000
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2023	205,000	203,437
Duluth Independent School District No. 709 Series 2016A, COP, 5.00%, 2/1/2023	100,000	100,381
Hutchinson Utilities Commission Series 2017B, Rev., 4.00%, 12/1/2022	25,000	25,000
Jackson County Central Independent School District No. 2895 Series 2020A, GO, 4.00%, 2/1/2023	80,000	80,195
Lakeville Independent School District No. 194 Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,100
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2017B, GO, 5.00%, 3/1/2023	35,000	35,218
Metropolitan Council, Minneapolis St. Paul Metropolitan Area, Wastewater Series 2016C, GO, 5.00%, 3/1/2023	30,000	30,187
Minneapolis Special School District No. 1
Series 2015A, GO, 4.00%, 2/1/2023	20,000	20,052
Series 2014D, COP, 5.00%, 2/1/2023	30,000	30,120
Minneapolis-St. Paul Metropolitan Airports Commission
Series B, Rev., 4.00%, 1/1/2023	40,000	40,051
Series 2014A, Rev., 5.00%, 1/1/2026	20,000	20,457
Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2023	220,000	221,314
Minnesota Higher Education Facilities Authority, St. Olaf College Series 8-G, Rev., 5.00%, 12/1/2022	15,000	15,000
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ: Royal Bank of Canada, (SOFR + 1.00%), 3.56%, 12/5/2022 (d)	35,000,000	33,231,485
Minnesota Public Facilities Authority Series 2010A, Rev., 5.00%, 3/1/2023	50,000	50,315
Minnesota State Colleges and Universities Foundation Series 2019A, Rev., 5.00%, 10/1/2023	25,000	25,495
Minnetonka Independent School District No. 276
Series 2016F, COP, 5.00%, 2/1/2023 (b)	25,000	25,104
Series E, COP, 4.00%, 10/1/2023	115,000	116,263
Monticello Independent School District No. 882, School Building Series 2016A, GO, 2.00%, 2/1/2023	25,000	24,963
Northern Municipal Power Agency Series 2013A, Rev., 5.00%, 1/1/2024	50,000	50,088
Owatonna Independent School District No. 761 Series 2020A, GO, 4.00%, 2/1/2023	80,000	80,199
Prior Lake-Savage Independent School District No. 719 Series 2013C, GO, 4.00%, 2/1/2023	200,000	200,508
Rochester Independent School District No. 535 Series 2014A, COP, 3.00%, 2/1/2024	25,000	25,018
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	36,768
South Washington County Independent School District No. 833, School Building
Series 2016B, GO, 5.00%, 2/1/2023	145,000	145,610
Series 2018B, GO, 5.00%, 2/1/2023	35,000	35,147
Southern Minnesota Municipal Power Agency Series 1994A, Rev., NATL-RE, Zero Coupon, 1/1/2024	50,000	48,489
St. Cloud Independent School District No. 742 Series 2021A, COP, 3.00%, 2/1/2025	125,000	125,312
St. Francis Independent School District No. 15 Series 2018A, GO, 5.00%, 2/1/2023	35,000	35,142
St. Paul Port Authority, State of Minnesota Freeman Office Building Series 2013-2, Rev., 5.00%, 12/1/2022	250,000	250,000
Staples United Hospital District GO, 3.00%, 12/1/2022	40,000	40,000
State of Minnesota
Series 2014A, Rev., 5.00%, 6/1/2023	45,000	45,569
Series 2012B, GO, 2.00%, 8/1/2023	25,000	24,885
State of Minnesota, Tax-Exempt Series A, Rev., 5.00%, 6/1/2026	70,000	70,785
State of Minnesota, Trunk Highway Series 2018B, GO, 5.00%, 8/1/2023	25,000	25,414

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
State of Minnesota, Various Purpose Series 2014A, GO, 5.00%, 8/1/2023	10,000	10,166
Three Rivers Park District Series 2015B, GO, 3.00%, 2/1/2023	20,000	20,016
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 Series 2021A, GO, 5.00%, 2/1/2023	55,000	55,223
White Bear Lake Independent School District No. 624 Series 2020A, GO, 4.00%, 2/1/2023	80,000	80,206
Total Minnesota		37,813,639
Mississippi — 0.2%
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	25,547
City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	55,313
County of DeSoto GO, 5.00%, 7/1/2023	40,000	40,518
County of Madison GO, 2.50%, 5/1/2023	30,000	30,000
Jackson State University Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2023	150,000	150,855
Madison County School District GO, 5.00%, 3/1/2024	25,000	25,713
Mississippi Business Finance Corp., Waste Management, Inc. Project Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,085,894
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2026	35,000	37,305
Mississippi Development Bank, Desoto Highway Construction Rev., 5.00%, 1/1/2023	30,000	30,056
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,328,808
Mississippi Development Bank, Hinds Project Rev., 5.00%, 11/1/2023	95,000	96,559
Mississippi Development Bank, Industrial Development Authority Series B, Rev., 5.00%, 1/1/2023	20,000	20,038
Mississippi Development Bank, Jackson Public School District, Limited Tax Refunding Note Project Rev., 5.00%, 4/1/2023	25,000	25,182
Mississippi Development Bank, Madison County, Mississippi Highway Refunding Project Series 2013C, Rev., 5.00%, 1/1/2024	20,000	20,471
Mississippi Development Bank, Rankin County School District Project
Rev., 5.00%, 6/1/2024	30,000	30,922
Rev., 5.00%, 6/1/2025	35,000	36,827
Mississippi Home Corp., Single Family Mortgage Series A, Rev., GNMA / FNMA / FHLMC COLL, 1.80%, 12/1/2022	30,000	30,000
Neshoba County School District COP, 3.25%, 2/1/2023 (b)	480,000	480,516
Rankin County School District, Limited Tax
GO, 3.00%, 8/1/2023	175,000	175,050
GO, 5.00%, 8/1/2025	25,000	26,484
State of Mississippi
Series 2012H, GO, 5.00%, 12/1/2022	110,000	110,000
Series 2012H, GO, 4.00%, 12/1/2023	25,000	25,029
Series 2020B, GO, 5.00%, 9/1/2024	150,000	156,240
State of Mississippi, Tax-Exempt
Series 2012H, GO, 3.00%, 12/1/2022 (b)	55,000	55,000
Series 2012H, GO, 3.13%, 12/1/2022 (b)	50,000	50,000
Series 2012H, GO, 4.00%, 12/1/2022 (b)	30,000	30,000
Series 2017A, GO, 5.00%, 10/1/2024	25,000	26,087
University of Mississippi Educational Building Corp., Campus Improvement Project Series 2015C, Rev., 5.00%, 11/1/2023	35,000	35,778
University of Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 5.00%, 10/1/2024	195,000	203,301
University of Southern Mississippi (The), Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2023	35,000	35,199
West Rankin Utility Authority Rev., AGM, 3.00%, 1/1/2023	25,000	25,006
Total Mississippi		5,503,698
Missouri — 2.7%
Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	25,723

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
City of Chesterfield COP, 5.00%, 12/1/2023	75,000	76,763
City of Clayton Rev., 5.00%, 12/1/2022	115,000	115,000
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2023	25,000	25,090
City of Kansas City
Series 2019A, Rev., 3.00%, 12/1/2022	30,000	30,000
Series 2014A, Rev., 4.00%, 12/1/2022	35,000	35,000
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	40,000
Series 2020A, Rev., 5.00%, 12/1/2022	40,000	40,000
Series 2021A, Rev., 5.00%, 12/1/2022	25,000	25,000
Series 2019A, Rev., 5.00%, 12/1/2023	35,000	35,816
City of Kansas City, Special Obligation
Series 2009E, Rev., Zero Coupon, 2/1/2023	45,000	44,768
Series E, Rev., Zero Coupon, 2/1/2024	275,000	264,436
County of Clay Series 2018A, COP, 4.00%, 5/1/2024 (b)	30,000	30,594
County of Dunklin Rev., 3.00%, 12/1/2026	400,000	398,180
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	135,000	135,000
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	35,000	35,473
County of St. Louis, Special Obligation Series 2021F, Rev., 5.00%, 12/1/2022	100,000	100,000
Hazelwood School District GO, 5.00%, 3/1/2023	20,000	20,123
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ : BJC HEALTH SYSTEM, 1.81%, 12/8/2022 (c)	13,110,000	13,110,000
Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,375,000	5,538,166
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series 2014A, Rev., 5.00%, 6/1/2024 (b)	25,000	25,813
Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare Series F, Rev., VRDO, 1.20%, 12/1/2022 (c)	40,000,000	40,000,000
Hickman Mills C-1 School District Series 2020C-1, GO, 4.00%, 3/1/2023	50,000	50,177
Jackson County Reorganized School District No. 7, Lee's Summit R-7
GO, 4.00%, 3/1/2023	20,000	20,070
GO, 5.00%, 3/1/2023	20,000	20,119
Joplin Schools, Direct Deposit Program GO, 4.00%, 3/1/2025	100,000	100,249
Ladue School District GO, 4.00%, 3/1/2023	20,000	20,077
Metropolitan St. Louis Sewer District, Wastewater System Series 2013B, Rev., 5.00%, 5/1/2023 (b)	65,000	65,678
Missouri Development Finance Board, Office Building Project Series 2013A, Rev., 3.00%, 10/1/2023	50,000	50,018
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2021C, Rev., GNMA / FNMA / FHLMC, 0.35%, 11/1/2023	480,000	469,204
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2022	105,000	105,000
Missouri State Board of Public Buildings
Series 2015B, Rev., 5.00%, 4/1/2023	25,000	25,207
Series 2014A, Rev., 4.00%, 10/1/2023	95,000	95,107
Series 2020B, Rev., 5.00%, 10/1/2023	30,000	30,599
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program Series 2015B, Rev., 5.00%, 7/1/2023	25,000	25,361
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water
Series 2020A, Rev., 5.00%, 1/1/2023	290,000	290,596
Series 2013A, Rev., 5.00%, 7/1/2024	60,000	60,969
Park Hill School District of Platte County, Missouri Direct Deposit Program GO, 5.00%, 3/1/2023	40,000	40,254
Plaza at Noah's Ark Community Improvement District Rev., 3.00%, 5/1/2023	150,000	149,048

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Springfield School District No. R-12, Missouri Direct Deposit Program Series 2014B, GO, 5.00%, 3/1/2023	20,000	20,127
St. Charles Community College GO, 4.00%, 2/15/2023	35,000	35,099
St. Charles County Public Water Supply District No. 2
COP, 5.00%, 12/1/2022	80,000	80,000
Series 2016B, COP, 5.00%, 12/1/2022	30,000	30,000
COP, 3.00%, 12/1/2023	45,000	45,124
Series 2016B, COP, 5.00%, 12/1/2023	50,000	50,090
St. Joseph Industrial Development Authority, Sewer System Improvements Project Series 2015B, Rev., 5.00%, 4/1/2023	20,000	20,160
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 1.97%, 12/8/2022 (c)	9,500,000	9,500,000
Total Missouri		71,549,278
Montana — 0.0% ^
City of Billings Series 2012A, GO, 3.00%, 7/1/2023	35,000	35,015
Montana Facility Finance Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2023	70,000	70,135
Total Montana		105,150
Nebraska — 0.8%
City of Lincoln, Electric System Rev., 2.70%, 9/1/2023	10,000	10,016
City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	40,163
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	35,000	36,009
County of Douglas, Creighton University Projects Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 2.38%, 12/8/2022 (d)	16,100,000	15,841,210
Douglas County School District No. 010, Elkhorn Public Schools Series 2019, GO, 5.00%, 12/15/2022	25,000	25,023
Loup River Public Power District Rev., 5.00%, 12/1/2022	25,000	25,000
Metropolitan Utilities District of Omaha Gas System Rev., 5.00%, 12/1/2022	800,000	800,000
Metropolitan Utilities District of Omaha Water System Rev., 5.00%, 12/1/2022	175,000	175,000
Municipal Energy Agency of Nebraska, Power Supply System
Series 2016A, Rev., 5.00%, 4/1/2023	40,000	40,330
Series 2022A, Rev., 5.00%, 4/1/2023	105,000	105,863
Nebraska Cooperative Republican Platte Enhancement Project Series 2020A, Rev., 2.00%, 12/15/2022	445,000	444,832
Nebraska Public Power District
Series A, Rev., 4.00%, 1/1/2023	10,000	10,013
Series B, Rev., 5.00%, 1/1/2023	40,000	40,084
Series 2020A, Rev., 0.60%, 7/1/2023 (c)	690,000	680,409
Series 2012B, Rev., 5.00%, 1/1/2025	165,000	165,299
Series A-1, Rev., 5.00%, 1/1/2025	35,000	36,581
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,303
Omaha Public Power District Nebraska City Station Unit 2 Series 2016A, Rev., 5.00%, 2/1/2023	20,000	20,081
Omaha Public Power District, Electric System Series 2016A, Rev., 5.00%, 2/1/2023	80,000	80,332
Papillion-La Vista School District No. 27
Series 2016A, GO, 4.00%, 12/1/2022	25,000	25,000
Series 2020B, GO, 4.00%, 12/1/2022	250,000	250,000
Series 2020B, GO, 4.00%, 12/1/2023	35,000	35,497
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2026	800,000	829,059
State of Nebraska Series 2020A, COP, 3.00%, 9/1/2023	45,000	45,120

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
University of Nebraska Facilities Corp., UNMC Cancer Center Series 2014A, Rev., 5.00%, 2/15/2023	20,000	20,101
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	60,531
Total Nebraska		19,866,856
Nevada — 0.2%
Carson City School District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2023	75,000	75,893
City of Henderson
Series 2012A, GO, 4.00%, 12/1/2022 (b)	50,000	50,000
Series 2012A, GO, 5.00%, 12/1/2022 (b)	30,000	30,000
Series 2012A, GO, 5.00%, 6/1/2023	25,000	25,050
Clark County School District, Limited Tax Series 2016D, GO, 5.00%, 6/15/2023	75,000	75,990
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,014
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien
Series 2019D, Rev., 5.00%, 7/1/2024	400,000	414,125
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	42,203
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	190,000	192,603
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax GO, 5.00%, 7/1/2023	20,000	20,291
County of Clark, Limited Tax
Series 2019A, GO, 5.00%, 12/1/2022	170,000	170,000
GO, 5.00%, 6/1/2023	35,000	35,443
Series 2016B, GO, 5.00%, 11/1/2023	25,000	25,556
Series 2016B, GO, 5.00%, 11/1/2024	45,000	47,033
County of Clark, Nevada Power Co. Rev., 1.65%, 3/31/2023 (c)	1,600,000	1,592,464
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	26,176
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2023	25,000	25,342
County of Clark, Sales and Excise Tax Rev., 5.00%, 7/1/2023	25,000	25,363
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2023	20,000	20,484
Series 2018B, GO, 5.00%, 12/1/2025	35,000	37,320
County of Washoe, Fuel Tax Rev., 5.00%, 2/1/2023	35,000	35,142
County of Washoe, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2022	140,000	140,000
Las Vegas Valley Water District, Limited Tax Series 2016B, GO, 5.00%, 6/1/2023	20,000	20,249
Las Vegas Valley Water District, Water Improvement, Limited Tax Series 2016A, GO, 5.00%, 6/1/2023	65,000	65,810
Nevada System of Higher Education Rev., 5.00%, 7/1/2023	25,000	25,332
State of Nevada Series 2012-A, GO, 4.00%, 11/1/2024	55,000	55,013
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax
Rev., 4.00%, 12/1/2022	295,000	295,000
Rev., 5.00%, 12/1/2022	110,000	110,000
Series 2020A, Rev., 5.00%, 12/1/2022	245,000	245,000
Rev., 5.00%, 12/1/2023	40,000	40,972
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015B, GO, 5.00%, 11/1/2024	25,000	26,101
Series 2015B, GO, 5.00%, 11/1/2025	20,000	21,087
State of Nevada, Limited Tax Series 2015E, GO, 5.00%, 2/1/2023	20,000	20,082
Washoe County School District, Limited Tax Series A, GO, PSF-GTD, 5.00%, 6/1/2023	25,000	25,310
Total Nevada		4,156,448

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — 0.0% ^
City of Dover
Series 2017B, GO, 5.00%, 12/15/2022	50,000	50,046
GO, 5.00%, 6/15/2023	35,000	35,475
City of Keene GO, NATL-RE, 5.00%, 3/1/2023	20,000	20,126
County of Rockingham, Municipal Purpose Loan GO, 3.00%, 5/15/2023	30,000	30,076
New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University Rev., 5.00%, 1/1/2023 (b)	40,000	40,081
State of New Hampshire Series 2020C, GO, 5.00%, 12/1/2022	35,000	35,000
State of New Hampshire, Capital Improvement Series 2018A, GO, 5.00%, 12/1/2022	145,000	145,000
Windham School District Series 2014A, GO, 5.00%, 7/15/2024	60,000	62,110
Total New Hampshire		417,914
New Jersey — 9.3%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2016A, Rev., AGM, 5.00%, 7/1/2023	30,000	30,369
Barrington Board of Education GO, 4.00%, 4/1/2023	35,000	35,159
Bergen County Improvement Authority (The), Guaranteed Fort Lee Board of Education
Rev., GTD, 4.00%, 12/1/2022 (b)	45,000	45,000
Rev., GTD, 5.00%, 12/1/2022	75,000	75,000
Borough of Bloomingdale GO, BAN, 2.00%, 2/22/2023	8,676,000	8,663,861
Borough of Englewood Cliffs GO, BAN, 2.00%, 2/17/2023	5,945,049	5,936,892
Borough of Glen Ridge GO, BAN, 4.00%, 7/13/2023	4,434,625	4,457,964
Borough of Haddonfield GO, BAN, 2.00%, 2/17/2023	11,038,750	11,024,071
Borough of High Bridge GO, BAN, 3.25%, 6/15/2023	2,408,350	2,412,098
Borough of Hopatcong GO, BAN, 3.75%, 7/21/2023	3,467,585	3,477,196
Borough of Lakehurst GO, 2.50%, 12/1/2022	40,000	40,000
Borough of Lebanon GO, BAN, 3.75%, 9/11/2023	1,063,100	1,067,363
Borough of Morris Plains
GO, BAN, 1.50%, 12/9/2022	1,415,880	1,415,570
GO, BAN, 4.50%, 8/14/2023 (f)	1,341,360	1,348,373
Borough of Oakland, General Improvement GO, 3.00%, 12/1/2022	50,000	50,000
Borough of Pitman Series A, GO, BAN, 1.50%, 12/13/2022	4,287,927	4,286,576
Borough of Ramsey GO, BAN, 3.50%, 6/2/2023	10,514,000	10,541,691
Borough of Riverdale GO, BAN, 3.75%, 9/7/2023	8,496,000	8,525,787
Borough of Seaside Heights GO, AGM, 2.75%, 12/1/2022	25,000	25,000
Borough of South River, General Improvement
GO, 3.00%, 12/1/2022	55,000	55,000
GO, 4.00%, 12/1/2022	65,000	65,000
Borough of Spotswood, Water and Sewer Utilities GO, 2.25%, 12/1/2022	25,000	25,000
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	35,871
Brick Township Municipal Utilities Authority (The) Series 2016A, Rev., GTD, 5.00%, 12/1/2022	40,000	40,000
Burlington County Bridge Commission, Governmental Leasing Program
Series 2014A, Rev., GTD, 5.00%, 12/1/2022	20,000	20,000
Rev., 4.00%, 4/1/2023	20,000	20,101
Rev., 5.00%, 4/15/2023	25,000	25,232
Burlington County Bridge Commission, Governmental Loan Program
Rev., GTD, 5.00%, 12/1/2022	240,000	240,000
Series 2013A, Rev., GTD, 5.00%, 12/1/2023	80,000	80,159

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Camden County Improvement Authority (The)
Series A, Rev., GTD, 5.00%, 1/15/2023	40,000	40,117
Series 2012A, Rev., GTD, 2.25%, 6/1/2023	75,000	74,878
Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	25,363
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	25,975
Camden County Improvement Authority (The), City Hall Project
Rev., GTD, 5.00%, 12/1/2022	75,000	75,000
Rev., GTD, 5.00%, 12/1/2025	30,000	31,917
Camden County Improvement Authority (The), Open Space Preservation Trust Fund Rev., GTD, 5.00%, 6/1/2023	50,000	50,097
City of Clifton GO, 3.00%, 10/15/2023	20,000	20,007
City of Elizabeth
GO, AGM, 2.50%, 4/1/2023	25,000	24,989
GO, 3.00%, 4/1/2023	25,000	25,033
City of Englewood GO, 3.00%, 2/1/2023	115,000	115,096
City of Hoboken, Packaging Utility GO, 5.00%, 1/1/2023	25,000	25,046
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	31,757
City of New Brunswick GO, 4.00%, 3/15/2023	40,000	40,180
City of Newark Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000,000	1,017,477
City of Ocean City, General Improvement
GO, 4.00%, 12/15/2022	50,000	50,030
GO, 4.00%, 9/15/2023	120,000	121,406
GO, 4.00%, 9/15/2025	40,000	41,370
City of Orange Township GO, 4.00%, 12/1/2022	25,000	25,000
City of Rahway
GO, 4.00%, 4/15/2023	100,000	100,564
GO, 4.00%, 8/1/2023	25,000	25,244
GO, 4.00%, 10/1/2023	25,000	25,297
City of Sea Isle City GO, 3.00%, 9/1/2023	45,000	45,130
City of Vineland GO, BAN, 5.00%, 11/8/2023	24,407,000	24,853,084
County of Atlantic GO, 0.50%, 6/1/2024	1,805,000	1,719,276
County of Essex
Series AC, GO, 5.00%, 3/1/2023	25,000	25,159
GO, 3.00%, 8/1/2023	25,000	25,087
Series A, GO, 4.00%, 9/1/2023	20,000	20,223
County of Hudson
GO, 5.00%, 12/1/2022	215,000	215,000
GO, 5.00%, 12/1/2023	25,000	25,553
Series B, GO, 4.00%, 7/1/2025	40,000	41,151
County of Mercer, County College GO, 3.00%, 6/1/2023	20,000	20,035
County of Middlesex
GO, 3.00%, 1/15/2023	15,000	15,010
GO, 4.00%, 1/15/2023	20,000	20,037
County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2023	25,000	25,185
County of Monmouth GO, 5.00%, 7/15/2023	25,000	25,404
County of Morris GO, 4.00%, 2/1/2023	25,000	25,061
County of Passaic Series 2015A, GO, 4.00%, 12/1/2022	20,000	20,000
County of Passaic, Consisting of General Improvement and College
Series 2016A, GO, 4.00%, 12/1/2022	125,000	125,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
GO, 5.00%, 4/1/2023	25,000	25,207
County of Union Series B, GO, 3.00%, 3/1/2023	40,000	40,019
County of Union, Vocational Technical School GO, 5.00%, 3/1/2023	45,000	45,280
Essex County Improvement Authority Series 2006, Rev., AMBAC, GTD, 5.25%, 12/15/2022	205,000	205,207
Franklin Township Board of Education GO, 3.00%, 2/1/2023 (b)	40,000	40,033
Freehold Township Board of Education
GO, 5.00%, 2/15/2023	85,000	85,426
GO, 5.00%, 7/15/2023	25,000	25,048
Gloucester County Improvement Authority (The)
Series 2011A, Rev., GTD, 5.00%, 7/15/2023	20,000	20,298
Series 2013A, Rev., GTD, 5.00%, 9/1/2023	40,000	40,234
Series 2013A, Rev., GTD, 5.00%, 9/1/2024	15,000	15,085
Gloucester County Improvement Authority (The), GCSSSD/GCVTSD Project Rev., 4.00%, 5/15/2023	35,000	35,241
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	35,892
Holmdel Township School District GO, 4.00%, 3/15/2023	25,000	25,102
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	25,183
Hudson County Improvement Authority, Capital Appreciation Series 2006A-1, Rev., GTD, NATL-RE, Zero Coupon, 12/15/2022	150,000	149,859
Hudson County Improvement Authority, County Secured, Vocational-Technical Schools Project Rev., 5.00%, 5/1/2023	270,000	272,818
Hudson County Improvement Authority, Courthouse Project Rev., 4.00%, 10/1/2025	40,000	41,378
Lenape Regional High School District GO, 5.00%, 3/15/2023	20,000	20,132
Middlesex County Improvement Authority, Open Space Trust Fund
Rev., GTD, 4.00%, 12/15/2022	65,000	65,037
Series 2011, Rev., GTD, 3.00%, 9/15/2023	30,000	30,012
Middletown Township Board of Education GO, 2.25%, 8/1/2024	720,000	711,704
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Rev., GTD, 5.00%, 12/1/2022	395,000	395,000
Series 2019B, Rev., GTD, 5.00%, 12/1/2022	50,000	50,000
Mount Olive Township Board of Education GO, 4.00%, 7/15/2023	20,000	20,176
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 5.00%, 7/1/2023	50,000	50,607
New Jersey Economic Development Authority, School Facilities Construction
Series 2013NN, Rev., 5.00%, 3/1/2023 (b)	30,000	30,188
Series 2013-NN, Rev., 5.00%, 3/1/2023	305,000	306,722
Series XX, Rev., 5.00%, 6/15/2023	2,710,000	2,742,728
Series 2012-II, Rev., 3.00%, 3/1/2024	350,000	350,010
Series NN, Rev., 5.00%, 3/1/2024	325,000	326,632
Series XX, Rev., 5.00%, 6/15/2024	800,000	824,693
Series 2012-II, Rev., 5.00%, 3/1/2025	220,000	220,283
Series NN, Rev., 5.00%, 3/1/2025	2,495,000	2,506,922
Series 2014PP, Rev., AGM-CR, 5.00%, 6/15/2025	3,500,000	3,607,372
Series 2005N1, Rev., AGM, 5.50%, 9/1/2025	75,000	80,013
Series NN, Rev., 5.00%, 3/1/2026	4,650,000	4,671,101
Series 2013NN, Rev., 4.00%, 3/1/2027	25,000	25,034
New Jersey Educational Facilities Authority, Princeton University
Series 2021C, Rev., 5.00%, 3/1/2023	20,000	20,132
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,379
New Jersey Educational Facilities Authority, Ramapo College Series 2015B, Rev., AGM, 4.00%, 7/1/2023 (b)	10,000	10,084

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	220,000	230,547
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Rev., 5.00%, 7/1/2023	20,000	20,254
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Rev., 5.00%, 7/1/2026	50,000	52,845
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc.
Rev., 5.00%, 1/1/2024 (b)	30,000	30,729
Rev., 5.00%, 7/1/2024	95,000	97,053
Rev., 5.00%, 7/1/2025	135,000	138,161
Rev., 5.00%, 7/1/2026	145,000	148,164
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	40,000
Series 2019A, Rev., 5.00%, 12/1/2024	40,000	41,572
New Jersey Housing and Mortgage Finance Agency, Multi-Family Series 2019B, Rev., 1.50%, 5/1/2023	90,000	89,534
New Jersey Housing and Mortgage Finance Agency, NBA-New Brunswick LLC Series C2, Rev., 3.13%, 8/1/2024 (c)	5,100,000	5,046,593
New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 2.03%, 12/1/2022	2,035,000	2,035,000
New Jersey Housing and Mortgage Finance Agency, Riverside Village Family Apartment Series 2019F, Rev., 1.35%, 12/1/2022	130,000	130,000
New Jersey Infrastructure Bank, Environmental Infrastructure
Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	40,157
Series 2007A, Rev., GTD, 5.00%, 9/1/2023	10,000	10,187
Rev., GTD, 5.00%, 9/1/2024	35,000	36,438
New Jersey Sports and Exposition Authority Series 2018A, Rev., 5.00%, 9/1/2024	190,000	196,156
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2016A-1, Rev., 5.00%, 6/15/2023	1,000,000	1,011,702
Series 2018A, Rev., 5.00%, 6/15/2023	35,000	35,410
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2027	1,500,000	1,514,473
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2006A, Rev., NATL-RE, 4.25%, 12/15/2022	50,000	50,032
Series 2006A, Rev., 5.25%, 12/15/2022	250,000	250,249
Series 2006A, Rev., AMBAC, 5.25%, 12/15/2022	190,000	190,189
Series 2006A, Rev., AGM-CR, 5.25%, 12/15/2022	75,000	75,077
Series B, Rev., AMBAC, 5.25%, 12/15/2022	155,000	155,154
Series 2006A, Rev., 5.50%, 12/15/2022	115,000	115,125
Series 2006A, Rev., AGM-CR, 5.50%, 12/15/2022	215,000	215,239
Series 2004A, Rev., NATL-RE, 5.75%, 6/15/2023	50,000	50,802
Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	135,113
Series 2010D, Rev., 5.00%, 12/15/2023	20,000	20,424
Series 2006A, Rev., 5.50%, 12/15/2023	45,000	46,181
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024	2,400,000	2,234,084
New Jersey Turnpike Authority
Series 2012B, Rev., 5.00%, 1/1/2023 (b)	125,000	125,264
Series 2013F, Rev., 5.00%, 1/1/2023 (b)	20,000	20,041
Series 2014A, Rev., 5.00%, 1/1/2027	1,050,000	1,085,537
Newark Housing Authority Scholarship Foundation A New Jersey Non (The), South Ward Police Facility Rev., AGM, GTD, 5.00%, 12/1/2022	40,000	40,000
North Bergen Township Board of Education COP, 4.00%, 12/15/2022	75,000	75,038
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2023	25,000	25,326

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Passaic County Improvement Authority (The), Preakness Healthcare Center Expansion Project Rev., GTD, 2.63%, 5/1/2023	100,000	100,002
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	76,709
Passaic Valley Sewerage Commission, Sewer System Series G, Rev., 5.75%, 12/1/2022	200,000	200,000
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	51,317
Pleasantville School District GO, AGM, 2.38%, 2/15/2023	25,000	24,989
Ramsey School District GO, 3.13%, 1/15/2023	25,000	25,021
Rancocas Valley Regional High School District GO, 5.00%, 2/1/2023	60,000	60,238
Readington Township Board of Education GO, 5.00%, 7/15/2023	25,000	25,365
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2024	25,000	25,780
South Brunswick Township Board of Education GO, 5.00%, 8/1/2024	45,000	46,184
South Harrison Township School District GO, 4.00%, 1/15/2023	25,000	25,043
South Orange and Maplewood School District
GO, 4.00%, 1/15/2023	25,000	25,046
GO, 5.00%, 1/15/2023	25,000	25,075
State of New Jersey
Series 2016T, GO, 5.00%, 6/1/2023	35,000	35,417
GO, 5.00%, 6/1/2024	20,000	20,674
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2023	115,000	116,369
GO, 4.00%, 6/1/2026	40,000	40,191
GO, 5.00%, 6/1/2026	65,000	68,508
Town of Boonton GO, BAN, 4.50%, 6/23/2023 (f)	1,500,000	1,506,039
Town of Hammonton GO, 4.00%, 3/1/2023	30,000	30,037
Town of Morristown GO, 5.00%, 3/1/2023	25,000	25,153
Township of Allamuchy, General Improvement GO, 2.50%, 12/1/2022	30,000	30,000
Township of Alloway GO, 4.00%, 12/1/2022	35,000	35,000
Township of Berlin GO, 5.00%, 1/1/2023	20,000	20,039
Township of Bloomfield Series 2022A, GO, BAN, 2.50%, 3/23/2023	8,900,000	8,902,791
Township of Bloomfield, General Improvement GO, 3.00%, 1/15/2023	40,000	40,023
Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	41,081
Township of Bloomfield, Water Improvement Utility GO, 5.00%, 2/1/2023	25,000	25,101
Township of Bridgewater GO, 4.00%, 9/1/2023	25,000	25,278
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	41,486
Township of Delran Series A, GO, BAN, 1.50%, 12/7/2022	4,102,947	4,102,273
Township of Dennis GO, BAN, 3.25%, 6/16/2023	2,578,444	2,579,979
Township of East Amwell GO, 4.00%, 2/15/2023	25,000	25,070
Township of East Brunswick GO, 3.00%, 3/15/2023	25,000	25,042
Township of Evesham, General Improvement and Golf Utility GO, 4.00%, 5/1/2023	25,000	25,151
Township of Ewing, General Improvement GO, 2.00%, 3/1/2023	100,000	99,855
Township of Hardyston GO, 4.00%, 2/1/2023	40,000	40,101
Township of Harrison GO, 4.00%, 8/1/2025	50,000	51,496
Township of Howell Series 2022A, GO, BAN, 2.50%, 3/23/2023	13,850,000	13,847,039
Township of Little Egg Harbor Series B, GO, BAN, 4.00%, 1/26/2023	9,063,000	9,074,723
Township of Little Falls, General Improvement
GO, 4.00%, 8/15/2023	25,000	25,246
GO, 4.00%, 8/15/2025	30,000	30,870
Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	30,312

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Township of Mahwah GO, 4.00%, 12/1/2022	70,000	70,000
Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2023	25,000	25,104
Township of Moorestown, Water and Sewer Utility GO, 5.00%, 2/1/2023	25,000	25,104
Township of Nutley GO, 2.25%, 4/15/2023	45,000	44,927
Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	40,000	40,080
Township of Parsippany-Troy Hills, Golf Recreation Utility GO, 3.00%, 6/1/2023	35,000	35,078
Township of Pequannock GO, BAN, 4.00%, 7/12/2023	3,752,000	3,769,685
Township of Piscataway GO, 5.00%, 12/1/2022	45,000	45,000
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	26,170
Township of River Vale
GO, 4.00%, 6/15/2023	35,000	35,271
GO, BAN, 4.00%, 7/14/2023	3,158,000	3,175,598
Township of South Hackensack GO, BAN, 2.00%, 2/16/2023	1,332,500	1,330,813
Township of South Orange Village GO, BAN, 4.00%, 7/5/2023	20,868,000	21,034,994
Township of Stafford Series 2014B, GO, 5.00%, 2/1/2023	30,000	30,126
Township of Toms River GO, 4.00%, 12/1/2022	125,000	125,000
Township of Toms River, General Improvement, Golf Utility Improvement Series 2011A, GO, 3.00%, 12/15/2023	45,000	45,146
Township of Union, General Improvement GO, 4.00%, 2/1/2023	25,000	25,062
Township of Upper Freehold GO, BAN, 2.50%, 3/23/2023	9,900,000	9,898,498
Township of Washington GO, 4.00%, 3/1/2025	30,000	30,748
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	100,358
Union County Improvement Authority, College Cranford Facility Rev., 3.00%, 12/1/2022	70,000	70,000
Village of Ridgewood GO, BAN, 1.50%, 1/25/2023	34,432,500	34,382,821
Washington Township Fire District No.1, Gloucester GO, 1.00%, 5/1/2023	250,000	247,559
Washington Township Municipal Utilities Authority Series 2021A, Rev., 4.00%, 2/1/2023	25,000	25,057
Woodland Park School District GO, 5.00%, 4/15/2023	100,000	100,888
Wyckoff Township School District GO, 3.00%, 4/1/2023 (b)	25,000	25,041
Total New Jersey		243,827,933
New Mexico — 0.0% ^
City of Albuquerque, Lodgers Tax and Improvement
Series 2014A, Rev., 3.50%, 7/1/2023 (b)	20,000	20,111
Series 2014A, Rev., 4.00%, 7/1/2023 (b)	25,000	25,215
City of Roswell, Joint Water and Sewer Improvement Series B, Rev., 5.00%, 6/1/2023	25,000	25,304
County of Los Alamos, Gross Receipts Tax Rev., 5.00%, 6/1/2023	25,000	25,297
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,315
Series 2019B, Rev., 5.00%, 6/1/2023	35,000	35,441
Series 2020B, Rev., 5.00%, 6/1/2023	25,000	25,315
Series 2016C, Rev., 5.00%, 6/1/2024	25,000	25,895
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2017D, Rev., 5.00%, 6/15/2023	120,000	121,623
Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	40,541
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	50,711
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	30,651
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2025	55,000	57,843
University of New Mexico (The), Subordinate Lien System
Series 2016A, Rev., 5.00%, 6/1/2023	40,000	40,467

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
Series 2014C, Rev., 5.00%, 6/1/2024	25,000	25,824
Village of Los Lunas Rev., 3.00%, 4/1/2023	20,000	20,015
Total New Mexico		595,568
New York — 18.9%
Albany City School District Series 2022A, GO, BAN, 2.50%, 3/24/2023	65,135,156	65,053,717
Amherst Central School District GO, 5.00%, 2/1/2023	70,000	70,294
Arlington Central School District
Series 2012B, GO, 4.00%, 12/15/2022	25,000	25,013
GO, 5.00%, 5/15/2023	10,000	10,111
Bay Shore Union Free School District GO, 5.00%, 1/15/2023	15,000	15,045
Bedford Central School District, Boces Project GO, 3.00%, 11/15/2023	25,000	25,009
Berlin Central School District GO, BAN, 4.00%, 6/28/2023	8,635,000	8,638,574
Bethlehem Central School District GO, 5.00%, 6/15/2023	20,000	20,272
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.00%, 7/1/2023	255,000	252,253
Rev., 3.00%, 7/1/2024	610,000	592,113
Rev., 3.50%, 7/1/2025	455,000	438,654
Brunswick Central School District GO, BAN, 4.00%, 6/29/2023	7,500,000	7,531,636
Buffalo Municipal Water Finance Authority Series 2021A, Rev., AGM, 4.00%, 7/1/2023	125,000	126,005
Central Square Central School District GO, 4.00%, 6/15/2023	25,000	25,203
City of Beacon, Public Improvement Series 2018A, GO, 3.00%, 5/15/2023	30,000	30,062
City of Buffalo Series 2012D, GO, AGM, 2.25%, 12/1/2022	25,000	25,000
City of Buffalo, General Improvement GO, 5.00%, 4/1/2023	50,000	50,401
City of Ithaca GO, BAN, 2.00%, 2/17/2023	7,745,493	7,740,259
City of Ithaca, Public Improvement GO, 4.00%, 1/15/2023	25,000	25,046
City of New Rochelle GO, 5.00%, 2/15/2023	35,000	35,168
City of New York
Series B, GO, 5.00%, 8/1/2023	50,000	50,100
Series C, GO, 5.00%, 8/1/2023	25,000	25,050
Series D, GO, 5.00%, 8/1/2023	435,000	436,771
Series E, GO, 5.00%, 8/1/2023	65,000	65,265
Series 2013-I, GO, 5.00%, 8/1/2024	30,000	30,481
Series 2013J, GO, 5.00%, 8/1/2024	345,000	350,529
Series B, GO, 5.00%, 8/1/2024	230,000	230,444
Series D, GO, 5.00%, 8/1/2024	30,000	30,118
Series E, GO, 5.00%, 8/1/2024	160,000	160,630
Series G, GO, 5.00%, 8/1/2024	35,000	35,978
Series I, GO, 5.00%, 8/1/2024	280,000	280,541
Subseries F-1, GO, 5.00%, 3/1/2025	110,000	110,665
Series 2004A-6, GO, 5.00%, 8/1/2025	40,000	40,160
Series 2013J, GO, 5.00%, 8/1/2025	130,000	132,092
Series B, GO, 5.00%, 8/1/2025	190,000	190,411
Series C, GO, 5.00%, 8/1/2025	105,000	105,227
Series E, GO, 5.00%, 8/1/2025	85,000	85,341
Series J, GO, 5.00%, 8/1/2025	30,000	31,082
Series F, Subseries F-1, GO, 5.00%, 3/1/2026	155,000	155,879
Series D, GO, 5.00%, 8/1/2026	40,000	40,151

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2012 Series 2012-I, GO, 5.00%, 8/1/2023	615,000	616,228
City of New York, Fiscal Year 2012, Tax-Exempt Series I, GO, 5.00%, 8/1/2025	185,000	185,400
City of New York, Fiscal Year 2013 Series 2013E, GO, 4.50%, 8/1/2023	55,000	55,179
City of New York, Fiscal Year 2013, Tax-Exempt Series F, Subseries F-1, GO, 5.00%, 3/1/2024	170,000	171,019
City of New York, Fiscal Year 2014
Series I, Subseries 2014I-1, GO, 5.00%, 3/1/2023 (b)	5,000	5,031
Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	77,232
Series 2014E, GO, 5.00%, 8/1/2024	35,000	35,561
City of New York, Fiscal Year 2015
Series 1, GO, 5.00%, 8/1/2023	240,000	243,926
Series 2015A, GO, 5.00%, 8/1/2026	30,000	31,072
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2024	90,000	93,575
City of New York, Fiscal Year 2017
Series 2017B-1, GO, 5.00%, 12/1/2022	145,000	145,000
Series C, GO, 5.00%, 8/1/2025	40,000	42,417
City of New York, Fiscal Year 2018
Series B, Subseries B-4, GO, VRDO, LIQ: Barclays Bank plc, 1.20%, 12/1/2022 (c)	25,000,000	25,000,000
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,926
City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 1.20%, 12/1/2022 (c)	5,000,000	5,000,000
City of New York, Tax-Exempt
Series A, Subseries A-1, GO, 5.00%, 8/1/2024	25,000	25,401
Subseries A-1, GO, 5.00%, 10/1/2024	70,000	70,135
Series 2015C, GO, 5.00%, 8/1/2025	30,000	31,399
Series A, Subseries A-1, GO, 5.25%, 8/1/2025	60,000	61,064
City of Rochester Series 2018-1, GO, 4.00%, 2/15/2023	215,000	215,633
City of Syracuse, Public Improvement Series 2019A, GO, 4.00%, 5/15/2023	20,000	20,136
Cooperstown Central School District GO, BAN, 4.00%, 6/28/2023	5,204,000	5,229,141
Corning City School District Series A, GO, BAN, 4.00%, 6/26/2023	5,119,500	5,155,923
County of Chemung, Public Improvement GO, 3.00%, 12/15/2022	40,000	40,006
County of Livingston, Public Improvement GO, 4.00%, 2/1/2024	35,000	35,576
County of Nassau, General Improvement Series 2016A, GO, 5.00%, 1/1/2025	50,000	52,289
County of Onondaga
GO, 5.00%, 2/1/2023	25,000	25,103
GO, 5.00%, 3/15/2023	25,000	25,179
County of Orange Series 2015A, GO, AGM, 5.00%, 3/1/2023	70,000	70,443
County of Putnam, Public Improvement GO, 4.00%, 1/15/2023	20,000	20,036
County of Rockland, Various Purpose GO, AGM, 2.75%, 12/1/2022	25,000	25,000
County of Saratoga GO, BAN, 4.00%, 9/22/2023	10,000,000	10,071,626
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2022	90,000	90,000
Series 2012B, GO, 2.00%, 7/1/2023	35,000	34,927
Dunkirk City School District GO, BAN, 4.00%, 6/28/2023	7,200,000	7,234,784
East Aurora Union Free School District GO, AGM, 5.00%, 6/15/2023	45,000	45,589
East Greenbush Central School District Series 2019A, GO, 5.00%, 12/15/2022	30,000	30,028
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Rev., 5.00%, 5/1/2023	25,000	25,257
Series 2013A, Rev., 5.00%, 5/1/2026	195,000	196,857
Series 2013A, Rev., 5.00%, 5/1/2027	75,000	75,714

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Erie County Water Authority Rev., 5.00%, 12/1/2022	245,000	245,000
Fairport Central School District GO, 4.00%, 6/15/2023	20,000	20,164
Freeport Union Free School District GO, 5.00%, 12/1/2022	50,000	50,000
Goshen Central School District GO, 2.00%, 12/1/2022	35,000	35,000
Grand Island Central School District GO, 5.00%, 12/1/2022	135,000	135,000
Greece Central School District Series B, GO, 5.00%, 12/15/2022	25,000	25,023
Greene Central School District Series B, GO, BAN, 4.00%, 6/29/2023	11,678,000	11,760,002
Greenport Union Free School District GO, BAN, 3.50%, 6/23/2023	2,880,000	2,885,113
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 4.00%, 2/15/2023	45,000	45,135
Series 2017A, Rev., 5.00%, 2/15/2023	565,000	567,830
Series 2017A, Rev., 5.00%, 2/15/2025	20,000	20,971
Iroquois Central School District GO, 5.00%, 6/15/2025	25,000	26,286
Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	25,031
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	113,853
Rev., 1.00%, 9/1/2025	315,000	288,009
Longwood Central School District Suffolk County GO, 5.00%, 6/1/2023	20,000	20,253
Metropolitan Transportation Authority
Series 2002D-1, Rev., 5.00%, 12/1/2022	125,000	125,000
Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	6,960,000	6,979,578
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	60,000	60,657
Series 2013A, Rev., AGM-CR, 5.00%, 5/15/2023 (b)	30,000	30,329
Series 2014C, Rev., 5.00%, 11/15/2023	240,000	243,608
Series 2017B, Rev., 5.00%, 11/15/2023	175,000	177,631
Series A-1, Rev., 5.00%, 11/15/2023	35,000	35,526
Series 2012F, Rev., 5.00%, 11/15/2024	295,000	295,311
Series 2017B, Rev., 5.00%, 11/15/2024	250,000	257,164
Series 2012D, Rev., 5.00%, 11/15/2025	1,465,000	1,466,508
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., 5.00%, 12/1/2022	1,065,000	1,065,000
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	102,002
Series 2017A, Rev., 5.00%, 11/15/2023	10,000	10,200
Series 2012A, Rev., 5.00%, 11/15/2024	675,000	675,823
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	127,391
Series 2012A, Rev., 5.00%, 11/15/2025	1,640,000	1,641,999
Series 2012A, Rev., 5.00%, 11/15/2026	380,000	380,463
Series 2012A, Rev., 5.00%, 11/15/2027	25,000	25,030
Monroe County Industrial Development Corp., The Rochester General Hospital Project
Series 2013B, Rev., 4.00%, 12/1/2022	30,000	30,000
Series 2013-B, Rev., 4.00%, 12/1/2023	500,000	500,305
Monroe County Industrial Development Corp., University of Rochester Project Series 2013A, Rev., 5.00%, 7/1/2023 (b)	20,000	20,289
Moravia Central School District GO, AGM, 2.50%, 6/15/2023	200,000	199,982
Moriah Central School District GO, BAN, 3.75%, 7/13/2023	14,750,000	14,818,791
Mount Vernon City School District
GO, 5.00%, 12/1/2022	55,000	55,000
GO, 5.00%, 9/15/2023	25,000	25,464

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Health and Hospitals Corp., Health System
Series 2008C, Rev., VRDO, LOC : TD Bank NA, 1.91%, 12/9/2022 (c)	25,000,000	25,000,000
Series 2013A, Rev., 5.00%, 2/15/2023	465,000	467,148
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,359,393
New York City Municipal Water Finance Authority, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 1.18%, 12/1/2022 (c)	4,485,000	4,485,000
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal year 2012 Subseries 2012A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.20%, 12/1/2022 (c)	5,200,000	5,200,000
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016 Series 2016S-1, Rev., 5.00%, 7/15/2023 (b)	45,000	45,693
New York City Transitional Finance Authority, Future Tax Secured
Series 2013 I, Rev., 5.00%, 5/1/2023	45,000	45,477
Subseries F-1, Rev., 5.00%, 2/1/2024	20,000	20,079
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	25,000	25,993
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries A-4, Rev., VRDO, LIQ: Barclays Bank plc, 1.20%, 12/1/2022 (c)	50,000,000	50,000,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Series D, Rev., 2.00%, 11/1/2024	35,000	34,475
Series H, Rev., 5.00%, 11/1/2024	185,000	186,844
Series I, Rev., 3.00%, 5/1/2025	50,000	50,083
Series I, Rev., 5.00%, 5/1/2027	55,000	55,526
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014B-1, Rev., 5.00%, 11/1/2024	25,000	25,843
Subseries C, Rev., 5.00%, 11/1/2026	20,000	20,627
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series B, Subseries B-1, Rev., 3.00%, 8/1/2023	15,000	15,053
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	25,252
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 5.00%, 5/1/2024	25,000	25,850
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018
Series 2018-A-1, Rev., 5.00%, 8/1/2023	10,000	10,166
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024 (b)	30,000	31,127
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	10,000	10,397
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020A, Rev., 5.00%, 5/1/2023	20,000	20,212
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series E, Subseries E-1, Rev., 5.00%, 2/1/2023	20,000	20,085
Series 2021C, Subseries C-1, Rev., 5.00%, 5/1/2024	25,000	25,850
Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	42,686
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Rev., 5.00%, 8/1/2024	530,000	551,051
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt
Series F-1, Rev., 5.00%, 2/1/2023	390,000	391,654
Subseries F-1, Rev., 5.00%, 2/1/2025	520,000	521,988
Subseries F-1, Rev., 5.00%, 2/1/2026	100,000	100,382
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013 Series 2013H, Rev., 5.00%, 11/1/2023	70,000	70,714

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Subseries E-1, Rev., 5.00%, 2/1/2025	125,000	131,342
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 12/15/2022	310,000	310,275
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019
Series 2019DD-2, Rev., 5.00%, 12/15/2022	90,000	90,080
Series 2019DD-2, Rev., 5.00%, 6/15/2025	25,000	25,602
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series CC, Rev., 4.00%, 6/15/2023 (b)	35,000	35,286
New York Municipal Bond Bank Agency, Prior Year Claims
Series 2012A, Rev., 4.00%, 12/1/2022	175,000	175,000
Series 2012A, Rev., 5.00%, 12/1/2022	85,000	85,000
New York State Dormitory Authority
Series 2018-A, Rev., 5.00%, 3/15/2023 (b)	25,000	25,178
Series 2018-A, Rev., 5.00%, 3/15/2023	5,000	5,037
Series H, Rev., 5.00%, 10/1/2023	10,000	10,020
Series C, Rev., 5.00%, 10/1/2024	15,000	15,028
Series H, Rev., 5.00%, 10/1/2025	10,000	10,017
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2023	30,000	30,224
New York State Dormitory Authority, Great Neck Library Series 2014, Rev., 3.00%, 5/1/2023	50,000	50,119
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025	35,000	36,847
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	240,000	244,309
New York State Dormitory Authority, Onondaga-Cortland-Madison Board of Cooperative Educational Services Rev., 5.00%, 8/15/2023	25,000	25,410
New York State Dormitory Authority, School Districts Financing Program
Series A, Rev., AGM, 5.00%, 4/1/2023	105,000	105,216
Series 2017G, Rev., 4.00%, 10/1/2023	20,000	20,246
Series 2012D, Rev., AGM, 5.00%, 10/1/2023	300,000	300,593
Series 2015D, Rev., 5.00%, 10/1/2023	20,000	20,409
Series 2016G, Rev., 5.00%, 10/1/2023	40,000	40,812
New York State Dormitory Authority, State Personal Income Tax
Series 2021E, Rev., 5.00%, 3/15/2023	20,000	20,148
Series 2015B, Rev., 5.00%, 2/15/2024 (b)	20,000	20,594
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012A, Rev., 4.00%, 12/15/2022 (b)	345,000	345,206
Series 2012A, Rev., 5.00%, 12/15/2022 (b)	1,435,000	1,436,350
Series 2012A, Rev., 5.00%, 12/15/2022	725,000	725,682
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	95,000	95,507
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	45,000	45,233
Series 2014A, Rev., 5.00%, 2/15/2023	350,000	351,840
Series 2016A, Rev., 5.00%, 2/15/2023	60,000	60,315
Series 2017A, Rev., 5.00%, 2/15/2023	15,000	15,079
Series A, Rev., 5.00%, 3/15/2023 (b)	205,000	206,537
Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	35,595
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	40,000	41,150
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	20,000	20,575
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	41,164
New York State Dormitory Authority, State Sales Tax

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2013A, Rev., 5.00%, 3/15/2023 (b)	1,190,000	1,198,646
Series 2015A, Rev., 5.00%, 3/15/2023	215,000	216,589
Series 2015B, Rev., 5.00%, 3/15/2023	270,000	271,996
Series 2017A, Rev., 5.00%, 3/15/2023	95,000	95,702
Series 2018C, Rev., 5.00%, 3/15/2023	20,000	20,148
Series 2016A, Rev., 5.00%, 3/15/2024 (b)	50,000	51,534
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	25,000	26,320
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities Series 2005A, Rev., NATL-RE, 5.50%, 5/15/2023	30,000	30,405
New York State Energy Research and Development Authority, Electric and Gas Corp. Project Series 2004C, Rev., 2.63%, 7/3/2023 (c)	425,000	423,280
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	20,275
Series 2013A, Rev., 5.00%, 6/15/2025	40,000	40,535
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2019A, Rev., 4.00%, 2/15/2023	65,000	65,213
Series 2012E, Rev., 5.00%, 5/15/2024	40,000	40,121
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.95%, 12/9/2022 (c)	22,000,000	22,000,000
New York State Thruway Authority
Series J, Rev., 3.00%, 1/1/2023	20,000	20,007
Series K, Rev., 5.00%, 1/1/2023	545,000	546,067
Series K, Rev., 5.00%, 1/1/2024	50,000	51,231
Series L, Rev., 5.00%, 1/1/2024	40,000	40,985
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2013A, Rev., 5.00%, 3/15/2024	25,000	25,174
Series 2013A, Rev., 5.00%, 3/15/2025	60,000	60,402
New York State Urban Development Corp., Income Tax
Series 2013D, Rev., 5.00%, 3/15/2023 (b)	265,000	266,772
Series 2016-A, Rev., 5.00%, 3/15/2025	30,000	31,542
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013C, Rev., 5.00%, 3/15/2023	35,000	35,259
Series 2013C, Rev., 5.00%, 3/15/2023 (b)	480,000	483,488
Series 2013D, Rev., 5.00%, 3/15/2023	45,000	45,333
Series 2013E-A, Rev., 5.00%, 3/15/2023	60,000	60,443
Series 2013E-B, Rev., 5.00%, 3/15/2023 (b)	195,000	196,417
Series 2015A, Rev., 5.00%, 3/15/2023	150,000	151,109
Series 2020C, Rev., 5.00%, 3/15/2023	75,000	75,554
Series A-1, Rev., 5.00%, 3/15/2023 (b)	120,000	120,855
Series 2014A, Rev., 5.00%, 3/15/2024 (b)	50,000	51,534
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment Series A-2, Rev., NATL - RE, 5.50%, 3/15/2023	30,000	30,264
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 5.00%, 3/15/2023	50,000	50,370
Niskayuna Central School District GO, 4.00%, 4/15/2023	70,000	70,379
Norwood-Norfolk Central School District GO, BAN, 3.75%, 6/29/2023	8,055,000	8,082,606
Odessa-Montour Central School District GO, BAN, 4.00%, 6/30/2023	14,071,000	14,144,252
Onondaga County Water Authority Series 2015A, Rev., 2.25%, 9/15/2023	40,000	39,887
Otselic Valley Central School District GO, BAN, 4.00%, 6/29/2023	4,320,000	4,343,652

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Pearl River Union Free School District GO, 2.00%, 6/1/2023	20,000	19,922
Pembroke Central School District GO, BAN, 4.00%, 6/30/2023	3,790,536	3,810,923
Pittsford Central School District Series 2012B, GO, 4.00%, 12/15/2022	20,000	20,011
Pleasantville Union Free School District GO, 5.00%, 5/1/2023	20,000	20,204
Port Authority of New York and New Jersey Series 175, Rev., 4.00%, 12/1/2026	25,000	25,022
Port Authority of New York and New Jersey, Consolidated
Series 209, Rev., 5.00%, 7/15/2023	20,000	20,303
Series 189, Rev., 5.00%, 5/1/2025	45,000	47,382
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,204
Series 179, Rev., 5.00%, 12/1/2025	175,000	179,165
Port Washington Union Free School District GO, 5.00%, 12/1/2022	60,000	60,000
Putnam Valley Central School District GO, BAN, 3.75%, 7/14/2023	11,130,000	11,198,986
Queensbury Union Free School District Series A, GO, BAN, 3.50%, 6/28/2023	8,370,000	8,388,692
Rockland County Solid Waste Management Authority Series 2018A, Rev., 5.00%, 12/15/2022	60,000	60,050
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2023 (b)	40,000	40,871
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	20,000	20,906
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	25,000	26,133
Sandy Creek Central School District GO, BAN, 3.25%, 6/23/2023	4,757,648	4,761,640
Saratoga Springs City School District GO, BAN, 3.50%, 6/29/2023	12,012,000	12,016,985
Sayville Union Free School District GO, 3.00%, 6/15/2023	25,000	25,075
Shenendehowa Central School District
GO, 4.00%, 12/15/2022	190,000	190,109
GO, 3.00%, 6/15/2023	65,000	65,195
South Country Central School District at Brookhaven GO, 5.00%, 10/15/2023	35,000	35,703
South Huntington Union Free School District GO, 5.00%, 12/15/2022	35,000	35,033
Southwestern Central School District GO, BAN, 3.75%, 7/19/2023	3,950,723	3,966,432
State of New York
Series 2018A, GO, 5.00%, 2/15/2023	25,000	25,130
Series 2013A, GO, 3.00%, 3/1/2023 (b)	30,000	30,037
Series 2013A, GO, 5.00%, 3/1/2023 (b)	50,000	50,314
Series 2015A, GO, 5.00%, 3/15/2023	25,000	25,183
Suffolk County Water Authority, Water System Series 2014A, Rev., 5.00%, 6/1/2023 (b)	20,000	20,250
Sweet Home Central School District GO, BAN, 3.75%, 6/28/2023	31,110,218	31,282,068
Syosset Central School District Series 2013B, GO, 5.00%, 12/15/2022	40,000	40,037
Three Village Central School District Brookhaven & Smithtown
GO, 4.00%, 12/15/2022	35,000	35,019
GO, 5.00%, 5/15/2025	30,000	31,619
Town of Colonie, Public Improvement GO, AGM, 2.00%, 3/1/2023	50,000	49,901
Town of Cornwall, Public Improvement GO, 3.50%, 3/1/2023	40,000	40,031
Town of Harrison, Public Improvement GO, 5.00%, 12/1/2022	35,000	35,000
Town of Hempstead Series 2018A, GO, 5.00%, 6/15/2023	35,000	35,490
Town of Oyster Bay GO, 3.00%, 3/9/2023	25,000	25,044
Triborough Bridge and Tunnel Authority
Series 2013C, Rev., 5.00%, 5/15/2023 (b)	40,000	40,458
Series 2008B-1, Rev., 5.00%, 11/15/2023 (b)	25,000	25,575
Series 2013A, Rev., 5.00%, 11/15/2024	370,000	373,768
Series 2012B, Rev., 5.00%, 11/15/2025	40,000	40,082

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2013A, Rev., 5.00%, 11/15/2026	85,000	85,931
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., 5.00%, 11/15/2023	1,120,000	1,122,191
Series 2016A, Rev., 5.00%, 11/15/2023	20,000	20,454
Series 2012B, Rev., 5.00%, 11/15/2024	235,000	236,307
Series 2012B, Rev., 4.00%, 11/15/2025	355,000	355,360
Series 2013A, Rev., 5.00%, 11/15/2025	390,000	394,270
Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2022	55,000	55,000
Trust for Cultural Resources of City of New York (The), The Museum of Modern Art Series 2016-1-E, Rev., 4.00%, 2/1/2023 (b)	240,000	240,613
Tully Central School District GO, BAN, 4.00%, 6/28/2023	3,400,000	3,416,426
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2022	50,000	50,044
Series 2016B, Rev., 5.00%, 12/15/2022	250,000	250,222
Series 2016A, Rev., 5.00%, 6/15/2025	185,000	187,442
Series 2016B, Rev., 5.00%, 6/15/2025	25,000	25,330
Series 2016A, Rev., 5.00%, 12/15/2025	25,000	25,612
Utility Debt Securitization Authority, Restructuring Rev., 5.00%, 6/15/2025	25,000	25,330
Valhalla Union Free School District GO, 5.00%, 2/1/2023	25,000	25,106
Van Spencer Etten Central School GO, 4.00%, 6/15/2023	25,000	25,174
Vestal Central School District GO, BAN, 4.00%, 9/29/2023	639,740	643,902
Victor Central School District Series B, GO, BAN, 3.75%, 9/15/2023	2,267,382	2,277,998
Village of Frankfort, Public Improvement GO, AGM, 3.00%, 11/15/2023	25,000	25,055
Village of Garden City GO, BAN, 2.00%, 2/17/2023	44,685,000	44,641,602
Village of Mount Kisco, Various Purpose GO, 4.00%, 12/1/2022	50,000	50,000
Washingtonville Central School District GO, 5.00%, 6/15/2023	65,000	65,848
Waverly Central School District GO, BAN, 3.75%, 7/27/2023	2,500,000	2,508,566
Wayland-Cohocton Central School District GO, BAN, 3.25%, 6/23/2023	9,000,000	9,012,530
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026	1,885,000	1,816,409
William Floyd Union Free School District of the Mastics-Moriches-Shirley GO, 5.00%, 12/15/2022	25,000	25,023
Total New York		492,177,999
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System
Series 2016A, Rev., 4.00%, 1/15/2023	25,000	25,043
Series 2013A, Rev., 5.00%, 1/15/2023	25,000	25,072
Charlotte-Mecklenburg Hospital Authority (The), Healthcare System, Atrium Health Series 2018C, Rev., 5.00%, 3/1/2023 (c)	910,000	915,139
City of Charlotte
GO, 5.00%, 12/1/2022	40,000	40,000
COP, 5.00%, 12/1/2022	270,000	270,000
Series 2013C, COP, 5.00%, 6/1/2023	25,000	25,304
Series 2013B, GO, 5.00%, 7/1/2023	25,000	25,367
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport Series 2017A, Rev., 5.00%, 7/1/2024	35,000	36,241
City of Charlotte, Convention Facility Project Series 2019A, COP, 5.00%, 6/1/2024	60,000	62,067
City of Charlotte, Equipment Acquisition and Public Facilities Series 2016A, COP, 5.00%, 12/1/2023	30,000	30,699
City of Durham GO, 5.00%, 9/1/2023	10,000	10,185

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
City of Greensboro GO, 5.00%, 2/1/2023	25,000	25,106
City of Raleigh Series 2020A, Rev., 5.00%, 6/1/2023	25,000	25,310
City of Raleigh, Combined Enterprise System
Series 2015B, Rev., 5.00%, 12/1/2022	25,000	25,000
Rev., 5.00%, 3/1/2023 (b)	20,000	20,125
Series 2013A, Rev., 5.00%, 3/1/2023 (b)	25,000	25,157
City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2024	50,000	51,380
County of Alamance GO, 5.00%, 2/1/2023	55,000	55,232
County of Brunswick, Enterprise Systems Rev., 5.00%, 4/1/2023	25,000	25,205
County of Cabarrus GO, 5.00%, 3/1/2023	20,000	20,126
County of Chatham, Limited Obligation Rev., 4.00%, 12/1/2022 (b)	20,000	20,000
County of Chatham, Public Facility Corp. Rev., GTD, 5.00%, 12/1/2022	20,000	20,000
County of Forsyth
GO, 5.00%, 12/1/2022	25,000	25,000
GO, 5.00%, 4/1/2023	30,000	30,249
GO, 5.00%, 12/1/2023	25,000	25,595
County of Forsyth, Public Improvement GO, 4.00%, 5/1/2023	125,000	125,150
County of Harnett, Limited Obligation Rev., 4.00%, 12/1/2022	25,000	25,000
County of Johnson, Limited Obligation Series 2020A, Rev., 5.00%, 4/1/2023	10,000	10,085
County of Mecklenburg Series 2011-C, GO, 5.25%, 12/1/2022	25,000	25,000
County of New Hanover, Community College Series 2013A, GO, 3.00%, 6/1/2023 (b)	20,000	20,048
County of New Hanover, Limited Obligation Rev., 4.00%, 12/1/2022	50,000	50,000
County of Onslow GO, 5.00%, 12/1/2022	100,000	100,000
County of Onslow, Limited Obligation Rev., 5.00%, 6/1/2023	20,000	20,249
County of Sampson, Limited Obligation Rev., 5.00%, 12/1/2022	85,000	85,000
County of Wake, Hospital System Rev., NATL-RE, 5.13%, 10/1/2026 (b)	100,000	105,088
County of Wake, Limited Obligation Series 2016A, Rev., 5.00%, 12/1/2022	25,000	25,000
County of Wake, Public Improvement Series 2018A, GO, 5.00%, 3/1/2023	25,000	25,159
Durham Capital Financing Corp., Limited Obligation
Rev., 4.00%, 12/1/2022	50,000	50,000
Rev., 5.00%, 6/1/2023 (b)	20,000	20,250
Durham Housing Authority, Multi-Family Housing, JFK Towers Project Series 2012A, Rev., 5.00%, 12/1/2022 (b)	405,000	405,000
Greenville Utilities Commission Rev., 5.00%, 4/1/2023	75,000	75,634
Jacksonville Public Facilities Corp. Rev., 5.00%, 4/1/2023	20,000	20,165
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	21,313
North Carolina Housing Finance Agency, Homeownership
Rev., GNMA / FNMA / FHLMC COLL, 0.15%, 1/1/2023	180,000	179,629
Series 43, Rev., GNMA / FNMA / FHLMC, 1.35%, 1/1/2023	80,000	79,911
Series 45, Rev., GNMA / FNMA / FHLMC COLL, 0.40%, 7/1/2023	110,000	108,494
Series 44, Rev., 1.50%, 7/1/2024	240,000	234,151
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	325,000	343,877
North Carolina Medical Care Commission, Moses Cone Health System Series 2004A, Rev., VRDO, 1.84%, 12/8/2022 (c)	28,900,000	28,900,000
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	160,275
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2019B, Rev., VRDO, 2.20%, 12/1/2022 (c)	6,710,000	6,710,000
Series 2019A, Rev., 5.00%, 12/1/2022	25,000	25,000
Series 2012B, Rev., 5.00%, 12/1/2023	240,000	240,433

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Municipal Power Agency No. 1, Catawba Electric
Series E, Rev., 5.00%, 1/1/2023	20,000	20,041
Series A, Rev., 5.00%, 1/1/2024	25,000	25,637
North Carolina State University at Raleigh Series 2013A, Rev., 5.00%, 10/1/2023 (b)	20,000	20,403
North Carolina Turnpike Authority, Senior Lien Rev., 5.00%, 1/1/2023	600,000	601,051
Onslow Water & Sewer Authority, Combined Enterprise System Rev., 5.00%, 12/1/2022	65,000	65,000
Orange County Public Facilities Co., Limited Obligation Rev., 5.00%, 10/1/2023	40,000	40,805
State of North Carolina
Rev., 5.00%, 3/1/2023	265,000	266,629
Series 2013A, Rev., 5.00%, 5/1/2023	10,000	10,107
Series 2015A, GO, 5.00%, 6/1/2023	25,000	25,321
Rev., 5.00%, 3/1/2024	40,000	41,165
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,742
Town of Cary, Combined Utility Enterprise System
Rev., 4.00%, 12/1/2022 (b)	275,000	275,000
Rev., 5.00%, 12/1/2022 (b)	215,000	215,000
Town of Oak Island, Enterprise System Rev., AGM, 5.00%, 6/1/2023	10,000	10,120
University of North Carolina, School of the Arts Rev., 5.00%, 2/1/2023	185,000	185,683
Total North Carolina		41,860,217
North Dakota — 0.1%
City of Fargo Series 2019A, GO, 5.00%, 5/1/2023	20,000	20,203
City of Grand Forks Series 2017B, GO, 5.00%, 12/1/2022	40,000	40,000
City of Grand Forks, Altru Health System Rev., 5.00%, 12/1/2024	120,000	123,587
City of Watford City Rev., AGM, 3.00%, 12/1/2022	25,000	25,000
City of West Fargo Series 2017A, GO, 5.00%, 5/1/2023	25,000	25,248
County of Stutsman Series 2014A, GO, 4.00%, 10/1/2023	25,000	25,266
Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	25,878
North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2022	290,000	290,000
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	115,770
North Dakota Public Finance Authority, Capital Financing Program Series 2019A, Rev., 1.75%, 11/1/2023	430,000	425,148
North Dakota Public Finance Authority, State Revolving Fund Program Series 2012A, Rev., 5.00%, 10/1/2023	35,000	35,069
North Dakota State University of Housing and Auxiliary Facilities Series 2015A, Rev., 5.00%, 4/1/2023	20,000	20,157
West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	40,876
Total North Dakota		1,212,202
Ohio — 5.4%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	355,000	380,826
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	511,343
American Municipal Power, Inc. Series 2019-B, Rev., 5.00%, 2/15/2023	835,000	838,925
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2016A, Rev., 5.00%, 2/15/2023	660,000	663,103
Series 2020A, Rev., 5.00%, 2/15/2023	345,000	346,622
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2015A, Rev., 5.00%, 2/15/2026	75,000	76,912
Bellbrook-Sugarcreek Local School District, School Improvement, Unlimited Tax GO, 4.00%, 12/1/2022	50,000	50,000
Big Walnut Local School District, Unlimited Tax Series 2021A, GO, 4.00%, 12/1/2022	35,000	35,000
Bowling Green State University, General Receipts Series 2020A, Rev., 5.00%, 6/1/2023	20,000	20,233
Brock Independent School District, Unlimited Tax, School Facilities Improvement GO, 5.00%, 1/15/2023	105,000	105,298

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Butler County Port Authority, Liberty Center Project Series 2014A, Rev., 5.00%, 12/1/2022 (b)	100,000	100,000
Butler County Transportation Improvement District, Highway Improvement 4.00%, 12/1/2022	30,000	30,000
Centerville City School District, School Improvement
GO, 3.00%, 12/1/2022 (b)	20,000	20,000
GO, 4.00%, 12/1/2022 (b)	60,000	60,000
Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	46,085
Champion Local School District, Classroom Facilities Series 2016-2, GO, 1.75%, 12/1/2022	35,000	35,000
City of Akron, Income Tax Rev., 5.00%, 12/1/2023	20,000	20,476
City of Akron, Income Tax, Community Learning Centers Rev., 5.00%, 12/1/2022	85,000	85,000
City of Akron, Various Purpose
Series 2015A, GO, 2.25%, 12/1/2022	75,000	75,000
Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,000
City of Athens, Swimming Pool Facilities GO, 3.00%, 12/1/2023	25,000	25,106
City of Cincinnati, Unlimited Tax, Various Purpose
Series 2016A, GO, 4.00%, 12/1/2022	40,000	40,000
Series 2015A, GO, 5.00%, 12/1/2022	150,000	150,000
Series 2021A, GO, 5.00%, 12/1/2022	85,000	85,000
Series 2015A, GO, 5.00%, 12/1/2023	35,000	35,851
City of Cleveland, Various Purpose GO, 5.00%, 12/1/2022	55,000	55,000
City of Delaware, Limited Tax Series 2019B, GO, 4.00%, 12/1/2022	35,000	35,000
City of Dublin, Various Purpose GO, 5.00%, 12/1/2022	25,000	25,000
City of Fairview Park, Limited Tax
GO, 3.00%, 12/1/2022 (b)	55,000	55,000
GO, 4.00%, 12/1/2022 (b)	165,000	165,000
City of Hilliard, Limited Tax, Various Purpose Series 2019A, GO, 5.00%, 12/1/2022	20,000	20,000
City of Kettering GO, 2.00%, 12/1/2022	25,000	25,000
City of Lima, Sanitary Sewer System
Rev., 3.00%, 12/1/2022	35,000	35,000
Rev., 4.00%, 12/1/2022 (b)	30,000	30,000
City of Marysville, Limited Tax GO, 2.25%, 12/1/2022	60,000	60,000
City of Mentor, Limited tax, Various Purpose GO, 3.00%, 12/1/2022	25,000	25,000
City of Middletown GO, 2.00%, 12/1/2022	50,000	50,000
City of New Albany, Limited Tax GO, 3.50%, 12/1/2022	30,000	30,000
City of Newark GO, 2.00%, 12/1/2022	35,000	35,000
City of North Olmsted, Capital Improvement, Limited Tax GO, 3.00%, 12/1/2022	20,000	20,000
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2022	25,000	25,000
City of Sharonville, Special Obligation Rev., 4.00%, 12/1/2022	50,000	50,000
City of Springboro, Various Purpose, Limited Tax GO, 2.25%, 12/1/2022	75,000	75,000
City of Tiffin, Limited Tax, Capital Improvement GO, 2.00%, 12/1/2022	50,000	50,000
City of Westerville, Special Obligation
Rev., 5.00%, 12/1/2022	65,000	65,000
Rev., 5.00%, 12/1/2023	25,000	25,595
Clear Fork Valley Local School District COP, 4.00%, 12/1/2022	25,000	25,000
Cleveland Municipal School District Series 2015A, GO, 5.00%, 12/1/2022	180,000	180,000
Clyde-Green Springs Exempted Village School District COP, 4.00%, 12/1/2022	180,000	180,000
Columbus City School District, Limited Tax, School Facilities Construction and Improvement GO, 4.00%, 12/1/2022	25,000	25,000
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2022	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation
Rev., 4.00%, 12/1/2022	135,000	135,000
Rev., 4.00%, 12/1/2024	20,000	20,499
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2020A, Rev., 5.00%, 12/1/2022	25,000	25,000
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	570,000	591,409
County of Butler, Sewer System Rev., 4.00%, 12/1/2022	55,000	55,000
County of Cuyahoga, Capital Improvement, Limited Tax Series 2020A, GO, 4.00%, 12/1/2022	220,000	220,000
County of Cuyahoga, Ohio Economic Development Series 2020D, Rev., 4.00%, 12/1/2022	495,000	495,000
County of Cuyahoga, Public Library Fund, Library Facilities Rev., 4.00%, 12/1/2022	70,000	70,000
County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2022 (b)	105,000	105,000
County of Delaware, Sanitary Sewer System Improvement Rev., 4.00%, 12/1/2022	25,000	25,000
County of Franklin, Hospital Facilities, OhioHealth Corp.
Series 2018D, Rev., VRDO, 1.92%, 12/9/2022 (c)	30,000,000	30,000,000
Rev., 5.00%, 5/15/2023	35,000	35,402
County of Franklin, Limited Tax GO, 5.00%, 6/1/2023	25,000	25,314
County of Franklin, Various Purpose, Limited Tax GO, 5.00%, 12/1/2022	20,000	20,000
County of Geauga, South Franklin Circle Project Rev., 8.00%, 12/31/2022 (b) (c)	4,890,000	5,008,389
County of Greene, Sewer System
GO, 5.00%, 12/1/2022	50,000	50,000
Series 2007A, Rev., AMBAC, 5.00%, 12/1/2023	50,000	51,165
County of Hamilton, Parking Facilities, Limited Tax Series 2021A, GO, 5.00%, 12/1/2023	25,000	25,585
County of Hamilton, Sales Tax
Series 2000B, Rev., AMBAC, Zero Coupon, 12/1/2022	100,000	100,000
Series 2016A, Rev., 5.00%, 12/1/2022	445,000	445,000
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati
Series 2013A, Rev., 5.00%, 12/1/2022	295,000	295,000
Series 2014A, Rev., 5.00%, 12/1/2022	165,000	165,000
Series 2019A, Rev., 5.00%, 12/1/2022	140,000	140,000
County of Lake, Various Purpose GO, 3.50%, 12/1/2022	50,000	50,000
County of Lorain, Various Purpose, Limited Tax
GO, 3.00%, 12/1/2022	55,000	55,000
Series 2020B, GO, 3.00%, 12/1/2022	65,000	65,000
County of Mahoning, Various Purpose, Limited Tax GO, AGM, 2.00%, 12/1/2022	25,000	25,000
County of Medina, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,000
County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	143,653
County of Portage, Limited Tax GO, 5.00%, 12/1/2022	65,000	65,000
County of Stark, Communication System, Limited Tax GO, 2.50%, 12/1/2022	50,000	50,000
County of Summit, Various Purpose GO, 4.50%, 12/1/2022	60,000	60,000
County of Union, Memorial Hospital, Various Purpose GO, 4.00%, 12/1/2022	80,000	80,000
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 3.00%, 12/1/2023	20,000	20,087
Cuyahoga Metropolitan Housing Authority Rev., 4.75%, 12/1/2025 (c)	4,350,000	4,474,298
Dayton Metro Library, Unlimited Tax GO, 4.00%, 12/1/2024	40,000	41,045
Defiance City School District, Various Purpose GO, 5.00%, 12/1/2022 (b)	45,000	45,000
Dublin City School District, School Facilities Construction and Improvement
GO, 4.00%, 12/1/2022	35,000	35,000
Series 2019A, GO, 4.00%, 12/1/2022	20,000	20,000
GO, 4.00%, 12/1/2024	20,000	20,538
Dublin City School District, Various Purpose Series 2013A, GO, 5.00%, 12/1/2022	80,000	80,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Eastwood Local School District COP, 3.00%, 6/1/2023	30,000	30,033
Eaton Community City School District, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,000
Edgewood City School District GO, 5.00%, 12/1/2022	45,000	45,000
Forest Hills Local School District, School Improvement GO, 4.00%, 12/1/2022	40,000	40,000
Franklin City School District GO, AMBAC, Zero Coupon, 12/1/2022	30,000	30,000
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2023 (b)	50,000	51,200
Rev., 5.00%, 12/1/2024 (b)	75,000	78,498
Gahanna-Jefferson City School District GO, 3.00%, 12/1/2022	75,000	75,000
Galion City School District GO, Zero Coupon, 12/1/2022	50,000	50,000
Greater Cleveland Regional Transit Authority, Sales Tax Supported Capital Improvement
Rev., 5.00%, 12/1/2022	55,000	55,000
Series 2014A, Rev., 5.00%, 12/1/2022	320,000	320,000
Greene County Vocational School District, School Facilities Construction and Improvement GO, 5.00%, 12/1/2022	20,000	20,000
Hamilton City School District, Various Purpose, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	45,000
Highland Local School District, Medina County GO, 5.00%, 12/1/2022	215,000	215,000
Hilliard School District Series 2013A, GO, 5.00%, 12/1/2022	55,000	55,000
Hocking Technical College District Rev., 5.00%, 7/1/2023 (b)	40,000	40,543
Kettering City School District COP, 4.00%, 12/1/2022	25,000	25,000
Lake Local School District, School Improvement, Unlimited Tax GO, 3.00%, 12/1/2022	50,000	50,000
Lakewood City School District, School Facilities Improvement, Unlimited Tax GO, 4.00%, 12/1/2022	20,000	20,000
Lakota Local School District
GO, 3.00%, 12/1/2022	30,000	30,000
GO, 5.00%, 12/1/2022	45,000	45,000
Licking County Career and Technology Education Centers GO, 3.13%, 12/1/2023	50,000	50,019
Lorain County Community College District Rev., 4.00%, 12/1/2022	25,000	25,000
Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	810,000	777,110
Marysville Exempted Village School District, School Improvement GO, 5.00%, 12/1/2022	30,000	30,000
Miami East Local School District, School Improvement GO, 4.00%, 12/1/2022	65,000	65,000
Miamisburg City School District GO, 2.00%, 12/1/2022	25,000	25,000
Middletown City School District GO, 5.25%, 12/1/2022 (b)	120,000	120,000
New Albany Plain Local School District, School Improvement
GO, 3.75%, 12/1/2022 (b)	50,000	50,000
GO, 4.00%, 12/1/2022 (b)	45,000	45,000
New Albany Plain Local School District, Various Purpose GO, 4.00%, 12/1/2022	25,000	25,000
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 5.00%, 5/15/2023 (b)	40,000	40,457
Northwest Local School District, School Improvement, Unlimited Tax
GO, 5.00%, 12/1/2022	30,000	30,000
GO, 5.00%, 12/1/2023 (b)	45,000	46,058
Oak Hills Local School District, School Improvement
GO, 5.00%, 12/1/2022	65,000	65,000
GO, 5.00%, 12/1/2023	20,000	20,446
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Rev., 4.00%, 12/1/2022	20,000	20,000
Rev., 5.00%, 12/1/2022 (b)	160,000	160,000
Series 2015A, Rev., 5.00%, 12/1/2022	40,000	40,000
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 2.08%, 12/8/2022 (d)	5,500,000	5,315,983

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Case Western Reserve, Inc.
Rev., 5.00%, 12/1/2023 (b)	45,000	45,991
Rev., 5.00%, 12/1/2023	100,000	102,330
Ohio Higher Educational Facility Commission, University of Dayton 2013 Project Rev., 5.00%, 12/1/2022	20,000	20,000
Ohio Housing Finance Agency, Marianna Terrace Apartments Series 2022A, Rev., 1.30%, 3/1/2024 (c)	1,000,000	974,821
Ohio Housing Finance Agency, RAD Post Oak LLC Series 2022, Rev., 3.35%, 7/1/2024 (c)	4,740,000	4,710,984
Ohio State University (The), General Receipts
Series 2010D, Rev., 5.00%, 12/1/2022	45,000	45,000
Series 2014A, Rev., 5.00%, 12/1/2022	50,000	50,000
Series 2020A, Rev., 5.00%, 12/1/2022	160,000	160,000
Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,256
Series 2010D, Rev., 5.00%, 12/1/2023	40,000	40,984
Ohio State University (The), General Receipts, Multiyear Debt Issuance Program II Rev., 5.00%, 12/1/2022	155,000	155,000
Ohio State University (The), General Receipts, Special Purpose
Series 2013A, Rev., 5.00%, 6/1/2024	170,000	172,055
Series 2013A, Rev., 5.00%, 6/1/2025	20,000	20,204
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Project
Series 2013A-1, Rev., 5.00%, 2/15/2023	1,245,000	1,251,436
Series 2013A-1, Rev., 5.25%, 2/15/2023	8,000,000	8,045,358
Ohio University, General Receipts
Rev., 4.00%, 12/1/2022 (b)	40,000	40,000
Rev., 5.00%, 12/1/2022 (b)	155,000	155,000
Rev., 5.00%, 12/1/2022	130,000	130,000
Ohio Water Development Authority, Drinking Water Assistance
Rev., 5.00%, 12/1/2022	145,000	145,000
Series 2019B, Rev., 5.00%, 12/1/2022	25,000	25,000
Ohio Water Development Authority, Fresh Water
Series 2013A, Rev., 5.00%, 12/1/2022	35,000	35,000
Rev., 5.50%, 12/1/2022	170,000	170,000
Ohio Water Development Authority, Water Pollution Control Loan Fund
Rev., 5.00%, 12/1/2022	185,000	185,000
Series 2015A, Rev., 5.00%, 12/1/2022	20,000	20,000
Rev., 5.50%, 12/1/2022	105,000	105,000
Olentangy Local School District Series B, GO, 4.00%, 12/1/2022 (b)	35,000	35,000
Olentangy Local School District, Unlimited Tax
Series 2020A, GO, 4.00%, 12/1/2022	55,000	55,000
Series B, GO, 4.00%, 12/1/2022 (b)	75,000	75,000
Orange City School District, Unlimited Tax GO, 5.00%, 12/1/2023	40,000	40,940
Ottawa and Glandorf Local School District, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,000
Patrick Henry Local School District, Ohio School Facilities Project
Series A, COP, 4.00%, 12/1/2022	25,000	25,000
COP, 5.00%, 12/1/2022 (b)	45,000	45,000
Perry Local School District COP, 4.00%, 12/1/2022	20,000	20,000
Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,654
Port of Greater Cincinnati Development Authority, Mariemont City School District Project, Tax-Exempt Rev., 5.00%, 12/1/2022	100,000	100,000
Princeton City School District GO, 5.00%, 12/1/2022	20,000	20,000
Revere Local School District, School Facilities Improvement, Unlimited Tax Series 2017C, GO, Zero Coupon, 12/1/2022	135,000	135,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Reynoldsburg City School District, Unlimited Tax GO, 5.00%, 12/1/2022	160,000	160,000
Rossford Exempted Village School District, School Facilities Project COP, 5.00%, 12/1/2022	30,000	30,000
Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series 2018A, GO, 2.25%, 12/15/2022	50,000	49,995
Shaker Heights Public Library COP, 2.00%, 12/1/2022	85,000	85,000
Southwest Licking Local School District, School Facilities Project COP, 4.00%, 12/1/2022	245,000	245,000
Stark County Library District, Library Facilities Rev., 4.00%, 12/1/2022	50,000	50,000
State of Ohio
Series 2016A, GO, 5.00%, 12/15/2023	35,000	35,879
Series 2017A, Rev., 5.00%, 12/1/2024	25,000	26,131
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	52,440
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	35,000	36,522
State of Ohio, Capital Facilities Lease Appropriation
Series 2017A, Rev., 5.00%, 12/1/2022	30,000	30,000
Series 2017A, Rev., 5.00%, 12/1/2023	25,000	25,608
State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects Series 2016A, Rev., 5.00%, 10/1/2023	50,000	51,019
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020A, Rev., 5.00%, 12/1/2022	260,000	260,000
State of Ohio, Capital Facilities Lease Appropriation, Parks and Recreation Improvement Fund Projects Series 2016C, Rev., 5.00%, 12/1/2022	155,000	155,000
State of Ohio, Cleveland Clinic Health System
Series 2019D-2, Rev., VRDO, 1.92%, 12/9/2022 (c)	20,890,000	20,890,000
Series 2017A, Rev., 5.00%, 1/1/2023	20,000	20,038
State of Ohio, Common Schools Series 2016A, GO, 5.00%, 12/15/2022	170,000	170,158
State of Ohio, Garvee Series 2018-1, Rev., 5.00%, 12/15/2024	30,000	31,382
State of Ohio, Higher Education
Series 2018A, GO, 5.00%, 2/1/2023	20,000	20,084
Series 2014A, GO, 4.00%, 5/1/2023	25,000	25,161
Series 2011A, GO, 5.00%, 8/1/2023	10,000	10,165
Series 2014A, GO, 4.00%, 5/1/2024	80,000	81,606
State of Ohio, Highway Improvement Series T, GO, 5.00%, 11/1/2023	95,000	97,130
State of Ohio, Infrastructure Improvement
Series 2015B, GO, 5.00%, 3/1/2023 (b)	75,000	75,478
Series 2012C, GO, 5.00%, 9/1/2023	25,000	25,460
Series 2015A, GO, 5.00%, 9/1/2023	25,000	25,460
Series 2015B, GO, 5.00%, 9/1/2023	25,000	25,460
Series 2016A, GO, 5.00%, 9/1/2023	20,000	20,368
Series 2017B, GO, 5.00%, 9/1/2025	30,000	31,874
State of Ohio, Juvenile Correctional Building Fund Projects Rev., 5.00%, 10/1/2023	35,000	35,713
State of Ohio, Major New Infrastructure Project
Rev., 5.00%, 12/15/2022	255,000	255,238
Series 2016-1, Rev., 5.00%, 12/15/2022	100,000	100,093
Series 2018-1, Rev., 5.00%, 12/15/2022	200,000	200,186
Series 2019-1, Rev., 5.00%, 12/15/2022	165,000	165,154
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	25,630
Series 2018-1, Rev., 5.00%, 12/15/2023	120,000	123,025
Series 2019-1, Rev., 5.00%, 12/15/2023	25,000	25,630
State of Ohio, State Infrastructure Series 2019A, GO, 5.00%, 3/1/2023	20,000	20,127

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, University Hospitals Health System, Inc.
Series 2021B, Rev., VRDO, 2.20%, 12/1/2022 (c)	15,500,000	15,500,000
Series B, Rev., VRDO, 2.20%, 12/9/2022 (c)	14,000,000	14,000,000
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	305,348
Series 2013A, Rev., 4.13%, 1/15/2026	95,000	95,083
Series 2013A, Rev., 5.00%, 1/15/2027	4,325,000	4,332,913
Streetsboro City School District, School Improvement, Unlimited Tax GO, 2.00%, 12/1/2022	25,000	25,000
Strongsville City School District, Unlimited Tax Improvement GO, 4.00%, 12/1/2022	45,000	45,000
Sylvania City School District, School Improvement, Unlimited Tax GO, 2.25%, 12/1/2022	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series C, Rev., VRDO, LIQ: Citibank NA, 1.92%, 12/8/2022 (c)	4,000,000	4,000,000
Series 2018-XF2703, GO, VRDO, LIQ: Barclays Bank plc, 1.95%, 12/8/2022 (c)	4,000,000	4,000,000
Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	20,000	20,470
Township of West Chester, Various Purpose, Limited Tax GO, 5.00%, 12/1/2022	50,000	50,000
Trotwood-Madison City School District, Unlimited Tax, School Improvement GO, 4.00%, 12/1/2022	30,000	30,000
United Local School District, Columbiana County COP, 3.00%, 12/1/2022	20,000	20,000
University of Akron (The), General Receipts Series 2016A, Rev., 5.00%, 1/1/2023	25,000	25,049
University of Cincinnati, General Receipts Series 2012C, Rev., 5.00%, 12/1/2022 (b)	250,000	250,000
Village of Bluffton, Ohio Hospital Facilities, Blanchard Valley Health System Rev., 5.00%, 12/1/2022	160,000	160,000
Village of Evendale Ohio Public Infrastructure, Income Tax Rev., 4.00%, 12/1/2022	25,000	25,000
Village of Hebron, Water System Mortgage Rev., 5.00%, 12/1/2022	95,000	95,000
Warren City School District, Unlimited Tax GO, 2.00%, 12/1/2022	20,000	20,000
Westerville City School District, School Facilities Project COP, 5.00%, 12/1/2023	30,000	30,699
Westerville City School District, Unlimited Tax GO, 4.00%, 12/1/2022	100,000	100,000
Worthington City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2022	60,000	60,000
Total Ohio		141,462,895
Oklahoma — 1.2%
Bryan County School Finance Authority, Durant Public Schools Project Rev., 4.00%, 12/1/2022	20,000	20,000
Canadian County Independent School District No. 69 Mustang GO, 2.00%, 6/1/2023	45,000	44,808
City of Norman GO, 4.00%, 6/1/2023	60,000	60,450
City of Oklahoma City GO, 5.00%, 3/1/2023	25,000	25,155
Cleveland County Independent School District No. 2 Moore, Combined Purpose GO, 3.50%, 3/1/2023	380,000	380,689
Cleveland County Independent School District No. 29 Norman, Combined Purpose
GO, 3.00%, 3/1/2023	45,000	45,046
Series 2019B, GO, 3.00%, 5/1/2023	10,000	10,016
Clinton Public Works Authority, Sales Tax Rev., 4.00%, 12/1/2022	25,000	25,000
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 5.00%, 9/1/2023	10,000	10,167
Oklahoma Capitol Improvement Authority, Office of Juvenile Affairs Project Series 2019B, Rev., 5.00%, 7/1/2023	20,000	20,293
Oklahoma Capitol Improvement Authority, State Highway Capital Improvement, Capitol Repair Project Series 2017B, Rev., 5.00%, 1/1/2023	35,000	35,073
Oklahoma County Finance Authority, Deer Creek Public Schools Project Rev., 5.00%, 12/1/2022	130,000	130,000
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Rev., 5.00%, 10/1/2025	30,000	31,633
Oklahoma County Finance Authority, Western Heights Public Schools Project Series 2018A, Rev., 5.00%, 9/1/2023	10,000	10,163
Oklahoma County Independent School District No. 89 Oklahoma City, Combined Purpose Series 2019A, GO, 3.00%, 7/1/2023	95,000	95,247

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 2.32%, 12/9/2022 (c)	29,125,000	29,125,000
Oklahoma Development Finance Authority, Higher Education Master Real Project Series 2019A, Rev., 5.00%, 12/1/2022	50,000	50,000
Oklahoma Turnpike Authority, Second Senior Series 2017E, Rev., 4.00%, 1/1/2023	30,000	30,036
Oklahoma Water Resources Board, Master Trust Series 2013A, Rev., 5.00%, 4/1/2023 (b)	15,000	15,125
Tulsa County Independent School District No. 1, Combined Purpose Series 2018B, GO, 3.00%, 8/1/2023	35,000	35,122
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Rev., 5.00%, 9/1/2025	35,000	35,584
Tulsa Metropolitan Utility Authority Series 2019A, Rev., 5.00%, 4/1/2023	10,000	10,083
Tulsa Public Facilities Authority, Capital Improvement Rev., 3.00%, 6/1/2023	110,000	110,176
Total Oklahoma		30,354,866
Oregon — 0.2%
City of Beaverton Series 2020A, Rev., 5.00%, 6/1/2023	30,000	30,365
City of Bend, Bridge Creek Project Rev., 5.00%, 12/1/2022	65,000	65,000
City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	140,128
City of Hermiston GO, 3.00%, 3/1/2023	25,000	25,027
City of McMinnville GO, 5.00%, 2/1/2023	45,000	45,183
City of Portland, Water System, Second Lien Rev., 5.00%, 10/1/2023	20,000	20,160
City of Salem GO, 5.00%, 6/1/2023	30,000	30,380
City of Salem, Water and Sewer Rev., 5.00%, 6/1/2023	20,000	20,253
City of St. Helens GO, 3.00%, 6/1/2023	25,000	25,065
Clackamas Community College District Series B, GO, Zero Coupon, 6/15/2023	20,000	19,691
Columbia Multnomah and Washington Counties School District No. 1J GO, 5.00%, 6/15/2023	35,000	35,458
County of Clatsop GO, 4.00%, 6/15/2023	20,000	20,159
County of Yamhill, George Fox University Project Rev., 4.00%, 12/1/2022	280,000	280,000
Deschutes and Jefferson Counties School District No. 2J Redmond Series 2008B, GO, Zero Coupon, 6/15/2023	20,000	19,704
Hillsboro School District No. 1J GO, 5.00%, 6/15/2023	10,000	10,133
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	260,000	262,456
Klamath Falls City Schools Series 2015A, GO, 5.00%, 6/15/2023	30,000	30,391
Lane County School District No. 52 Bethel GO, 4.00%, 6/15/2023 (b)	25,000	25,202
Lebanon Rural Fire Protection District GO, 5.00%, 6/15/2023	25,000	25,306
Metro Series 2012A, GO, 5.00%, 6/1/2023	85,000	85,114
Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	21,109
Oregon State Lottery Series A, Rev., 4.00%, 4/1/2023	100,000	100,503
Portland Community College District
GO, 3.00%, 6/15/2023 (b)	55,000	55,141
GO, 5.00%, 6/15/2023	30,000	30,407
Salem Hospital Facility Authority, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2023	25,000	25,254
State of Oregon Series F, GO, 5.00%, 5/1/2023	45,000	45,477
State of Oregon Department of Administrative Services Series 2010-F, GO, 5.00%, 12/1/2022	2,460,000	2,460,000
State of Oregon, Article XI-F(1) University Projects Series I, GO, 5.00%, 8/1/2023	20,000	20,333
State of Oregon, Article XI-Q State Projects Series 2019A, GO, 5.00%, 5/1/2023	45,000	45,477
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2020A, Rev., 0.88%, 1/1/2024	325,000	317,808
Series 2014A, Rev., 3.00%, 1/1/2024	200,000	199,427
Series 2020A, Rev., 0.90%, 7/1/2024	435,000	421,056
State of Oregon, University System Series 2013A, GO, 3.25%, 8/1/2023 (b)	25,000	25,113

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Veterans Welfare Series 2018E-102, GO, 2.45%, 12/1/2022	25,000	25,000
Tri-County Metropolitan Transportation District of Oregon Series 2017A, Rev., 5.00%, 10/1/2023	45,000	45,854
Washington County Clean Water Services, Senior Lien Rev., 5.00%, 10/1/2023	20,000	20,406
Total Oregon		5,073,540
Pennsylvania — 3.3%
Abington School District Series 2021AA, GO, 5.00%, 3/15/2023	40,000	40,277
Allegheny County Higher Education Building Authority, Duquesne University Series 2014A, Rev., 5.00%, 3/1/2023	50,000	50,261
Allegheny County Hospital Development Authority Series 2018-A, Rev., 5.00%, 4/1/2023	350,000	352,634
Allegheny County Sanitary Authority, Sewer Rev., 5.00%, 12/1/2022	345,000	345,000
Altoona Area School District
GO, AGM, 3.00%, 12/1/2022 (b)	20,000	20,000
GO, AGM, 3.13%, 12/1/2022 (b)	40,000	40,000
Bethel Park School District GO, 5.00%, 8/1/2025	35,000	37,004
Bristol Township School District GO, 5.00%, 6/1/2023	25,000	25,290
Bucks County Water and Sewer Authority, Sewer System Rev., 4.00%, 12/1/2022	240,000	240,000
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	25,107
Centennial School District Bucks County
GO, 5.00%, 12/15/2022	150,000	150,140
Series 2017C, GO, 5.00%, 12/15/2023	55,000	56,347
Series 2017A, GO, 5.00%, 12/15/2024	25,000	26,081
Central Dauphin School District GO, 2.00%, 2/1/2023 (b)	20,000	19,981
Cheltenham Township School District
GO, 4.00%, 9/15/2023	25,000	25,289
Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,481
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 3.00%, 12/1/2022	75,000	75,000
Commonwealth Financing Authority Series B, Rev., 5.00%, 6/1/2023	10,000	10,112
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	3,465,000	3,568,915
Rev., 5.00%, 6/1/2025	40,000	41,900
Commonwealth of Pennsylvania
Series 2017-1, GO, 5.00%, 1/1/2023	4,000,000	4,008,423
Series 1, GO, 4.00%, 7/1/2023	20,000	20,182
Series 2, GO, 5.00%, 1/15/2024	25,000	25,687
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	41,492
GO, 5.00%, 7/1/2024	25,000	25,958
GO, 5.00%, 9/15/2026	20,000	21,623
Council Rock School District
GO, 4.00%, 11/15/2023	120,000	121,463
Series 2019A, GO, 4.00%, 11/15/2025	35,000	36,150
County of Adams Series 2017B, GO, 5.00%, 11/15/2023	25,000	25,543
County of Allegheny
Series C-69, GO, 5.00%, 12/1/2022 (b)	50,000	50,000
Series C-70, GO, 5.00%, 12/1/2022 (b)	60,000	60,000
Series C-69, GO, 5.00%, 12/1/2023	50,000	50,096
County of Bucks GO, 5.00%, 12/1/2022	70,000	70,000
County of Dauphin
Series 2016C, GO, 4.00%, 10/1/2023	25,000	25,287

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
GO, 4.00%, 11/15/2023	35,000	35,457
County of Lancaster GO, 5.00%, 5/1/2023	45,000	45,451
County of Luzerne Series 2017A, GO, AGM, 5.00%, 12/15/2022	60,000	60,051
County of Montgomery Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,049
County of Westmoreland
Series 2013A, GO, 5.00%, 12/1/2022 (b)	30,000	30,000
Series 2013A, GO, 5.00%, 12/1/2022	105,000	105,000
County of York
Series 2016A, GO, 3.00%, 12/1/2022	50,000	50,000
GO, 4.00%, 12/1/2022	30,000	30,000
GO, 5.00%, 6/1/2023 (b)	20,000	20,250
Series 2016A, GO, 3.00%, 12/1/2023	30,000	30,083
Crawford Central School District Series 2012A, GO, AGM, 4.00%, 2/15/2023	50,000	50,059
Cumberland Valley School District Series 2018A, GO, 4.00%, 12/1/2022	265,000	265,000
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2024	25,000	25,865
Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	155,571
East Penn School District GO, 4.00%, 11/15/2023	45,000	45,536
Economy Borough Municipal Authority, Sewer Rev., 3.13%, 12/15/2022 (b)	20,000	20,004
Elizabeth Forward School District
Series 2021B, GO, AGM, 2.00%, 12/1/2022	20,000	20,000
Series 2021C, GO, AGM, 2.00%, 12/1/2022	15,000	15,000
Series 2021B, GO, AGM, 2.00%, 12/1/2023	20,000	19,759
Series 2021C, GO, AGM, 2.00%, 12/1/2023	10,000	9,880
Garnet Valley School District
GO, 4.00%, 2/1/2023	45,000	45,102
GO, 4.00%, 4/1/2023	25,000	25,113
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	145,000	153,285
Gettysburg Area School District
GO, 5.00%, 1/15/2023	30,000	30,082
GO, 5.00%, 1/15/2024	20,000	20,454
Governor Mifflin School District Series 2012B, GO, 4.00%, 4/1/2023 (b)	25,000	25,123
Hamburg Area School District GO, 5.00%, 4/1/2023	120,000	120,975
Hanover Public School District GO, 4.50%, 3/1/2023	25,000	25,106
Hatboro-Horsham School District Series B, GO, 5.00%, 3/15/2023 (b)	80,000	80,581
Hollidaysburg Sewer Authority Rev., AGM, GTD, 3.00%, 12/1/2022	50,000	50,000
Kennett Consolidated School District Series 2018AA, GO, 4.00%, 2/15/2023	55,000	55,177
Lancaster Industrial Development Authority, Garden Spot Village Project Rev., 5.38%, 5/1/2023 (b)	65,000	65,764
Marple Newtown School District GO, 5.00%, 6/1/2023	30,000	30,375
Methacton School District
GO, 5.00%, 3/1/2023	45,000	45,274
GO, 4.00%, 9/15/2025	75,000	77,385
Monroeville Finance Authority, University of Pittsburg Medical Center
Rev., 3.00%, 2/15/2023	430,000	430,169
Series 2013B, Rev., 3.50%, 7/1/2023	230,000	230,992
Rev., 5.00%, 2/15/2026	20,000	21,199
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2022	100,000	100,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 4.00%, 12/1/2023	125,000	125,696
New Kensington Municipal Sanitary Authority Rev., AGM, 3.45%, 12/1/2022 (b)	20,000	20,000
North Allegheny School District, Unlimited Tax Series 2019A, GO, 4.00%, 5/1/2024	25,000	25,439
North Hills School District Series 2016A, GO, 5.00%, 12/15/2022	20,000	20,018
North Penn School District
Series 2019A, GO, 3.00%, 1/15/2023	20,000	20,014
Series 2019A, GO, 3.00%, 1/15/2025	30,000	30,146
North Penn Water Authority Rev., (SIFMA Municipal Swap Index Yield + 0.56%), 2.41%, 12/8/2022 (d)	1,225,000	1,224,031
Northampton County General Purpose Authority, Lafayette College Rev., 5.00%, 11/1/2023	30,000	30,642
Northampton County General Purpose Authority, St. Luke's University Health Network Project Series 2016A, Rev., 5.00%, 8/15/2023	45,000	45,628
Owen J Roberts School District GO, 5.00%, 5/15/2023 (b)	70,000	70,800
Oxford Area School District Series 2019A, GO, 4.00%, 9/1/2023	40,000	40,377
Parkland School District
Series 2020A, GO, 4.00%, 1/15/2023	130,000	130,235
GO, 4.00%, 2/1/2023	25,000	25,062
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corporation Project Rev., 0.40%, 10/1/2023	800,000	776,847
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017C, Subseries C1, Rev., (SIFMA Municipal Swap Index Yield + 0.37%), 2.22%, 12/8/2022 (d)	1,500,000	1,492,342
Series 2017A, Rev., 5.00%, 11/15/2023	1,730,000	1,765,284
Series 2014A, Rev., 5.00%, 2/1/2025	50,000	51,681
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	26,809
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Series 2012A, Rev., 4.00%, 12/1/2022	130,000	130,000
Rev., 5.00%, 12/1/2023	25,000	25,583
Rev., 5.00%, 12/1/2024	70,000	73,098
Pennsylvania Higher Educational Facilities Authority, Drexel University Rev., 5.00%, 5/1/2023	265,000	267,524
Pennsylvania Higher Educational Facilities Authority, Philadelphia University Rev., 5.00%, 6/1/2023 (b)	20,000	20,230
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AN, Rev., 5.00%, 6/15/2023	25,000	25,311
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2018A, Rev., 5.00%, 2/15/2023	60,000	60,313
Series 2016A, Rev., 5.00%, 8/15/2023	25,000	25,436
Series 2015A, Rev., 5.00%, 10/1/2023	25,000	25,510
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	254,939
Pennsylvania Turnpike Commission
Series 2010C-3, Rev., Zero Coupon, 12/1/2022	105,000	105,000
Series 2021A, Rev., 3.00%, 12/1/2022	75,000	75,000
Series 2021B, Rev., 3.00%, 12/1/2022	60,000	60,000
Series A-1, Rev., 3.00%, 12/1/2022	60,000	60,000
Rev., 5.00%, 12/1/2022	235,000	235,000
Series 2011A, Rev., 5.00%, 12/1/2022	125,000	125,000
Series 2012B, Rev., 5.00%, 12/1/2022	75,000	75,000
Series 2012B, Rev., AGM, 5.00%, 12/1/2022 (b)	110,000	110,000
Series 2014A, Rev., 5.00%, 12/1/2022	75,000	75,000
Series 2015B, Rev., 5.00%, 12/1/2022	100,000	100,000
Series 2017A, Rev., 5.00%, 12/1/2022	45,000	45,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2019A, Rev., 5.00%, 12/1/2022	140,000	140,000
Series A-1, Rev., 5.00%, 12/1/2022 (b)	70,000	70,000
Series A-1, Rev., 5.00%, 12/1/2022	440,000	440,000
Rev., VRDO, LOC : TD Bank NA, 1.81%, 12/8/2022 (c)	8,000,000	8,000,000
Series 2019-2, Rev., VRDO, LOC : TD Bank NA, 1.81%, 12/8/2022 (c)	14,095,000	14,095,000
Series 2020A, Rev., VRDO, LOC : Barclays Bank plc, 1.82%, 12/8/2022 (c)	40,000,000	40,000,000
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.45%, 12/8/2022 (d)	25,000	24,998
Series 2016B, Rev., 5.00%, 6/1/2023	25,000	25,279
Series 2011A, Rev., 5.00%, 12/1/2023	35,000	35,819
Series A-1, Rev., 5.00%, 12/1/2023	25,000	25,585
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2013A, Rev., 5.00%, 12/1/2022 (b)	145,000	145,000
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Rev., 5.00%, 12/1/2022 (b)	75,000	75,000
Series 2012B, Rev., 5.00%, 12/1/2022	45,000	45,000
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	40,000	40,000
Pennsylvania Turnpike Commission, Oil Franchise Tax Series A, Rev., 5.00%, 12/1/2022	85,000	85,000
Pennsylvania Turnpike Commission, Senior Lien
Series 2012A, Rev., 5.00%, 12/1/2022	180,000	180,000
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	270,000	270,000
Series 2012A, Rev., 5.00%, 12/1/2023	175,000	175,329
Perkiomen Valley School District
GO, 5.00%, 3/1/2023	25,000	25,155
GO, 5.00%, 3/1/2024	25,000	25,735
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	21,257
Pittsburgh School District GO, AGM, 5.00%, 9/1/2023	25,000	25,453
Reading Area Water Authority Rev., AGM, 4.00%, 12/1/2023	75,000	75,439
Southeastern Pennsylvania Transportation Authority Rev., 5.00%, 3/1/2025	45,000	47,195
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Rev., 5.00%, 6/1/2024	20,000	20,674
Southern Lehigh School District Series A, GO, 5.00%, 9/1/2023	35,000	35,600
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax Rev., AGM, 4.00%, 2/1/2023	1,785,000	1,788,761
State College Area School District GO, 4.00%, 3/1/2023	40,000	40,154
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,691
State Public School Building Authority, Westmoreland County Community College Series 2016A, Rev., AGM, 5.00%, 10/15/2023	10,000	10,204
Sto Rox School District GO, 3.00%, 12/15/2022	150,000	150,011
Susquehanna Township School District GO, 4.00%, 5/15/2023	25,000	25,165
Township of Cranberry GO, 4.00%, 3/1/2023	35,000	35,137
Township of Hempfield GO, 5.00%, 10/15/2023	35,000	35,700
Township of Lower Merion GO, 5.00%, 1/15/2023	20,000	20,060
Township of Lower Paxton GO, 4.00%, 4/1/2024	30,000	30,493
Township of Palmer Series 2020A, GO, 5.00%, 11/15/2023	30,000	30,655
Troy Area School District Bradford County GO, 4.00%, 3/1/2023	20,000	20,073
Warwick School District GO, 5.00%, 2/1/2023	40,000	40,166

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
West Jefferson Hills School District
Series 2017A, GO, 5.00%, 8/1/2023	30,000	30,487
GO, 3.00%, 8/1/2024	25,000	25,111
Total Pennsylvania		86,782,275
Rhode Island — 0.1%
Rhode Island Commerce Corp. Series 2016A, Rev., 5.00%, 6/15/2023	150,000	151,755
Rhode Island Health and Educational Building Corp. Rev., 5.00%, 5/15/2023	1,015,000	1,021,438
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Rev., 5.00%, 9/1/2023	25,000	25,458
Rhode Island Health and Educational Building Corp., Providence College Series 2012B, Rev., 5.00%, 11/1/2023	125,000	125,229
State of Rhode Island and Providence Plantations Lease Participation Certificates, School for The Deaf Project Series 2017D, COP, 5.00%, 4/1/2024	30,000	30,910
State of Rhode Island and Providence Plantations, Courthouse Project Series 2013A, COP, 5.00%, 10/1/2023	45,000	45,869
Town of Westerly Series 2014A, GO, 5.00%, 7/1/2023	45,000	45,645
Total Rhode Island		1,446,304
South Carolina — 0.4%
Beaufort County School District Series 2015B, GO, SCSDE, 5.00%, 3/1/2024	30,000	30,874
Berkeley County School District, Securing Assets for Education
Rev., 5.00%, 12/1/2022	55,000	55,000
Series 2015A, Rev., 5.00%, 12/1/2025	95,000	97,217
Charleston Educational Excellence Finance Corp.
Rev., 5.00%, 12/1/2022	90,000	90,000
Series 2013B, Rev., 5.00%, 12/1/2022	25,000	25,000
Rev., 5.00%, 12/1/2024	65,000	66,520
Series 2013B, Rev., 5.00%, 12/1/2025	35,000	35,827
City of Camden Rev., AGM, 2.00%, 3/1/2023	600,000	599,039
City of Columbia, Waterworks and Sewer System Series 2019A, Rev., 4.00%, 2/1/2023	35,000	35,088
City of Columbus, Water and Sewerage
Rev., 3.00%, 2/1/2023	40,000	40,036
Rev., 5.00%, 2/1/2023	25,000	25,104
City of Greenwood Rev., 5.00%, 12/1/2022	20,000	20,000
City of Sumter, Waterworks & Sewer System Rev., 5.00%, 12/1/2022	20,000	20,000
Clemson University, Higher Education Bonds Series 2015B, Rev., 5.00%, 5/1/2023	80,000	80,808
County of Richland Series 2013B, GO, 5.00%, 3/1/2023	40,000	40,250
Dorchester County School District No. 2, Growth Installment Purchase
Series 2013B, Rev., 5.00%, 12/1/2022	60,000	60,000
Series 2013B, Rev., 4.00%, 12/1/2024	50,000	50,656
Fort Mill School District No. 4 Series 2017B, GO, SCSDE, 5.00%, 3/1/2023	20,000	20,124
Fort Mill School Facilities Corp., Fort Mill School District no.4 Rev., 5.00%, 12/1/2022	160,000	160,000
Greenville County School District, Building Equity Sooner for Tomorrow Installment Purchase Rev., 5.00%, 12/1/2022	90,000	90,000
Greenwood Fifty Schools Facilities, Inc., Installment Purchase Rev., 5.00%, 12/1/2022	80,000	80,000
Horry County School District GO, SCSDE, 5.00%, 3/1/2023	40,000	40,243
Joint Municipal Water and Sewer Commission, System Improvement Rev., 4.75%, 6/1/2023 (b)	20,000	20,224
Kershaw County Public Schools Foundation Rev., 5.00%, 12/1/2022	25,000	25,000
Lee County School Facilities, Inc. Rev., AGM, 5.00%, 12/1/2022	50,000	50,000
Lexington County School District No. 1 Series 2013B, GO, SCSDE, 3.38%, 2/1/2023 (b)	60,000	60,087
Lexington One School Facilities Corp., Lexington County School District No. 1 Rev., 5.00%, 12/1/2022	60,000	60,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Lexington School District No. 2 Educational Facilities Corp. Series 2015B, Rev., 5.00%, 12/1/2022	50,000	50,000
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ: Royal Bank of Canada, 4.00%, 2/1/2024 (c)	4,385,000	4,400,867
Piedmont Municipal Power Agency
Subseries A-2, Rev., NATL-RE, Zero Coupon, 1/1/2023	75,000	74,822
Rev., NATL-RE, 5.38%, 1/1/2025	105,000	109,879
Richland County School District No. 1 Series 2014C, GO, SCSDE, 5.00%, 3/1/2023	35,000	35,209
Richland County School District No. 2 Series 2015A, GO, SCSDE, 5.00%, 2/1/2023	70,000	70,291
SCAGO Educational Facilities Corp. for Calhoun School District Rev., 5.00%, 12/1/2022	20,000	20,000
SCAGO Educational Facilities Corp. for Colleton School District Rev., 5.00%, 12/1/2022	65,000	65,000
SCAGO Educational Facilities Corp. for Pickens School District Rev., 5.00%, 12/1/2022	520,000	520,000
SCAGO Educational Facilities Corp. for Union School District Rev., 5.00%, 12/1/2022	20,000	20,000
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Rev., 5.00%, 10/1/2025 (c)	300,000	315,410
South Carolina Jobs-Economic Development Authority, Wofford College Rev., 5.00%, 4/1/2023	125,000	125,928
South Carolina Public Service Authority, Santee Cooper
Series 2014C, Rev., 5.00%, 12/1/2022	140,000	140,000
Series C, Rev., 5.00%, 12/1/2022	220,000	220,000
Series 2013A, Rev., 5.75%, 12/1/2023 (b)	40,000	41,234
Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,217,476
South Carolina Transportation Infrastructure Bank Series 2015A, Rev., 5.00%, 10/1/2024	25,000	26,032
Spartanburg Sanitary Sewer District, Sewer System Series B, Rev., 5.00%, 3/1/2023 (b)	25,000	25,157
University of South Carolina, Higher Education Facilities
Rev., 5.00%, 5/1/2023	90,000	90,940
Rev., 5.00%, 5/1/2025	70,000	73,738
York County School District No. 3 Rock Hill Series 2017B, GO, SCSDE, 5.00%, 3/1/2023	30,000	30,190
Total South Carolina		9,649,270
South Dakota — 0.0% ^
Bon Homme School District No. 4-2, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,000
County of Minnehaha Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,000
County of Pennington, Limited Tax
Series 2017A, COP, 3.00%, 6/1/2023	25,000	25,071
Series 2017A, COP, 3.00%, 12/1/2023	100,000	100,472
South Dakota State Building Authority
Series 2020C, Rev., 3.00%, 6/1/2023	35,000	35,082
Series B, Rev., 5.00%, 6/1/2023 (b)	45,000	45,562
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	30,552
Series 2014D, Rev., 5.00%, 9/1/2024	25,000	25,953
Total South Dakota		337,692
Tennessee — 0.2%
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	140,041
City of Clarksville GO, 3.00%, 6/1/2023	25,000	25,072
City of Clarksville, Water Sewer and Gas Rev., 5.00%, 2/1/2023	80,000	80,339
City of La Vergne, Sewage Works GO, 3.30%, 3/1/2023 (b)	25,000	25,049
City of Memphis, Electric System Series 2020A, Rev., 4.00%, 12/1/2022	35,000	35,000
City of Memphis, Gas System Rev., 4.00%, 12/1/2022	35,000	35,000
City of Murfreesboro Series 2016B, GO, 5.00%, 12/1/2022	25,000	25,000
County of Hamilton Series 2015B, GO, 5.00%, 3/1/2023	20,000	20,125
County of Hawkins GO, 5.00%, 6/1/2023	25,000	25,290

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
County of Maury GO, 5.00%, 4/1/2024	30,000	30,958
County of Shelby
Series 2012A, GO, 4.00%, 3/1/2023	30,000	30,117
Series 2019B, GO, 5.00%, 4/1/2023	15,000	15,127
County of Sumner, School and Public Improvement GO, 5.00%, 12/1/2022	170,000	170,000
County of Williamson, Public Improvement and School GO, 5.00%, 4/1/2023	25,000	25,211
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 5.00%, 7/1/2024	145,000	146,669
Hallsdale-Powell Utility District, Water and Sewer Rev., 5.00%, 4/1/2023	45,000	45,372
Jackson Energy Authority, Wastewater System Rev., 5.00%, 12/1/2022	25,000	25,000
Knox County First Utility District, Water and Sewer Rev., 4.00%, 12/1/2022 (b)	20,000	20,000
Knox County Health Educational and Housing Facility Board, Covenant Health
Series 2012A, Rev., 4.00%, 1/1/2023	100,000	100,088
Series 2012A, Rev., 5.00%, 1/1/2024	85,000	85,131
Series 2012A, Rev., 5.00%, 1/1/2026	25,000	25,034
Metropolitan Government Nashville and Davidson County
Series 2013A, GO, 5.00%, 1/1/2023 (b)	25,000	25,051
GO, 5.00%, 7/1/2023 (b)	25,000	25,361
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2023	130,000	130,151
Series 2021B, Rev., 4.00%, 10/1/2024	170,000	169,158
Metropolitan Government Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2023	20,000	20,231
Metropolitan Government Nashville and Davidson County, Water and Sewer
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,366
Series 2020B, Rev., 5.00%, 7/1/2023	35,000	35,512
Shelby County Health Educational and Housing Facilities Board, The Village of Germantown
Rev., 5.00%, 12/1/2022 (b)	325,000	325,000
Rev., 5.38%, 12/1/2022 (b)	80,000	80,000
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	359,221
Series 2021A, Rev., 5.00%, 11/1/2026	400,000	412,714
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (c)	1,605,000	1,607,366
Tennessee Housing Development Agency, Residential Finance Program Series 1C, Rev., 3.00%, 12/1/2022	5,000	5,000
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2024	20,000	20,919
Town of Smyrna GO, 5.00%, 4/1/2024	30,000	30,942
Total Tennessee		4,401,615
Texas — 5.0%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2023 (b)	60,000	60,310
Aldine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,103
Alief Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	50,000	50,253
Alvin Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023	35,000	35,112
Amarillo Junior College District, Limited Tax GO, 3.00%, 2/15/2023	35,000	35,034
Arlington Higher Education Finance Corp. Series 2021A, Rev., 5.00%, 8/15/2023	310,000	311,659
Aubrey Independent School District, Capital Appreciation, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2023	45,000	44,757
Austin Community College District Public Facility Corp., Highland Campus - Building 3000 Project Rev., 5.00%, 8/1/2023	25,000	25,401

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Austin Community College District, Combined Fee Series 2016A, Rev., 4.00%, 2/1/2023	150,000	150,383
Austin Community College District, Limited Tax GO, 5.00%, 8/1/2023	45,000	45,721
Barbers Hill Independent School District, Unlimited Tax GO, 5.00%, 2/15/2023	25,000	25,118
Bastrop Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	70,000	70,079
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	41,985
Belton Independent School District Series 2017, GO, PSF-GTD, 4.00%, 2/15/2023	100,000	100,315
Bexar County Hospital District GO, 5.00%, 2/15/2023	75,000	75,373
Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2023	200,000	200,994
Board of Regents of the University of Texas System, Financing System
Series 2012A, Rev., 5.00%, 8/15/2023	20,000	20,349
Series 2016C, Rev., 5.00%, 8/15/2023	30,000	30,524
Buna Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 2.25%, 8/15/2023	40,000	39,797
Carrollton-Farmers Branch Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,125
Center Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	45,000	45,187
City of Abilene
GO, 4.00%, 2/15/2023	20,000	20,060
GO, 5.00%, 2/15/2024	25,000	25,676
City of Albany, Combination Tax GO, AGM, 4.00%, 2/1/2023	30,000	30,053
City of Amarillo Rev., 5.00%, 4/1/2023	20,000	20,166
City of Arlington, Special Tax Rev., 4.00%, 2/15/2023	45,000	45,131
City of Austin
GO, 5.00%, 9/1/2023	25,000	25,462
Rev., 5.00%, 11/15/2024	20,000	20,040
City of Austin, Electric Utility System
Series 2012A, Rev., 5.00%, 11/15/2024	495,000	495,922
Rev., 5.00%, 11/15/2025	100,000	100,193
City of Austin, Public Improvement GO, 5.00%, 9/1/2023	70,000	71,293
City of Austin, Water and Wastewater System
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	10,000	10,110
Series 2013A, Rev., 5.00%, 11/15/2023	10,000	10,111
Series 2013A, Rev., 5.00%, 11/15/2024	25,000	25,283
City of Baytown GO, 5.00%, 2/1/2023	20,000	20,082
City of Beaumont GO, 5.00%, 3/1/2023	100,000	100,602
City of Boerne GO, 5.00%, 3/1/2023	50,000	50,312
City of Brownsville, Utilities System Series 2013A, Rev., 5.00%, 9/1/2024	225,000	228,494
City of Bryan, Electric System Rev., 5.00%, 7/1/2023	15,000	15,198
City of Bryan, Rural Electric System Rev., 5.00%, 7/1/2023	10,000	10,132
City of Buda GO, 5.00%, 8/15/2024	20,000	20,775
City of Cedar Hill, Refunding and Improvement GO, 4.00%, 2/15/2023	45,000	45,125
City of Cedar Hill, Refunding and Improvement GO, 5.00%, 2/15/2023	25,000	25,120
City of Cedar Park, Refunding and Improvement
GO, 5.00%, 2/15/2023	30,000	30,152
GO, 5.00%, 2/15/2025	40,000	42,020
City of College Station GO, 5.00%, 2/15/2023	50,000	50,260
City of Conroe
Series 2018B, GO, 5.00%, 11/15/2024	25,000	26,102
Series 2019A, GO, 5.00%, 3/1/2025	35,000	36,762
City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	25,755

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Corinth, Combination Tax GO, 5.00%, 2/15/2023	25,000	25,123
City of Corpus Christi, General Improvement
GO, 5.00%, 3/1/2023	35,000	35,200
Series 2020A, GO, 5.00%, 3/1/2023	45,000	45,258
City of Dallas Series 2013A, GO, 5.00%, 2/15/2025	25,000	25,116
City of Dallas, Equipment Acquisition Contract Series 2020B, GO, 5.00%, 2/15/2023	95,000	95,476
City of Dallas, Waterworks and Sewer System Series 2012A, Rev., 5.00%, 10/1/2023	120,000	120,231
City of Deer Park GO, 3.00%, 3/15/2024	25,000	25,116
City of Denton
GO, 3.00%, 2/15/2023	50,000	50,052
GO, 5.00%, 2/15/2023	45,000	45,227
City of DeSoto GO, 5.00%, 2/15/2023	110,000	110,567
City of Eagle Pass GO, AGM, 5.00%, 3/1/2023	25,000	25,153
City of El Paso, Water and Sewer System Rev., 5.00%, 3/1/2023	50,000	50,318
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	35,978
City of Farmers Branch, Combination Tax GO, 5.00%, 2/15/2023	30,000	30,150
City of Fort Worth, Drainage Utility System Rev., 5.00%, 2/15/2023	30,000	30,156
City of Frisco
GO, 5.00%, 2/15/2023	160,000	160,834
Series 2011, GO, 5.00%, 2/15/2023	45,000	45,093
Series 2015A, GO, 5.00%, 2/15/2023	15,000	15,078
GO, 5.00%, 2/15/2025	35,000	36,783
City of Garland
GO, 5.00%, 2/15/2023	55,000	55,278
Series 2015A, GO, 5.00%, 2/15/2023	25,000	25,126
City of Garland, Electric Utility System
Rev., 5.00%, 3/1/2023	660,000	663,892
Series 2016A, Rev., 5.00%, 3/1/2023	20,000	20,118
Series 2016B, Rev., 5.00%, 3/1/2023	490,000	492,890
City of Georgetown GO, 5.00%, 8/15/2023	25,000	25,419
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	36,177
City of Grapevine
GO, 4.00%, 2/15/2023	40,000	40,121
GO, 5.00%, 2/15/2023	40,000	40,201
City of Harlingen GO, 5.00%, 2/15/2023	20,000	20,098
City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	41,941
City of Houston Series 2016A, GO, 5.00%, 3/1/2024	35,000	36,055
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	45,000	48,268
Series 2020B, Rev., 5.00%, 7/1/2026	35,000	37,542
City of Houston, Combined Utility System, First Lien
Series 2013B, Rev., 4.00%, 11/15/2023	25,000	25,347
Series 2002C, Rev., 5.00%, 11/15/2023	25,000	25,581
City of Houston, Combined Utility System, Junior Lien
Rev., AGM, Zero Coupon, 12/1/2022 (b)	70,000	70,000
Rev., AGM, Zero Coupon, 12/1/2022	90,000	90,000
Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	80,000
City of Houston, Demolition Program Series 2013A, GO, 5.00%, 3/1/2023	30,000	30,190

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Houston, Public Improvement Series 2013A, GO, 5.00%, 3/1/2023	20,000	20,127
City of Hutto Series 2019A, GO, 5.00%, 8/1/2025	20,000	21,161
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	25,713
City of Lakeway GO, 4.00%, 2/1/2024	45,000	45,652
City of Lancaster GO, 5.00%, 2/15/2023	25,000	25,122
City of Laredo
GO, 4.00%, 2/15/2023	20,000	20,060
GO, 5.00%, 2/15/2024	50,000	50,235
GO, 5.00%, 2/15/2024	25,000	25,694
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	41,959
City of Lewisville GO, 4.00%, 2/15/2023	25,000	25,078
City of Lubbock
Series 2018A, GO, 3.00%, 2/15/2023	40,000	40,040
Series 2016A, GO, 4.00%, 2/15/2023	35,000	35,105
GO, 5.00%, 2/15/2023	95,000	95,475
GO, 5.00%, 2/15/2027	20,000	20,962
City of Lubbock Water and Wastewater System Series 2020A, Rev., 5.00%, 2/15/2023	45,000	45,212
City of Lubbock, Electric Light and Power System
Rev., 5.00%, 4/15/2023	25,000	25,229
Rev., 5.00%, 4/15/2024	400,000	412,643
City of Mansfield GO, 5.00%, 2/15/2023	20,000	20,100
City of Mansfield, Combination Tax GO, 2.00%, 2/15/2024	25,000	24,738
City of McAllen, Limited Tax GO, 5.00%, 2/15/2023	25,000	25,124
City of McAllen, Water and Sewer Rev., 5.00%, 2/1/2023	25,000	25,100
City of McKinney
GO, 5.00%, 8/15/2023	30,000	30,494
GO, 5.00%, 8/15/2025	25,000	26,477
City of McKinney, Waterworks and Sewer System Rev., 5.00%, 3/15/2023	20,000	20,143
City of Mesquite GO, 5.00%, 2/15/2023	30,000	30,149
City of Mesquite, Waterworks and Sewer System Rev., 3.00%, 3/1/2023	45,000	45,028
City of Midland
GO, 5.00%, 3/1/2023	45,000	45,280
Series 2018A, GO, 5.00%, 3/1/2025	70,000	73,462
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	41,978
City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	25,150
City of Missouri City
GO, 5.00%, 6/15/2023	55,000	55,709
GO, 5.00%, 6/15/2024	30,000	31,022
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,696
City of New Braunfels, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2025	40,000	41,857
City of New Braunfels, Utility System Rev., 5.00%, 7/1/2023	40,000	40,562
City of North Richland Hills GO, 3.00%, 2/15/2023	30,000	30,023
City of Odessa GO, 5.00%, 3/1/2023	110,000	110,646
City of Pasadena Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,110
City of Pearland, Permanent Improvement
GO, 5.00%, 3/1/2023	180,000	181,072
GO, 5.00%, 3/1/2024	40,000	41,125
Series 2016B, GO, 5.00%, 3/1/2024	25,000	25,703

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Plano
GO, 5.00%, 9/1/2023	40,000	40,243
GO, 5.00%, 9/1/2023	30,000	30,552
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	25,645
City of Portland, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2023	25,000	25,246
City of Richardson GO, 5.00%, 2/15/2023	20,000	20,099
City of Richardson, Combination Tax, Certificates of Obligation
GO, 3.00%, 2/15/2023	45,000	45,042
GO, 4.50%, 2/15/2023	30,000	30,118
GO, 5.00%, 2/15/2023	100,000	100,495
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	66,830
City of San Antonio, Drainage Utility System
Rev., 5.00%, 2/1/2024	100,000	100,386
Rev., 5.00%, 2/1/2027	50,000	50,185
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2023	2,235,000	2,244,291
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	35,000	36,332
City of Sherman, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	25,000	25,943
City of Sugar Land GO, 5.00%, 2/15/2023	45,000	45,227
City of The Colony, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2023	35,000	35,168
City of Victoria, Utility System Rev., 5.00%, 12/1/2022	165,000	165,000
City of Waco GO, 5.00%, 2/1/2023	25,000	25,104
City of Waco, Certificates of Obligation GO, 5.00%, 2/1/2023	40,000	40,166
City of Waco, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2023	80,000	80,333
GO, 5.00%, 2/1/2024	20,000	20,554
GO, 5.00%, 2/1/2025	30,000	31,477
City of Waxahachie GO, 4.00%, 8/1/2023	35,000	35,344
City of Waxahachie, Combination Tax, Certificates of Obligation GO, 4.00%, 8/1/2024	25,000	25,497
City of Weatherford GO, 4.00%, 3/1/2025	30,000	30,810
City of Weslaco, Certificates of Obligation GO, 5.00%, 2/15/2024	20,000	20,527
City of Windcrest Series 2019B, GO, 5.00%, 2/15/2023	75,000	75,359
City of Woodway GO, 5.00%, 8/15/2023	25,000	25,431
City of Wylie, Combination Tax, Certificates of Obligation GO, 4.00%, 2/15/2023	40,000	40,118
Clear Lake City Water Authority GO, 4.00%, 3/1/2023	145,000	145,469
Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 5.00%, 8/15/2023	530,000	538,358
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	200,499
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2023	20,000	20,084
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2023	20,000	20,084
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	57,708
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	25,667
Community Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	45,000	45,051
Conroe Independent School District, Unlimited Tax, School Building Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,102
Coppell Independent School District, Unlimited Tax Series 2019A, GO, 5.00%, 8/15/2023	40,000	40,696
Coppell Recreational Development Corp. Rev., 5.00%, 8/1/2023	25,000	25,381
Cotulla Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,124
County of Bexar, Flood Control Tax GO, 5.00%, 6/15/2024	45,000	46,616
County of Comal, Combination Tax, Certificates of Obligation Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,021

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Comal, Limited Tax GO, 4.00%, 2/1/2025	35,000	35,962
County of El Paso
GO, 5.00%, 2/15/2023	30,000	30,144
Series 2015, GO, 5.00%, 2/15/2024	20,000	20,486
County of Fort Bend, Unlimited Tax
GO, 5.00%, 3/1/2023	25,000	25,152
Series B, GO, 5.00%, 3/1/2023	20,000	20,122
County of Galveston, Capital Appreciation, Justice Center Series 2001A, GO, NATL-RE, Zero Coupon, 2/1/2023	30,000	29,878
County of Galveston, Limited Tax GO, 5.00%, 2/1/2025	30,000	31,406
County of Harris, Permanent Improvement Series 2017A, GO, 5.00%, 10/1/2023	25,000	25,507
County of Harris, Senior Lien, Toll Road Series 2015B, Rev., 5.00%, 8/15/2023	25,000	25,436
County of Hays, Limited Tax
GO, 3.25%, 2/15/2023 (b)	20,000	20,029
GO, 4.00%, 2/15/2023 (b)	20,000	20,060
GO, 5.00%, 2/15/2025	35,000	36,721
County of Hays, Pass Through Toll GO, 4.25%, 2/15/2023 (b)	25,000	25,088
County of Hays, Unlimited Tax GO, 4.00%, 2/15/2023	40,000	40,120
County of Hidalgo GO, 5.00%, 8/15/2023	20,000	20,339
County of Hidalgo, Limited Tax Series 2019B, GO, 5.00%, 8/15/2023	20,000	20,339
County of Kendall, Limited Tax GO, 4.00%, 3/1/2023	25,000	25,085
County of Montgomery, Unlimited Tax
GO, 5.00%, 3/1/2023	30,000	30,182
Series 2016A, GO, 5.00%, 3/1/2023	250,000	251,518
County of Nueces, Combination of Tax GO, 4.00%, 2/15/2025	25,000	25,653
County of Smith GO, 4.00%, 2/15/2023	20,000	20,060
County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	31,436
County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	36,603
County of Williamson, Limited Tax
GO, 4.00%, 2/15/2023	60,000	60,187
GO, 4.00%, 2/15/2023 (b)	30,000	30,094
County of Williamson, Unlimited Tax GO, 4.00%, 2/15/2023	20,000	20,062
Crowley Independent School District, Unlimited Tax GO, PSF-GTD, 4.75%, 8/1/2023 (b)	25,000	25,365
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2023	50,000	50,057
GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,103
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2023	75,000	75,387
Dallas Area Rapid Transit, Sales Tax Series 2014A, Rev., 5.00%, 12/1/2024	120,000	125,502
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016B, Rev., 4.00%, 12/1/2022	30,000	30,000
Rev., 5.00%, 12/1/2022 (b)	245,000	245,000
Series 2014A, Rev., 5.00%, 12/1/2022	315,000	315,000
Series 2016B, Rev., 5.00%, 12/1/2022	630,000	630,000
Series 2020A, Rev., 5.00%, 12/1/2022	25,000	25,000
Rev., 5.00%, 12/1/2024	35,000	36,605
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	25,745
Dallas County Utility and Reclamation District, Unlimited Tax GO, 5.00%, 2/15/2023	195,000	195,889
Dallas Fort Worth International Airport
Series F, Rev., 5.00%, 11/1/2024	655,000	667,568

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	31,850
Series 2013F, Rev., 5.13%, 11/1/2025	505,000	515,595
Dallas Independent School District, Unlimited Tax
Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	45,000	45,236
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	25,677
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	52,503
Deer Park Independent School District, Limited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,100
Del Mar College District, Limited Tax GO, 4.00%, 8/15/2023	20,000	20,200
Del Valle Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 6/15/2023	55,000	55,747
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (c)	3,250,000	3,356,585
Denton Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	30,000	30,522
Dilley Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2023 (b)	25,000	25,433
El Paso County Hospital District GO, 5.00%, 8/15/2023	55,000	55,606
El Paso Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	75,000	76,309
Ferris Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2023	25,000	25,065
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	35,087
Fort Bend County Municipal Utility District No. 169 Series 2021A, GO, AGM, 4.00%, 12/1/2022	195,000	195,000
Fort Bend County Municipal Utility District No. 169, Road Facilities Series 2015A, Rev., AGM, 4.13%, 12/1/2022	100,000	100,000
Fort Bend County Municipal Utility District No. 58, Unlimited Tax GO, 3.00%, 4/1/2023	50,000	50,030
Fort Bend Grand Parkway Toll Road Authority, Subordinate Lien Series A, Rev., GTD, 5.00%, 3/1/2023	45,000	45,280
Fort Worth Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	45,000	45,227
Frisco Independent School District, Unlimited Tax School Building GO, PSF-GTD, 2.50%, 2/15/2023 (b)	40,000	39,987
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,572,115
Garland Independent School District, Unlimited Tax, School Building Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	52,547
Goose Creek Consolidated Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,129
GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,103
Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023 (b)	3,095,000	3,107,918
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Rev., 5.00%, 10/1/2023	20,000	20,393
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2013A, Rev., 4.00%, 12/1/2022 (b)	340,000	340,000
Rev., 5.00%, 12/1/2022 (b)	25,000	25,000
Rev., 5.00%, 12/1/2022	555,000	555,000
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	430,000	430,000
Series 2013A, Rev., 5.00%, 12/1/2022	320,000	320,586
Series 2019A, Rev., 5.00%, 12/1/2022	25,000	25,000
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 2.42%, 12/8/2022 (d)	575,000	571,007
Series 2019A, Rev., 5.00%, 12/1/2024	25,000	26,007
Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	60,000	62,170
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	40,000	42,613
Series A, Rev., 5.00%, 12/1/2027	25,000	25,927
Harris County Flood Control District Series 2021A, GO, 5.00%, 10/1/2023	30,000	30,604
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series B, Rev., 5.75%, 7/1/2027 (b)	6,275,000	6,737,647
Harris County Municipal Utility District No. 171 GO, 4.75%, 12/1/2022	45,000	45,000
Harris County Municipal Utility District No. 500, Water Sewer and Drainage Facility Co. GO, AGM, 3.00%, 12/1/2022	20,000	20,000
Hays Consolidated Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (c)	65,000	65,009
Hidalgo County Regional Mobility Authority, Senior Lien Rev., 5.00%, 12/1/2022	100,000	100,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Highland Park Independent School District, Dallas County, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	65,000	65,339
Housing Options, Inc., Brooks Manor - The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	5,841,049
Houston Community College System, Limited Tax and Maintenance Tax GO, 5.00%, 2/15/2023	20,000	20,104
Houston Community College System, Maintenance Tax GO, 5.00%, 2/15/2023	50,000	50,261
Houston Independent School District, Limited Tax Schoolhouse GO, PSF-GTD, 5.00%, 2/15/2025	155,000	162,623
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2023	45,000	45,696
Humble Independent School District, Unlimited Tax School Building
Series 2012B, GO, 5.00%, 2/15/2023	20,000	20,104
Series 2016C, GO, 5.00%, 2/15/2023	40,000	40,209
Series 2015A, GO, PSF-GTD, 5.25%, 2/15/2023	20,000	20,114
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	36,760
Irving Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	45,000	45,235
Keller Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2023	65,000	65,334
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	140,000	140,716
Klein Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	67,528
GO, PSF-GTD, 5.00%, 2/1/2025	50,000	52,483
La Porte Independent School District, Unlimited Tax GO, 5.00%, 2/15/2023	30,000	30,059
Lamar Consolidated Independent School District, Unlimited Tax Series 2014B, GO, PSF-GTD, 5.00%, 2/15/2023	50,000	50,259
Leander Independent School District, Unlimited Tax
Series 2013A, GO, PSF-GTD, Zero Coupon, 8/15/2023 (b)	25,000	23,548
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023 (b)	40,000	40,650
Lewisville Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	25,000	25,419
Lone Star College System, Limited Tax
Series A, GO, 5.00%, 2/15/2023	20,000	20,103
Series B, GO, 5.00%, 2/15/2023	75,000	75,387
GO, 5.00%, 2/15/2024	40,000	40,077
Lower Colorado River Authority
Rev., 5.00%, 5/15/2023	65,000	65,694
Rev., 5.13%, 5/15/2024	300,000	303,169
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	55,000	57,755
Rev., 5.00%, 5/15/2026	50,000	51,514
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2012, Rev., VRDO, 1.14%, 12/1/2022 (c)	16,000,000	16,000,000
Series 2019, Rev., VRDO, 1.14%, 12/1/2022 (c)	14,400,000	14,400,000
Lubbock Independent School District GO, PSF-GTD, 4.00%, 2/15/2023	50,000	50,160
Manor Independent School District, Unlimited Tax, School Building Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2023	20,000	20,315
McKinney Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,129
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	40,000	40,206
Mesquite Independent School District, Unlimited Tax Series 2016C, GO, PSF-GTD, 5.00%, 8/15/2023	25,000	25,436
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations
Rev., 5.00%, 11/1/2023	30,000	30,664
Series 2015B, Rev., 5.00%, 11/1/2023	25,000	25,554
Midland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,130
Midlothian Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 5.00%, 2/15/2023 (b)	20,000	20,097

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Montgomery County Health Facilities Development Co., Heritage Manor-Woodlands Project
Rev., Zero Coupon, 7/15/2023 (b)	90,000	88,553
Rev., AGM-CR, Zero Coupon, 7/15/2023 (b)	235,000	231,152
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center Rev., 4.00%, 8/15/2024 (e)	1,475,000	1,464,390
North East Independent School District GO, PSF-GTD, 5.25%, 2/1/2023	20,000	20,090
North Harris County Regional Water Authority Rev., 4.00%, 12/15/2022	150,000	150,081
North Harris County Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2022	35,000	35,031
North Texas Municipal Water District Water System
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	40,265
Rev., 5.00%, 9/1/2024	30,000	31,217
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2023	25,000	25,310
North Texas Tollway Authority, First Tier
Series 2019A, Rev., 5.00%, 1/1/2023	20,000	20,042
Series A, Rev., 5.00%, 1/1/2023 (b)	880,000	881,737
Series A, Rev., 5.00%, 1/1/2023 (b)	815,000	816,609
Series 2016A, Rev., 5.00%, 1/1/2024	20,000	20,525
Series 2019A, Rev., 5.00%, 1/1/2024	20,000	20,525
Series A, Rev., 5.00%, 1/1/2024	60,000	60,117
Series A, Rev., 5.00%, 1/1/2025	100,000	100,183
Series A, Rev., 5.00%, 1/1/2026	55,000	55,100
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2023	1,825,000	1,828,652
Series B, Rev., 5.00%, 1/1/2023	4,705,000	4,714,288
Series B, Rev., 5.00%, 1/1/2024	20,000	20,039
Series B, Rev., 5.00%, 1/1/2025	50,000	50,088
Series B, Rev., 5.00%, 1/1/2026	260,000	260,448
Northside Independent School District, Unlimited Tax Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,130
Permanent University Fund - Texas A&M University System Series 2012A, Rev., 5.00%, 7/1/2023	65,000	65,131
Permanent University Fund - University of Texas System Series 2015B, Rev., 5.00%, 7/1/2023	25,000	25,367
Pflugerville Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,100
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,125
Pflugerville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,125
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	90,000	90,449
Pharr San Juan Alamo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	35,000	35,145
Plano Independent School District, Unlimited Tax, School Building Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	40,000	40,209
Port Aransas Public Facilities Corp., Multi-Family Housing, Palladium Port Aransas Apartments Rev., 0.70%, 1/1/2023 (c)	500,000	498,826
Prosper Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 2/15/2023	35,000	35,175
Red River Education Finance Corp., Christian University Project
Rev., 5.00%, 3/15/2023 (b)	40,000	40,291
Rev., 5.00%, 3/15/2025	20,000	20,937
Richardson Independent School District, Unlimited Tax Series 2015B, GO, 5.00%, 2/15/2025	30,000	31,482
Rockwall Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,122
GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	46,812
Royal Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	40,000	40,196

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2023 (b)	50,000	50,625
San Antonio Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	30,000	31,218
San Antonio Municipal Facilities Corp., Public Safety Answering Point Project Rev., 4.00%, 8/15/2023	25,000	25,030
San Antonio Water System, Junior Lien
Series 2015B, Rev., 5.00%, 5/15/2023	10,000	10,112
Series 2019C, Rev., 5.00%, 5/15/2023	25,000	25,281
Series 2020A, Rev., 5.00%, 5/15/2023	20,000	20,224
Series 2013E, Rev., 5.00%, 5/15/2024	20,000	20,214
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	25,847
Series 2014A, Rev., 5.00%, 5/15/2025	45,000	46,012
San Jacinto Community College District
GO, 5.00%, 2/15/2023 (b)	10,000	10,050
GO, 5.00%, 2/15/2023	45,000	45,235
San Jacinto Community College District, Limited Tax
Series 2019A, GO, 5.00%, 2/15/2023	25,000	25,130
Series 2019B, GO, 5.00%, 2/15/2023	25,000	25,130
GO, 5.00%, 2/15/2025	30,000	31,508
San Marcos Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2023 (b)	25,000	25,409
Santa Fe Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	35,000	35,179
South Texas College, Limited Tax GO, 5.00%, 8/15/2023	20,000	20,324
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2024	20,000	20,778
Southwest Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 3.00%, 2/1/2023	30,000	30,027
State of Texas, Transport Commission GO, 5.00%, 4/1/2024 (b)	35,000	36,109
State of Texas, Transportation Commission Mobility Fund GO, 5.00%, 10/1/2024	20,000	20,636
State of Texas, Veterans
Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust Co., 1.92%, 12/9/2022 (c)	17,370,000	17,370,000
Series 2013A, GO, VRDO, LIQ: State Street Bank & Trust Co., 1.95%, 12/9/2022 (c)	10,525,000	10,525,000
State of Texas, Water Financial Assistance
GO, 5.00%, 12/14/2022	25,000	25,021
Series 2021B, GO, 5.00%, 2/1/2023	25,000	25,110
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center Rev., 5.00%, 12/1/2022	20,000	20,000
Tarrant County Hospital District, Senior Lien Rev., 5.00%, 8/15/2023	100,000	100,187
Texas A&M University, Financing System Series 2013B, Rev., 5.00%, 5/15/2023	25,000	25,288
Texas Department of Housing & Community Affairs, Socorro Village 34 LLC Series 2022, Rev., 4.00%, 8/1/2024 (c)	3,175,000	3,198,034
Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments Rev., 0.50%, 6/1/2023 (c)	750,000	739,278
Texas Department of Housing and Community Affairs, Multi-Family Housing, Scott Street Lofts Rev., (MMD + 0.42%), 0.70%, 8/1/2023 (d)	540,000	528,649
Texas Public Finance Authority Rev., 5.00%, 2/1/2025	25,000	26,241
Texas Southmost College District Series 2014B, GO, 5.00%, 2/15/2023	20,000	20,098
Texas State University System
Rev., 5.00%, 3/15/2023	30,000	30,223
Series 2021A, Rev., 5.00%, 3/15/2023	25,000	25,186
Series 2017A, Rev., 5.00%, 3/15/2025	60,000	63,098
Texas State University, Financing System
Rev., 3.00%, 3/15/2023 (b)	35,000	35,040
Series 2019A, Rev., 5.00%, 3/15/2025	40,000	42,065

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Transportation Commission State Highway Fund, First Tier
Rev., 5.00%, 10/1/2023	110,000	112,535
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,087,123
Texas Water Development Board, Water Implementation Fund
Series 2019A, Rev., 5.00%, 4/15/2023	75,000	75,719
Series 2018A, Rev., 5.00%, 10/15/2024	50,000	52,218
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2023	20,000	20,170
Tomball Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 5.00%, 2/15/2023	85,000	85,443
GO, PSF-GTD, 5.00%, 2/15/2025	35,000	36,683
Town of Addison GO, 4.00%, 2/15/2023	20,000	20,063
Town of Addison, Combination Tax GO, 4.00%, 2/15/2023	50,000	50,149
Travis County Housing Finance Corp., Multi-Family Housing, Cascades at Onion Creek Apartments Rev., 0.35%, 2/1/2023 (c)	165,000	164,015
Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2023	30,000	30,487
Trinity River Authority, Denton Creek Wastewater Treatment System Rev., 5.00%, 2/1/2024	40,000	41,086
Trinity River Authority, Water Project
Rev., 5.00%, 2/1/2024	25,000	25,679
Rev., 5.00%, 2/1/2025	75,000	78,676
Troy Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/1/2023	30,000	30,075
Tyler Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,124
University of Houston Series 2017A, Rev., 5.00%, 2/15/2025	45,000	47,332
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	25,000	26,300
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	525,998
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	46,893
Weslaco Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	15,000	15,070
West Harris County Regional Water Authority Series 2016A, Rev., 5.00%, 12/15/2022	20,000	20,019
Total Texas		131,443,821
Utah — 1.3%
Alpine School District, School Building, Guaranty Program
GO, 5.00%, 3/15/2023	25,000	25,180
Series 2017B, GO, 5.00%, 3/15/2023	25,000	25,180
City of Provo, Wastewater Series 2015A, Rev., 5.00%, 2/1/2023	25,000	25,104
City of Salt Lake City, Sales and Excise Tax Series 2016A, Rev., 4.00%, 10/1/2023	30,000	30,374
City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	25,744
City of St. George, Excise Tax GO, 4.00%, 8/1/2023	75,000	75,090
City of St. George, Franchise Tax
Rev., 5.00%, 12/1/2022	115,000	115,000
Rev., 5.00%, 12/1/2023	40,000	40,892
County of Salt Lake, Crossover GO, 4.00%, 12/15/2022	75,000	75,043
County of Summit, Sales Tax Rev., 5.00%, 12/15/2022	50,000	50,047
County of Utah, IHC Health Services, Inc.
Series 2016D, Rev., VRDO, LIQ: US Bank NA, 1.88%, 12/9/2022 (c)	30,000,000	30,000,000
Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	675,000	696,783
Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	880,000	937,333
County of Utah, Transportation Sales Tax Rev., 4.00%, 12/1/2022	25,000	25,000
Davis School District, School District Bond Guaranty Program Series 2019B, GO, 5.00%, 6/1/2023	25,000	25,316
Magna Water District GO, 5.00%, 6/1/2023	50,000	50,613

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Midvale Redevelopment Agency, Sales Tax Rev., 4.00%, 5/1/2023	20,000	20,125
Mountain Regional Water Special Service District Series 2014A, Rev., AGM, 3.00%, 12/15/2022	75,000	75,014
Murray City Municipal Building Authority Rev., 4.00%, 12/1/2022	40,000	40,000
Nebo School District Series 2017C, GO, 4.00%, 7/1/2023	20,000	20,175
Salt Lake County Municipal Building Authority Rev., 5.00%, 1/15/2023	160,000	160,491
South Valley Water Reclamation Facility, Sewer Rev., AGM, 5.00%, 2/15/2023	75,000	75,368
State of Utah GO, 5.00%, 7/1/2024	75,000	77,873
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2023	30,000	30,507
Series 2017A, Rev., 5.00%, 8/1/2023	20,000	20,338
Series A-1, Rev., 5.00%, 8/1/2023	20,000	20,338
Series 2017A, Rev., 5.00%, 8/1/2024	45,000	46,787
Utah Associated Municipal Power Systems, Horse Butte Wind Series 2017A, Rev., 5.00%, 9/1/2026	725,000	777,158
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2023	155,000	156,308
Utah State Building Ownership Authority, Facilities Master Lease Program Rev., 5.00%, 5/15/2023	40,000	40,460
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	35,010
Utah State University Series 2015B, Rev., 5.00%, 12/1/2022	75,000	75,000
Utah State University, Student Building Fee Series 2013B, Rev., 4.00%, 12/1/2022	25,000	25,000
Utah Transit Authority, Sales Tax
Series 2018-2, Rev., 5.00%, 12/15/2022	25,000	25,023
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	20,270
Utah Water Finance Agency, Loan Financing Program Series 2019B, Rev., 5.00%, 3/1/2023	110,000	110,687
Washington County School District Board of Education, School Bond Guaranty Program Series 2016B, GO, 5.00%, 3/1/2023	30,000	30,186
Washington County-St George Interlocal Agency Series 2012A, Rev., 2.13%, 12/1/2022	185,000	185,000
White City Water Improvement District Rev., 3.00%, 2/1/2023	25,000	25,014
Total Utah		34,314,831
Vermont — 0.0% ^
Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project Series 2016A, Rev., 5.00%, 12/1/2022	50,000	50,000
Vermont Municipal Bond Bank
Series 2015-1, Rev., 4.00%, 12/1/2022	35,000	35,000
Series 2021-4, Rev., 4.00%, 12/1/2022	160,000	160,000
Series 2, Rev., 5.00%, 12/1/2022	25,000	25,000
Series 2016-2, Rev., 5.00%, 12/1/2022	180,000	180,000
Series 3, Rev., 5.00%, 12/1/2022	155,000	155,000
Series 5, Rev., 5.00%, 12/1/2022	65,000	65,000
Series 3, Rev., 5.00%, 12/1/2023	25,000	25,595
Total Vermont		695,595
Virgin Islands — 0.0% ^
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	1,000,000	1,020,548
Virginia — 1.3%
Albemarle County Economic Development Authority Series 2012-A, Rev., 5.00%, 1/1/2023	3,500,000	3,506,909
Arlington County Industrial Development Authority Rev., 5.00%, 2/15/2023	35,000	35,182
Chesapeake Bay Bridge and Tunnel District General Resolution Rev., BAN, 5.00%, 11/1/2023	17,860,000	18,162,850
City of Chesapeake Series A, Rev., 5.00%, 7/15/2023	185,000	185,345
City of Hampton Series 2015-B, GO, 5.00%, 9/1/2024 (b)	30,000	31,180

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
City of Norfolk
Series A, GO, 5.00%, 10/1/2023	10,000	10,204
Rev., 5.00%, 11/1/2024	100,000	104,364
City of Poquoson GO, 5.00%, 2/15/2023	35,000	35,182
City of Richland, Waterworks Utility
Series 2013A, Rev., 5.00%, 1/15/2023 (b)	30,000	30,091
Series 2020A, Rev., 5.00%, 1/15/2023	25,000	25,078
City of Suffolk, Tax-Exempt Series 2017A, GO, 5.00%, 2/1/2023	25,000	25,100
City of Virginia Beach, Public Improvement Series 2016-A, GO, 5.00%, 2/1/2023	25,000	25,108
City of Winchester, Public Improvement GO, 5.00%, 3/1/2023	35,000	35,215
Commonwealth of Virginia Series 2013B, GO, 4.00%, 6/1/2025	20,000	20,161
County of Chesterfield COP, 4.00%, 11/1/2023	100,000	100,109
County of Chesterfield, Public Improvement Series 2015B, GO, 5.00%, 1/1/2023	20,000	20,042
County of Culpeper GO, 5.00%, 1/15/2024	25,000	25,662
County of Fairfax, Public Improvement Series 2012B, GO, 5.00%, 4/1/2023	25,000	25,216
County of Hanover, Public Improvement Series A, GO, 4.13%, 1/15/2023	50,000	50,069
County of Henrico, Water and Sewer Rev., 3.13%, 5/1/2023 (b)	20,000	20,050
County of Loudoun, Public Improvement Series 2018A, GO, 5.00%, 12/1/2022	25,000	25,000
County of Pulaski GO, 5.00%, 2/1/2024	40,000	41,100
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	30,000	31,056
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018B, Rev., 5.00%, 5/15/2023 (c)	6,115,000	6,175,578
Hampton Roads Sanitation District, Wastewater
Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,146
Series 2016A, Rev., 5.00%, 8/1/2023	25,000	25,414
Henry County Industrial Development Authority Rev., GAN, 2.00%, 11/1/2023	1,040,000	1,030,682
Loudoun County Economic Development Authority, Public Facilities Project Series 2016A, Rev., 5.00%, 12/1/2022	50,000	50,000
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	90,914
Southampton County Industrial Development Authority, Southampton County Capital Rev., 5.00%, 12/1/2022	65,000	65,000
Virginia Beach Development Authority, Public Facilities Series B, Rev., 5.00%, 12/1/2022	70,000	70,000
Virginia College Building Authority, 21st Century College and Equipment Programs Series 2020A, Rev., 5.00%, 2/1/2023	25,000	25,105
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2009E-1, Rev., 5.00%, 2/1/2023	35,000	35,147
Series 2009E-2, Rev., 5.00%, 2/1/2023	40,000	40,168
Series 2013A, Rev., 5.00%, 2/1/2023	20,000	20,084
Series 2015A, Rev., 5.00%, 2/1/2023	65,000	65,272
Series 2018A, Rev., 5.00%, 2/1/2023	20,000	20,084
Series B, Rev., 5.00%, 2/1/2023	20,000	20,084
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2023	100,000	101,136
Rev., 5.00%, 5/15/2024	35,000	36,202
Series 2017A, Rev., 5.00%, 5/15/2025	40,000	42,286
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	235,000	236,707
Rev., GAN, 5.00%, 3/15/2025	30,000	31,603
Virginia Commonwealth University Health System Authority Rev., 5.00%, 7/1/2025	45,000	47,386
Virginia Housing Development Authority Series 2020B, Rev., 0.99%, 3/1/2024	210,000	203,551

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Public Building Authority, Public Facilities
Series 2012A, Rev., 4.00%, 8/1/2023	10,000	10,096
Series 2018A, Rev., 5.00%, 8/1/2023	30,000	30,483
Series 2020B, Rev., 5.00%, 8/1/2023	10,000	10,161
Series A, Rev., 5.00%, 8/1/2023	20,000	20,322
Series C, Rev., 4.00%, 8/1/2026	25,000	25,531
Virginia Public School Authority, School Financing 1997 Resolution
Series 2013A, Rev., 5.00%, 8/1/2023	10,000	10,168
Series 2013A, Rev., 5.00%, 8/1/2023 (b)	25,000	25,409
Series 2014C, Rev., 5.00%, 8/1/2023	25,000	25,419
Series 2015A, Rev., 5.00%, 8/1/2024	25,000	26,005
Virginia Public School Authority, School Financing, Special Obligation Rev., 5.00%, 2/1/2023	120,000	120,513
Virginia Public School Authority, School Technology and Security Notes Series VI, Rev., 5.00%, 4/15/2023	80,000	80,764
Virginia Resources Authority, Infrastructure Moral Obligation Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,017
Western Regional Jail Authority, Regional Jail Facility Rev., 4.00%, 12/1/2022	50,000	50,000
Winchester Economic Development Authority, Health System Obligation Group Series 2014A, Rev., 5.00%, 1/1/2023	25,000	25,046
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	2,110,000	2,019,423
Total Virginia		33,507,179
Washington — 1.5%
Auburn School District No. 408 of King and Pierce Counties
GO, 3.00%, 12/1/2022	150,000	150,000
GO, 4.00%, 12/1/2022	155,000	155,000
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	26,181
Benton County School District No. 17 Kennewick, Unlimited Tax
GO, 5.00%, 12/1/2022	90,000	90,000
GO, 5.00%, 12/1/2023	60,000	61,458
Benton County School District No. 400 Richland, Unlimited Tax GO, 5.00%, 12/1/2023	50,000	50,612
Cascade Water Alliance Rev., 5.00%, 1/1/2023	25,000	25,052
Central Washington University Rev., 4.00%, 5/1/2026	270,000	271,051
City of Auburn, Utility System
Rev., 5.00%, 12/1/2022	35,000	35,000
Rev., 5.00%, 12/1/2023	35,000	35,802
City of Bellevue, Limited Tax GO, 5.00%, 12/1/2022	75,000	75,000
City of Bellingham, Limited Tax GO, 5.00%, 12/1/2022	25,000	25,000
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2022	75,000	75,000
City of Bothell, Limited Tax GO, 5.00%, 3/1/2023	25,000	25,152
City of Centralia Electric System Rev., 5.00%, 12/1/2022	150,000	150,000
City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	25,304
City of Everett, Water and Sewer
Rev., 5.00%, 12/1/2022	500,000	500,000
Rev., 5.00%, 12/1/2023	25,000	25,593
Rev., 5.00%, 12/1/2024	40,000	40,035
City of Kennewick, Limited Tax GO, 3.00%, 12/1/2022	20,000	20,000
City of Lynnwood
Rev., 4.00%, 12/1/2022	45,000	45,000
Rev., 4.00%, 12/1/2023	30,000	30,429
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	26,146

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
City of Olympia, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	45,000
City of Renton, Limited Tax Series A, GO, 4.00%, 12/1/2022	50,000	50,000
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2023	20,000	20,249
City of Seattle, Limited Tax
Series 2016A, GO, 5.00%, 4/1/2023	30,000	30,253
GO, 5.00%, 5/1/2023	20,000	20,210
Series 2013A, GO, 4.00%, 10/1/2023	25,000	25,121
City of Seattle, Municipal Light and Power Improvement
Series 2019A, Rev., 5.00%, 4/1/2023	25,000	25,211
Series 2020A, Rev., 5.00%, 7/1/2023	30,000	30,439
Series 2016C, Rev., 5.00%, 10/1/2023	45,000	45,917
City of Shelton, Limited Tax GO, 4.00%, 12/1/2022	150,000	150,000
City of Spokane, Unlimited Tax GO, 5.00%, 12/1/2022	200,000	200,000
City of Spokane, Water and Wastewater System
Rev., 5.00%, 12/1/2022	25,000	25,000
Rev., 5.00%, 12/1/2023	20,000	20,480
City of Tacoma
Rev., 3.00%, 12/1/2022	30,000	30,000
Rev., 5.00%, 12/1/2022	280,000	280,000
Series 2015A, Rev., 5.00%, 12/1/2022	20,000	20,000
City of Tacoma, Water Supply System Rev., 5.00%, 12/1/2022	25,000	25,000
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	35,491
City of Vancouver, Limited Tax Series 2015B, GO, 5.00%, 12/1/2022	80,000	80,000
City of Walla Walla, Unlimited Tax
GO, 3.00%, 12/1/2022	70,000	70,000
GO, 3.00%, 12/1/2023	25,000	25,094
City of Wenatchee, Water and Sewer System Rev., 3.00%, 12/1/2022	25,000	25,000
City of Yakima, Limited Tax Series 2014A, GO, 5.00%, 6/1/2023	25,000	25,285
Clark County Public Utility District No. 1, Electric System
Rev., 5.00%, 1/1/2023	330,000	330,649
Rev., 5.00%, 1/1/2024	15,000	15,371
Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2022	80,000	80,000
Clark County School District No. 117 Camas, Unlimited Tax GO, 2.00%, 12/1/2022	30,000	30,000
Clark County School District No. 122 Ridgefield, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,000
Clark County School District No. 37 Vancouver, Unlimited Tax
GO, 3.00%, 12/1/2022	30,000	30,000
GO, 5.00%, 12/1/2023	30,000	30,729
Clark County, Vancouver School District No. 37 GO, 3.00%, 12/1/2023	25,000	25,118
Clark Regional Wastewater District Rev., 5.00%, 12/1/2022	25,000	25,000
County of Benton, Limited Tax
GO, 3.00%, 12/1/2022	45,000	45,000
GO, 3.00%, 12/1/2023	30,000	30,106
County of King, Limited Tax
Series 2012E, GO, 3.00%, 12/1/2022	30,000	30,000
GO, 5.00%, 12/1/2022	50,000	50,000
Series 2014C, GO, 5.00%, 12/1/2022	180,000	180,000
Series 2021A, GO, 3.00%, 1/1/2023	120,000	120,054
County of King, Sewer Series 2013A, Rev., 5.00%, 1/1/2024	30,000	30,058

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
County of King, Sewer, Junior Lien
Series 2020A, Rev., 0.63%, 1/1/2024 (c)	1,545,000	1,493,214
Series B, Rev., 0.88%, 1/1/2026 (c)	60,000	54,835
County of Kitsap, Limited Tax GO, 4.00%, 12/1/2022	70,000	70,000
County of Kitsap, Sewer Rev., 5.00%, 12/1/2022	25,000	25,000
County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	62,775
County of Snohomish, Limited Tax
GO, 4.00%, 12/1/2022	190,000	190,000
GO, 5.00%, 12/1/2022	70,000	70,000
County of Spokane, Limited Tax GO, 5.00%, 12/1/2022 (b)	75,000	75,000
East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	25,226
Eastern Washington University, Services and Activities Fee Rev., 5.00%, 10/1/2023	35,000	35,655
Energy Northwest, Columbia Generating Station Series 2017-A, Rev., 5.00%, 7/1/2023	35,000	35,504
Energy Northwest, Project 3 Electric
Series 2018C, Rev., 4.00%, 7/1/2023	30,000	30,260
Series C, Rev., 5.00%, 7/1/2023	25,000	25,360
Series 2018C, Rev., 5.00%, 7/1/2025	25,000	26,473
FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2023	45,000	45,525
Grays Harbor County, Public Utility District No. 1
Series 2015A, Rev., 5.00%, 1/1/2023	40,000	40,080
Rev., 5.00%, 7/1/2023 (b)	20,000	20,283
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax
GO, 5.00%, 12/1/2022	135,000	135,000
GO, 5.00%, 12/1/2024	25,000	26,156
King County Fire Protection District No. 2, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,000
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	41,842
King County Public Hospital District No. 1, Valley Medical Center, Limited Tax
GO, 4.00%, 12/1/2022	150,000	150,000
GO, 5.00%, 12/1/2022	410,000	410,000
King County Public Hospital District No. 2, Evergreen Healthcare, Unlimited Tax GO, 5.00%, 12/1/2022	50,000	50,000
King County Rural Library District, Unlimited Tax GO, 4.00%, 12/1/2022	395,000	395,000
King County School District No. 210 Federal Way, Unlimited Tax GO, 4.00%, 12/1/2022	35,000	35,000
King County School District No. 401 Highline, Unlimited Tax
Series 2012B, GO, 3.25%, 12/1/2022	25,000	25,000
GO, 4.00%, 12/1/2022	35,000	35,000
Series 2012B, GO, 5.00%, 12/1/2022	165,000	165,000
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2024	65,000	66,749
King County School District No. 405 Bellevue, Unlimited Tax
Series 2012B, GO, 3.00%, 12/1/2022	40,000	40,000
GO, 5.00%, 12/1/2022	160,000	160,000
Series 2012A, GO, 5.00%, 12/1/2022	45,000	45,000
GO, 5.00%, 12/1/2023	25,000	25,607
GO, 5.00%, 12/1/2024	160,000	167,559
King County School District No. 410 Snoqualmie Valley , Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,000
King County School District No. 410 Snoqualmie Valley, Unlimited Tax GO, 4.00%, 12/1/2022	95,000	95,000
King County School District No. 411 Issaquah, Unlimited Tax
GO, 2.50%, 12/1/2022	40,000	40,000
GO, 3.00%, 12/1/2022	35,000	35,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
GO, 4.00%, 12/1/2022	20,000	20,000
King County School District No. 414 Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2022	410,000	410,000
King County School District No. 415 Kent, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,714
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/2022	40,000	40,000
Kitsap County School District No. 303 Bainbridge Island Series 2014B, GO, 5.00%, 12/1/2022	20,000	20,000
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 5.00%, 12/1/2022	185,000	185,000
Lewis County Public Utility District No. 1, Cowlitz Falls Hydro Electric Project Rev., 5.00%, 10/1/2023	100,000	102,005
Lynnwood Public Facilities District, Convention Center Rev., 5.00%, 12/1/2022	50,000	50,000
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	25,000
North Thurston Public Schools, Unlimited Tax GO, 4.00%, 12/1/2022	40,000	40,000
Pierce County School District No. 10 Tacoma, Unlimited Tax GO, 5.00%, 12/1/2022	175,000	175,000
Pierce County School District No. 3 Puyallup, Unlimited Tax
Series 2012A, GO, 4.00%, 12/1/2022	95,000	95,000
Series 2012A, GO, 5.00%, 12/1/2022	75,000	75,000
Pierce County School District No. 320 Sumner, Unlimited Tax
GO, 3.00%, 12/1/2022	25,000	25,000
GO, 5.00%, 12/1/2022	45,000	45,000
Pierce County School District No. 401 Peninsula, Unlimited Tax GO, 5.00%, 12/1/2022	20,000	20,000
Pierce County School District No. 83 University Place, Unlimited Tax GO, 3.00%, 12/1/2022	75,000	75,000
Port of Bellingham Rev., 4.00%, 12/1/2022	50,000	50,000
Port of Everett Rev., 4.00%, 12/1/2022	70,000	70,000
Port of Everett, Limited Tax GO, 5.00%, 12/1/2022	50,000	50,000
Port of Seattle, Intermediate Lien
Series 2021A, Rev., 5.00%, 12/1/2022	120,000	120,000
Series B, Rev., 5.00%, 3/1/2023	315,000	316,842
Port of Tacoma, Limited Tax Series 2016A, GO, 4.00%, 12/1/2022	80,000	80,000
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/1/2022	40,000	40,000
Snohomish County Public Utility District No. 1, Electric System
Rev., 5.00%, 12/1/2022 (b)	305,000	305,000
Rev., 5.00%, 12/1/2022	65,000	65,000
Snohomish County Public Utility District No. 1, Generation System Series 2020A, Rev., 5.00%, 12/1/2022	200,000	200,000
Snohomish County School District No. 103 Monroe, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,000
Snohomish County School District No. 2 Everett, Unlimited Tax GO, 3.00%, 12/1/2022	65,000	65,000
Spokane & Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	25,000
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2022	20,000	20,000
Spokane County School District No. 356 Central Valley, Unlimited Tax GO, 5.00%, 12/1/2023	45,000	46,093
Spokane Public Facilities District, Hotel and Sales Tax Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	25,294
State of Washington Series R-2022C, GO, 4.00%, 7/1/2027	15,000,000	15,828,958
State of Washington, Motor Vehicle Fuel Tax
Series 2003F, GO, NATL-RE, Zero Coupon, 12/1/2022	75,000	75,000
Series R-2020B, GO, 5.00%, 1/1/2023	45,000	45,095
Series 2013E, GO, 5.00%, 2/1/2023	30,000	30,128
Series 2014E, GO, 5.25%, 2/1/2023	30,000	30,140
Series 2003C, GO, NATL-RE, Zero Coupon, 6/1/2023	45,000	44,414
Series R-2013D, GO, 5.00%, 7/1/2023	20,000	20,296
Series 2013E, GO, 5.00%, 2/1/2024	20,000	20,080
Series 2013E, GO, 5.00%, 2/1/2025	85,000	85,336
State of Washington, Senior 520 Corridor Program, Federal Highway Series 2014C, Rev., 5.00%, 9/1/2024	95,000	96,717

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
State of Washington, State and Local Agency Personal Property Series 2014B, COP, 5.00%, 7/1/2024	50,000	51,813
State of Washington, State and Local Agency Real and Personal Property
Series 2015C, COP, 5.00%, 7/1/2023	55,000	55,773
Series 2016A, COP, 5.00%, 7/1/2023	35,000	35,492
Series 2018C, COP, 5.00%, 7/1/2024	35,000	36,269
State of Washington, Various Purpose
Series 2013D, GO, 5.00%, 2/1/2023	10,000	10,043
Series 2017D, GO, 5.00%, 2/1/2023	25,000	25,107
Series 2019C, GO, 5.00%, 2/1/2023	45,000	45,192
Series R-2015C, GO, 5.00%, 7/1/2023	80,000	81,184
Series R-C, GO, 5.00%, 7/1/2023	20,000	20,296
Series 2015E, GO, 5.00%, 7/1/2024	25,000	25,958
Series 2018A, GO, 5.00%, 8/1/2024	40,000	41,589
Series R-2013C, GO, 5.00%, 7/1/2025	50,000	50,705
Series 2014A, GO, 5.00%, 8/1/2025	35,000	35,554
Series R-2013C, GO, 4.00%, 7/1/2026	75,000	75,599
Series 2014A, GO, 5.00%, 8/1/2026	70,000	71,089
Tacoma Metropolitan Park District, Unlimited Tax
Series B, GO, 4.00%, 12/1/2022	20,000	20,000
GO, 5.00%, 12/1/2022	215,000	215,000
Series B, GO, 5.00%, 12/1/2022	60,000	60,000
Thurston County School District No. 33 Tumwater, Unlimited Tax GO, 5.00%, 12/1/2022	55,000	55,000
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2022	115,000	115,000
Series A, Rev., 5.00%, 12/1/2022	140,000	140,000
Washington Economic Development Finance Authority, Washington Biomedical Research Properties II Rev., 5.00%, 6/1/2023	35,000	35,422
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Rev., 5.00%, 7/1/2023	30,000	30,352
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2023	230,000	230,204
Series 2012A, Rev., 5.00%, 10/1/2024	55,000	55,048
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,035,652
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	500,000	517,899
Washington State Housing Finance Commission Series A, Rev., 7.00%, 7/1/2025 (b) (e)	6,530,000	7,127,320
Western Washington University, Housing and Dining System Rev., AGM, 5.00%, 4/1/2023	50,000	50,378
Yakima County School District No. 203 Highland, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,000
Yakima County School District No. 208 West Valley GO, 2.00%, 12/1/2022	25,000	25,000
Yakima County School District No. 7 Yakima GO, 5.00%, 12/1/2022	35,000	35,000
Total Washington		38,527,803
West Virginia — 0.1%
State of West Virginia Series 2018A, GO, 5.00%, 12/1/2022	50,000	50,000
West Virginia Economic Development Authority, Appalachian Power Co. Series 2015A, Rev., 2.55%, 4/1/2024 (c)	135,000	132,056
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	125,275
Rev., 5.00%, 6/1/2025	805,000	817,388
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Rev., 0.63%, 12/15/2025 (c)	100,000	89,262

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — continued
West Virginia State School Building Authority, Lottery Series 2015A, Rev., 5.00%, 7/1/2023	25,000	25,337
West Virginia State School Building Authority, Lottery Capital Improvement Series 2012A, Rev., 5.00%, 7/1/2023	100,000	100,201
Total West Virginia		1,339,519
Wisconsin — 0.8%
City of Brookfield GO, 3.00%, 12/1/2022	455,000	455,000
City of Madison
Series 2014C, Rev., 5.00%, 12/1/2022	50,000	50,000
Series 2019A, Rev., 5.00%, 1/1/2023	35,000	35,071
City of Madison, Water Utility Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,038,014
City of Manitowoc GO, 2.00%, 2/1/2023	320,000	319,515
City of Milwaukee, Promissory Notes
Series 2018 N1, GO, 5.00%, 2/1/2023	1,325,000	1,329,956
Series 2016N2, GO, 4.00%, 3/1/2023	30,000	30,096
Series 2020N4, GO, 5.00%, 4/1/2023	35,000	35,262
City of Milwaukee, Sewerage System Series 2016S7, Rev., 5.00%, 6/1/2023	25,000	25,290
City of Oak Creek Series 2021B, Rev., 2.00%, 4/1/2024	5,020,000	4,945,432
City of Oshkosh, Promissory Notes Series 2017B, GO, 4.00%, 12/1/2022	80,000	80,000
City of Oshkosh, Street Improvement
Series 2019A, GO, 0.05%, 12/1/2022	70,000	70,000
Series 2019A, GO, 2.00%, 12/1/2023	200,000	197,592
City of Oshkosh, Wisconsin Sewer System Series D, Rev., 5.00%, 5/1/2023	25,000	25,238
City of Racine
GO, 3.00%, 12/1/2022	25,000	25,000
GO, 5.00%, 12/1/2022	25,000	25,000
Rev., 3.50%, 12/16/2022	3,500,000	3,501,261
City of Wauwatosa Series 2019A, GO, 4.00%, 12/1/2022	75,000	75,000
County of Dane, Promissory Notes Series 2019A, GO, 2.00%, 6/1/2023	20,000	19,925
County of Milwaukee
Series 2017B, GO, 2.00%, 12/1/2022	25,000	25,000
Series 2014A, GO, 3.00%, 12/1/2022	25,000	25,000
County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	100,147
County of Washington GO, 3.00%, 3/1/2023	50,000	50,060
East Troy Community School District GO, 3.00%, 3/1/2023	20,000	20,025
Fond Du Lac School District, Promissory Notes Series 2019A, GO, 3.00%, 4/1/2023	40,000	40,057
Fox Valley Technical College District, Promissory Notes
Series 2018A, GO, 4.00%, 12/1/2022	60,000	60,000
Series 2019A, GO, 4.00%, 12/1/2022	55,000	55,000
Fox Valley Technical College District, School Facilities
Series 2012C, GO, 3.00%, 12/1/2022	50,000	50,000
Series 2012C, GO, 3.00%, 12/1/2022 (b)	25,000	25,000
Franklin Public School District GO, 4.00%, 4/1/2023	25,000	25,130
Grafton School District, School Building and Improvement GO, 5.00%, 4/1/2023 (b)	20,000	20,167
Kohler School District GO, 5.00%, 3/1/2023	30,000	30,182
Milton School District GO, 5.00%, 3/1/2023	85,000	85,508
Milwaukee Area Technical College District, Promissory Notes Series B, GO, 4.00%, 6/1/2023	25,000	25,191
Milwaukee Redevelopment Authority, Public Schools
Rev., 5.00%, 11/15/2023	130,000	132,787

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2016A, Rev., 5.00%, 11/15/2023	40,000	40,858
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	311,472
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (e)	1,975,000	1,764,556
Public Finance Authority, KU Campus Development Corp. - Central District Development Project Rev., 5.00%, 3/1/2023	145,000	145,848
River Falls School District, Corporate Purpose Series 2018A, GO, 5.00%, 4/1/2023	40,000	40,328
River Falls School District, School Building and Improvement Series 2019A, GO, 3.00%, 4/1/2023	25,000	25,042
School District of Maple Series 2015A, GO, 5.00%, 4/1/2023	30,000	30,239
State of Wisconsin
Series 2013-1, GO, 5.00%, 5/1/2023	25,000	25,265
Series 2015A, GO, 5.00%, 5/1/2023 (b)	30,000	30,313
Series 2017A, GO, 5.00%, 5/1/2023	20,000	20,212
Series 2018A, GO, 5.00%, 5/1/2023	25,000	25,265
Series 2018B, GO, 5.00%, 5/1/2023 (b)	45,000	45,460
Series 2021A, GO, 5.00%, 5/1/2023	25,000	25,265
Series 1, GO, 5.00%, 5/1/2024	40,000	40,417
Series 4, GO, 5.00%, 5/1/2025	40,000	41,792
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
Series 2013-1, Rev., 4.00%, 6/1/2023 (b)	40,000	40,294
Series 2013-1, Rev., 5.00%, 6/1/2023 (b)	30,000	30,368
State of Wisconsin, Environmental Improvement Fund Series 2017A, Rev., 5.00%, 6/1/2023	20,000	20,254
State of Wisconsin, Master Lease Series 2021A, COP, 4.00%, 3/1/2023	30,000	30,110
University of Wisconsin Hospitals & Clinics Series 2013-A, Rev., 5.00%, 4/1/2023 (b)	320,000	322,674
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	185,425
Village of Jackson Series 2017A, GO, 2.00%, 12/1/2022	35,000	35,000
Village of Menomonee Falls, Corporate Purpose Series B, GO, 3.50%, 2/1/2024	245,000	247,551
Walworth County Joint School District No. 2 Genoa - Bloomfield, School Improvement GO, 4.00%, 4/1/2023	20,000	20,091
Waterford Graded Joint School District No. 1, Promissory Notes GO, 3.00%, 4/1/2023	25,000	25,030
Wisconsin Center District, Capital Appreciation Series 1996A, Rev., NATL-RE, Zero Coupon, 12/15/2022	90,000	89,903
Wisconsin Department of Transportation
Series 2013-1, Rev., 5.00%, 7/1/2023 (b)	25,000	25,361
Series 2017-1, Rev., 5.00%, 7/1/2023	10,000	10,147
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Rev., 5.00%, 1/29/2025 (c)	200,000	207,558
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin Rev., 5.00%, 12/1/2022	80,000	80,000
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2023	650,000	655,172
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	1,465,000	1,469,925
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	180,000	190,688
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Series 2013A, Rev., 5.00%, 11/15/2023 (b)	20,000	20,403
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	250,000	260,393
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2023	100,000	101,570
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc. Series 2016B, Rev., 5.00%, 2/15/2023	80,000	80,335
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2026	160,000	160,217

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2023	125,000	124,921
Rev., 4.00%, 1/1/2024	160,000	158,646
Rev., 4.00%, 1/1/2025	210,000	206,460
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	25,112
Rev., 4.00%, 8/15/2025 (b)	30,000	30,942
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2022	135,000	135,106
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2024	185,000	192,218
Series 2014A, Rev., 5.00%, 12/1/2025	285,000	295,553
Wisconsin Health and Educational Facilities Authority, Unitypoint Health Series 2014A, Rev., 5.00%, 12/1/2022	180,000	180,000
Total Wisconsin		21,321,665
Wyoming — 0.0% ^
Albany County School District No. 1 GO, 4.00%, 6/1/2023	20,000	20,140
Wyoming State Loan and Investment Board, Capital Facilities Series 2012A, Rev., 5.00%, 10/1/2023	30,000	30,242
Total Wyoming		50,382
Total Municipal Bonds (Cost $2,255,440,414)		2,240,995,292
	SHARES
Short-Term Investments — 13.5%
Investment Companies — 13.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (g) (h) (Cost $351,014,688)	350,882,674	351,058,115
Total Investments — 99.3% (Cost $2,606,455,102)		2,592,053,407
Other Assets Less Liabilities — 0.7%		18,494,869
NET ASSETS — 100.0%		2,610,548,276

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,240,995,292	$—	$2,240,995,292
Short-Term Investments
Investment Companies	351,058,115	—	—	351,058,115
Total Investments in Securities	$351,058,115	$2,240,995,292	$—	$2,592,053,407

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$288,389,747	$3,467,596,810	$3,404,984,402	$13,960	$42,000	$351,058,115	350,882,674	$2,274,232	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.